As filed with the Securities and Exchange Commission on 5/9/2025

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-23011

Investment Company Act file number

The RBB FUND TRUST
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Steven Plump, President

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(609) 731-6256

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

First Eagle Global Equity ETF
FEGE (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First Eagle Global Equity ETF (the “Fund”) for the period of December 19, 2024, to February 28, 2025. You can find additional information about the Fund at www.firsteagle.com/funds/global-equity-etf. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD FROM DECEMBER 19, 2024 TO FEBRUARY 2025**?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
First Eagle Global Equity ETF	$10	0.50%
*	Annualized
**	Inception date of the Fund was December 19, 2024. Costs of a $10,000 investment in the Fund for a full semi-annual period would have been higher.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$95,288,391
Number of Holdings	80
Portfolio Turnover	4%
Visit www.firsteagle.com/funds/global-equity-etf for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top Holdings	(% of Net Assets)
Meta Platforms, Inc. - Class A	3.7%
Oracle Corp.	3.4%
Philip Morris International, Inc.	3.2%
Alphabet, Inc. - Class C	2.8%
British American Tobacco PLC	2.3%
HCA Healthcare, Inc.	2.2%
Samsung Electronics Co. Ltd.	2.2%
Cie Financiere Richemont SA	2.2%
Wheaton Precious Metals Corp.	2.2%
Elevance Health, Inc.	2.2%

Top Sectors	(% of Net Assets)
Consumer Staples	17.4%
Financials	13.2%
Health Care	11.8%
Industrials	11.5%
Information Technology	10.6%
Materials	9.3%
Communication Services	9.2%
Energy	7.7%
Consumer Discretionary	7.3%
Cash & Other	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.firsteagle.com/funds/global-equity-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
First Eagle Global Equity ETF	PAGE 1	TSR-SAR-75526L886

First Eagle Overseas Equity ETF
FEOE (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First Eagle Overseas Equity ETF (the “Fund”) for the period of December 19, 2024, to February 28, 2025. You can find additional information about the Fund at www.firsteagle.com/funds/overseas-equity-etf. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD FROM DECEMBER 19, 2024 TO FEBRUARY 2025**?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
First Eagle Overseas Equity ETF	$10	0.50%
*	Annualized
**	Inception date of the Fund was December 19, 2024. Costs of a $10,000 investment in the Fund for a full semi-annual period would have been higher.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$18,106,484
Number of Holdings	66
Portfolio Turnover	3%
Visit www.firsteagle.com/funds/overseas-equity-etf for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top Holdings	(% of Net Assets)
British American Tobacco PLC	4.1%
Imperial Oil Ltd.	3.8%
Shell PLC	3.5%
Cie Financiere Richemont SA	3.4%
Danone SA	2.8%
Prosus NV	2.8%
Investor AB	2.7%
Willis Towers Watson PLC	2.5%
Unilever PLC	2.5%
Samsung Electronics Co. Ltd.	2.5%

Top Sectors	(% of Net Assets)
Consumer Staples	22.9%
Industrials	16.2%
Financials	15.9%
Consumer Discretionary	13.0%
Materials	12.2%
Energy	7.3%
Information Technology	5.8%
Health Care	4.9%
Communication Services	0.7%
Cash & Other	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.firsteagle.com/funds/overseas-equity-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
First Eagle Overseas Equity ETF	PAGE 1	TSR-SAR-75526L878

Longview Advantage ETF
EBI (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Longview Advantage ETF (the”Fund”) for the period of February 26, 2025, to February 28, 2025. You can find additional information about the Fund at https://longviewresearchpartners.com/documents/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD FROM FEBRUARY 26, 2025 TO FEBRUARY 28, 2025? **  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment **	Costs paid as a percentage of a $10,000 investment*
Longview Advantage ETF	$0	0.24%
*	Annualized
**	Inception date of the Fund was February 26, 2025. Costs of a $10,000 investment in the Fund for a full semi-annual period would have been higher.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$439,819,098
Number of Holdings	1,613
Portfolio Turnover	0%
Visit https://longviewresearchpartners.com/documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top Sectors	(% of Net Assets)
Information Technology	7.5%
Financials	3.6%
Industrials	2.4%
Consumer Discretionary	2.2%
Health Care	2.2%
Communication Services	2.0%
Consumer Staples	1.6%
Energy	1.6%
Utilities	0.5%
Cash & Other	76.4%

Top 10 Holdings	(% of Net Assets)
Dimensional US Core Equity 2 ETF	26.5%
Dimensional US Targeted Value ETF	6.6%
John Hancock Multi-Factor Mid Cap ETF	6.0%
Avantis U.S. Small Cap Value ETF	5.3%
EA Bridgeway Omni Small-Cap Value ETF	5.1%
Dimensional US Marketwide Value ETF	3.5%
Vanguard Small-Cap ETF	3.4%
Apple, Inc.	2.4%
Dimensional US Small Cap Value ETF	2.1%
Dimensional US Equity Market ETF	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://longviewresearchpartners.com/documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Longview Advantage ETF	PAGE 1	TSR-SAR-75526L852

P/E Global Enhanced International Fund
Institutional Class | PEIEX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the P/E Global Enhanced International Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.peglobalenhancedinternationalfund.com/. You can also request this information by contacting us at 1-855-610-4766.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	1.00%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$30,719,922
Number of Holdings	16
Portfolio Turnover (excludes derivatives)	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
United States Treasury Bill	84.2%
MSCI EAFE Index	3.8%
Euro/US Dollar Cross Currency Rate	1.7%
Australian Dollar/US Dollar Cross Currency Rate	0.0%
Swiss Franc/US Dollar Cross Currency Rate	0.3%
Japanese Yen/US Dollar Cross Currency Rate	0.1%
British Pound/US Dollar Cross Currency Rate	0.0%
New Zealand Dollar/US Dollar Cross Currency Rate	0.0%
US Dollar/Norwegian Krone Cross Currency Rate	0.0%
Mexican Peso/US Dollar Cross Currency Rate	0.0%

Top Sectors	(% of net assets)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.peglobalenhancedinternationalfund.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-610-4766, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
P/E Global Enhanced International Fund	PAGE 1	TSR-SAR-75526L100

Penn Capital Short Duration High Income Fund
Institutional Class | PSHNX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Penn Capital Short Duration High Income Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://penncapital.com/mutual-funds. You can also request this information by contacting us at 1-844-302-7366.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$27	0.54%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$15,426,314
Number of Holdings	85
Portfolio Turnover	29%
Visit https://penncapital.com/mutual-funds for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.9%
American Airlines, Inc.	2.7%
Navient Corp.	2.3%
Harvest Midstream I LP	2.2%
OneMain Finance Corp.	2.2%
Cogent Communications Group LLC	2.0%
Crown Cork & Seal Co., Inc.	2.0%
Acadian Asset Management, Inc.	1.9%
Nexstar Media, Inc.	1.9%
OneMain Finance Corp.	1.9%

Top Sectors	(% of Net Assets)
Consumer Discretionary	19.7%
Communications	17.4%
Financials	15.9%
Energy	15.6%
Materials	9.0%
Industrials	6.5%
Health Care	5.8%
Consumer Staples	3.5%
Utilities	2.1%
Cash & Other	4.5%
Material Fund Changes:
Effective November 7, 2024, shareholders of the Fund approved a new advisory agreement.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://penncapital.com/mutual-funds.
Penn Capital Short Duration High Income Fund	PAGE 1	TSR-SAR-707269882

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-844-302-7366, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Penn Capital Short Duration High Income Fund	PAGE 2	TSR-SAR-707269882

Penn Capital Special Situations Small Cap Equity Fund
Institutional Class | PSCNX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Penn Capital Special Situations Small Cap Equity Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://penncapital.com/mutual-funds. You can also request this information by contacting us at 1-844-302-7366.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$55	1.09%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$56,798,042
Number of Holdings	82
Portfolio Turnover	46%
Visit https://penncapital.com/mutual-funds for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
Alphatec Holdings, Inc.	2.1%
BGC Group, Inc. - Class A	2.1%
Golden Entertainment, Inc.	2.0%
Chart Industries, Inc.	2.0%
Ameris Bancorp	2.0%
Newmark Group, Inc. - Class A	2.0%
First Watch Restaurant Group, Inc.	1.9%
Waystar Holding Corp.	1.9%
Carpenter Technology Corp.	1.8%
Kyndryl Holdings, Inc.	1.7%

Top Sectors	(% of Net Assets)
Financials	16.9%
Consumer Discretionary	13.9%
Industrials	13.4%
Health Care	12.2%
Information Technology	11.5%
Energy	9.6%
Materials	6.1%
Real Estate	5.7%
Communication Services	5.4%
Cash & Other	5.3%
Material Fund Changes:
Effective November 30, 2024, The RBB Fund Trust entered into an amended Interim Advisory Agreement (“Interim Advisory Agreement”) with Penn Capital Management, LLC (“Penn Capital”) with respect to the Fund. Pursuant to the amended Interim Advisory Agreement, Penn Capital did not receive any fees for its management of the Fund between November 30, 2024 until shareholders of the Fund approved the new advisory agreement on January 14, 2025.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://penncapital.com/mutual-funds.
Penn Capital Special Situations Small Cap Equity Fund	PAGE 1	TSR-SAR-707269304

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-844-302-7366, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Penn Capital Special Situations Small Cap Equity Fund	PAGE 2	TSR-SAR-707269304

The Torray Fund
TORYX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about The Torray Fund (the “Fund”)  for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://funds.torray.com/literature/. You can also request this information by contacting us at 1-800-626-9769.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Torray Fund	$47	0.95%
*	Annualized
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
In the six months ending February 28, 2025 the Fund returned 0.90%, compared to 4.04% for the Morningstar US Large-Mid Cap Broad Value Index. Fund performance was led by strength in Health Care and Financials sectors, and offset by weakness in Information Technology, Consumer Discretionary and Industrials sectors. At the holding level the greatest contributors to performance were Fiserv, Inc., American Express Company, Royalty Pharma PLC - Class A, JPMorgan Chase & Co., and Berkshire Hathaway Inc. - Class B. The greatest detractors to performance were Lennar Corporation Class B, General Dynamics Corporation, UnitedHealth Group Incorporated, Applied Materials, Inc., and Texas Instruments Incorporated.
Since our last report in August 2024, we have sold Honeywell International Inc. (HON) and Millrose Properties Inc. Class A (MRP) while initiating positions in Amgen, Inc. (AMGN) and Hewlett Packard Enterprise Co. (HPE). We had patiently waited four years for HON management to rationalize its underperforming units, which have hindered performance of the business and diluted potential shareholder returns. Lennar Corporation (LEN) spun off MRP to operate as an independent land bank for LEN and other home builders. We didn’t want direct exposure to this aspect of the home-building industry so we liquidated the position.
AMGN is a large biotechnology company whose franchise products drive strong cash flow and shareholder returns. We believe the company is developing therapies that can restart growth and improve the modest valuation of its shares. HPE is a leading supplier of IT infrastructure hardware, and we think is well-positioned to benefit from the growing market for AI and traditional servers, particularly in the enterprise market for hybrid cloud services. In our opinion, the proposed acquisition of Juniper Networks, Inc. will bring scale in networking with higher margins, improving firm capabilities and profitability.
We noted in our last report that equity valuations were extended, particularly for companies thought to benefit from the growth of artificial intelligence.  Investors are reassessing expectations for a broad spectrum of companies, and many are experiencing price corrections. The Fund is not immune to this, but we continue to like the long-term prospects for our holdings which we feel are now more reasonably valued.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
The Torray Fund	PAGE 1	TSR-SAR-75526L506

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
The Torray Fund (without sales charge)	10.57	12.28	7.69
S&P 500 TR	18.41	16.85	12.98
Morningstar US Large-Mid Cap Broad Value TR USD	16.99	14.49	10.77
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$346,178,392
Number of Holdings	26
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of Net Assets)
Berkshire Hathaway, Inc.	6.6%
Marsh & McLennan Cos., Inc.	5.2%
Johnson & Johnson	5.0%
Fiserv, Inc.	5.0%
Alphabet, Inc.	4.9%
Royalty Pharma PLC	4.9%
American Express Co.	4.8%
JPMorgan Chase & Co.	4.5%
W R Berkley Corp.	4.4%
Chubb Limited	4.3%

Top Sectors*	(% of Net Assets)
Financials	34.8%
Health Care	16.4%
Information Technology	15.2%
Energy	10.5%
Consumer Discretionary	10.2%
Industrials	7.5%
Communication Services	4.9%
Cash & Other	0.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.torray.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-626-9769, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
The Torray Fund	PAGE 2	TSR-SAR-75526L506

Tweedy, Browne Insider + Value ETF
COPY (Principal U.S. Listing Exchange: NYSE Arca, Inc. )
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Tweedy, Browne Insider + Value ETF (the “Fund”) for the period of  December 26, 2024, to February 28, 2025. You can find additional information about the Fund at http://www.tweedyetfs.com/etf-overview/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD DECEMBER 26, 2024, TO FEBRUARY 28, 2025**? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
Tweedy, Browne Insider + Value ETF	$15	0.80%
*	Annualized
**	Inception date of the Fund was December 26, 2024. Costs of a $10,000 investment in the Fund for a full semi-annual period would have been higher.
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFEECTED ITS PERFORMANCE?
Market Overview
The Tweedy, Browne Insider + Value ETF, which utilizes a factor-driven investment approach combining insider purchase data and value-oriented metrics across multiple geographies and market capitalizations, began trading on December 27, 2024 (“inception”). From inception through February 28, 2025, global equity markets has flipped, as previously ascendant U.S. equities began correcting while international markets surged, particularly in Europe.
What impacted performance during the period?
In this volatile market environment, the Tweedy, Browne Insider + Value ETF made considerable financial progress and outperformed its benchmark, the MSCI World Index (the “Index”), in U.S. dollars. Since its inception through the end of its semi-annual reporting period on February 28, 2025, the Fund has produced a return of 3.58% net of fees versus a return of 0.88% for the Index.

The Fund’s performance was largely due to the Fund’s strategy of coat-tailing the purchase behavior of knowledgeable insiders, its resulting overweight position in non-U.S. equities, and its value-oriented approach to investment. In addition, many of the Fund’s European equities surged partly due to the prospect of an end to the Russia-Ukraine war and an improvement in sentiment regarding the continent’s prospects for economic growth, due in part to German and EU stimulus plans. Strong results from a number of the Fund’s financial, materials, and consumer discretionary holdings contributed to the Fund’s overall return. Solid returns in Asia and emerging markets also contributed to the Fund’s performance for the period.

In contrast, the Fund’s performance was held back in part by the results of its North American equities, and its oil & gas, healthcare, and information technology holdings.

Top Contributors
↑	Banco Santander
↑	Dundee Precious Metals
↑	BAWAG Group AG
↑	CVS Health Corp
↑	Stonex Group
Tweedy, Browne Insider + Value ETF	PAGE 1	TSR-SAR-75526L860

Top Detractors
↓	Embecta Corp
↓	Magellan Financial
↓	Lamb Weston Holdings
↓	Residio Technologies
↓	Bread Financial Holdings
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/26/2024)
Tweedy, Browne Insider + Value ETF NAV	3.58
MSCI THE WORLD INDEX Net (USD)	0.88
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$16,469,213
Number of Holdings	172
Portfolio Turnover	6%
Visit http://www.tweedyetfs.com/etf-overview/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(% of net assets)
BAWAG Group AG	1.3%
StoneX Group, Inc.	1.1%
Burberry Group PLC	1.1%
Erste Group Bank AG	1.0%
Securitas AB	0.9%
Dundee Precious Metals, Inc.	0.9%
HCI Group, Inc.	0.9%
Fifth Third Bancorp	0.9%
KT Corp.	0.9%
Beazley PLC	0.9%

Top Sectors	(% of net assets)
Financials	30.5%
Consumer Discretionary	15.2%
Energy	12.6%
Industrials	10.8%
Materials	9.9%
Consumer Staples	5.4%
Communication Services	5.3%
Health Care	3.3%
Information Technology	2.7%
Cash & Other	4.3%
Tweedy, Browne Insider + Value ETF	PAGE 2	TSR-SAR-75526L860

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.tweedyetfs.com/etf-overview/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Tweedy, Browne Insider + Value ETF	PAGE 3	TSR-SAR-75526L860

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Financial Statements

First Eagle Global Equity ETF

(NYSE Arca, Inc. – FEGE)

First Eagle Overseas Equity ETF

(NYSE Arca, Inc. – FEOE)

of The RBB Fund Trust

February 28, 2025

(Unaudited)

First eagle Global Equity ETF

Schedule of Investments

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.5%
Brazil — 0.8%
Ambev SA - ADR	382,720	$792,230

Canada — 9.0%
Agnico Eagle Mines Ltd.	11,008	1,060,436
Barrick Gold Corp.	98,304	1,744,896
Franco-Nevada Corp.	4,864	694,290
Imperial Oil Ltd.	24,832	1,683,616
Nutrien Ltd.	10,240	536,166
Power Corp. of Canada	24,064	816,687
Wheaton Precious Metals Corp.	30,065	2,072,080
		8,608,171
China — 1.4%
Alibaba Group Holding Ltd.	81,200	1,331,225

France — 3.6%
Danone SA	19,200	1,371,500
LVMH Moet Hennessy Louis Vuitton SE	1,024	738,158
Pernod Ricard SA	3,584	383,871
Sanofi SA	8,448	914,567
		3,408,096
Germany — 0.3%
adidas AG	1,024	261,526

Hong Kong — 0.7%
Jardine Matheson Holdings Ltd.	16,128	643,346

Ireland — 1.4%
Medtronic PLC	15,104	1,389,870

Japan — 6.8%
FANUC Corp.	35,300	1,010,447
Hoshizaki Corp.	12,800	513,071
Mitsubishi Electric Corp.	51,200	784,657
MS&AD Insurance Group Holdings, Inc.	55,000	1,143,588
Secom Co. Ltd.	28,000	957,359
Shimano, Inc.	5,000	678,082
SMC Corp.	1,800	645,697

The accompanying notes are an integral part of these financial statements.

1

First eagle Global Equity ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Sompo Holdings, Inc.	25,600	$752,516
		6,485,417
Mexico — 1.5%
Fomento Economico Mexicano SAB de CV - ADR	15,104	1,420,984

Netherlands — 2.4%
Heineken NV	6,144	517,529
Prosus NV	40,704	1,773,007
		2,290,536
South Korea — 2.2%
Samsung Electronics Co. Ltd.	56,447	2,102,920

Sweden — 1.1%
Investor AB (a)	35,840	1,064,339

Switzerland — 5.0%
Cie Financiere Richemont SA	10,315	2,096,243
Nestle SA	11,008	1,062,093
Schindler Holding AG	4,352	1,328,325
SGS SA	2,816	288,789
		4,775,450
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,656	1,201,608

United Kingdom — 11.8%
BAE Systems PLC	65,792	1,164,010
British American Tobacco PLC	57,344	2,226,734
Diageo PLC	14,592	397,022
Haleon PLC	239,872	1,202,106
Lloyds Banking Group PLC	879,104	807,027
Reckitt Benckiser Group PLC	20,736	1,366,785
Shell PLC	18,688	623,360
Unilever PLC	28,416	1,600,038
Willis Towers Watson PLC	5,494	1,866,037
		11,253,119
United States — 49.2%(b)
Alphabet, Inc. - Class C	15,360	2,645,299
American Express Co.	4,096	1,232,732

The accompanying notes are an integral part of these financial statements.

2

First eagle Global Equity ETF

Schedule of Investments (continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
United States (continued)
Analog Devices, Inc.	4,352	$1,001,221
Bank of New York Mellon Corp.	22,016	1,958,323
Becton Dickinson & Co.	7,571	1,707,488
Berkshire Hathaway, Inc. - Class B (a)	2,228	1,144,813
Bio-Rad Laboratories, Inc. - Class A (a)	1,694	449,181
CH Robinson Worldwide, Inc.	17,152	1,742,986
Colgate-Palmolive Co.	13,312	1,213,655
Comcast Corp. - Class A	52,480	1,882,982
Cummins, Inc.	2,459	905,355
Dollar General Corp.	8,960	664,653
Elevance Health, Inc.	5,196	2,062,189
Equity Residential	13,824	1,025,326
Expeditors International of Washington, Inc.	8,591	1,008,240
Exxon Mobil Corp.	13,568	1,510,525
Fidelity National Financial, Inc.	9,472	611,228
HCA Healthcare, Inc.	6,961	2,132,154
Meta Platforms, Inc. - Class A	5,292	3,536,114
Microsoft Corp.	1,024	406,518
Newmont Corp.	31,744	1,359,913
Noble Corp. PLC	40,704	1,054,234
ONEOK, Inc.	4,608	462,597
Oracle Corp.	19,729	3,276,198
Philip Morris International, Inc.	19,712	3,060,879
PPG Industries, Inc.	4,864	550,702
Royal Gold, Inc.	5,632	827,904
Salesforce, Inc.	3,703	1,102,939
Schlumberger NV	46,336	1,930,358
Texas Instruments, Inc.	5,376	1,053,642
Universal Health Services, Inc. - Class B	7,680	1,345,920
US Bancorp	13,312	624,333
Walt Disney Co.	5,888	670,054
Weyerhaeuser Co.	23,296	701,210
		46,861,865
TOTAL COMMON STOCKS (Cost $91,154,150)		93,890,702

The accompanying notes are an integral part of these financial statements.

3

First eagle Global Equity ETF

Schedule of Investments (concluded)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

PREFERRED STOCKS — 1.3%
Brazil — 0.6%
Itausa SA, 0.00%	340,164	$510,161

Germany — 0.7%
Henkel AG & Co. KGaA, 0.00%	7,936	684,775
TOTAL PREFERRED STOCKS (Cost $1,199,606)		1,194,936

RIGHTS — 0.0%(c)
Brazil — 0.0%(c)
Itausa SA, Expires 04/14/2025, Exercise Price $6.70 (a)(d)	2,904	1,031
TOTAL RIGHTS (Cost $1,373)		1,031

TOTAL INVESTMENTS — 99.8% (Cost $92,355,129)		95,086,669
Other Assets in Excess of Liabilities — 0.2%		201,722
TOTAL NET ASSETS — 100.0%		$95,288,391

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR — American Depositary Receipt

PLC — Public Limited Company

(a)	Non-income producing security.

(b)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	Represents less than 0.05% of net assets.

(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s investment adviser, acting as Valuation Designee. These securities represented $1,031 or 0.0% of net assets as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

4

First Eagle Overseas Equity ETF

Schedule of Investments

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 96.6%
Brazil — 1.6%
Ambev SA - ADR	144,144	$298,378

Canada — 12.4%
Agnico Eagle Mines Ltd.	2,016	194,207
Barrick Gold Corp.	16,128	286,272
Franco-Nevada Corp.	960	137,031
Imperial Oil Ltd.	10,224	693,190
Nutrien Ltd.	4,464	233,735
Power Corp. of Canada	8,400	285,080
Wheaton Precious Metals Corp.	5,904	406,904
		2,236,419
China — 2.1%
Alibaba Group Holding Ltd.	23,000	377,071

Faroe Islands — 0.6%
Bakkafrost P/F	2,016	101,307

France — 6.8%
Danone SA	7,056	504,026
Legrand SA	1,536	168,181
LVMH Moet Hennessy Louis Vuitton SE	192	138,405
Pernod Ricard SA	1,296	138,811
Sanofi SA	2,640	285,802
		1,235,225
Germany — 1.3%
adidas AG	384	98,072
Merck KGaA	907	128,007
		226,079
Hong Kong — 2.2%
CK Asset Holdings Ltd.	26,500	115,172
Jardine Matheson Holdings Ltd.	6,960	277,635
		392,807
Japan — 16.4%
FANUC Corp.	9,800	280,521
Hirose Electric Co. Ltd.	900	104,089
Hoshizaki Corp.	4,800	192,402
Kansai Paint Co. Ltd.	19,200	272,500
Komatsu Ltd.	5,600	166,138

The accompanying notes are an integral part of these financial statements.

5

First Eagle Overseas Equity ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Electric Corp.	19,200	$294,247
MS&AD Insurance Group Holdings, Inc.	14,400	299,412
Nihon Kohden Corp.	9,600	138,195
Secom Co. Ltd.	9,600	328,237
Shimano, Inc.	2,000	271,233
SMC Corp.	700	251,104
Sompo Holdings, Inc.	8,400	246,919
TIS, Inc.	4,800	132,966
		2,977,963
Mexico — 2.5%
Fomento Economico Mexicano SAB de CV - ADR	4,752	447,068

Netherlands — 3.6%
Heineken NV	1,776	149,598
Prosus NV	11,472	499,704
		649,302
Singapore — 1.6%
United Overseas Bank Ltd.	10,178	287,691

South Korea — 3.9%
Hyundai Mobis Co. Ltd.	716	120,157
NAVER Corp.	954	134,991
Samsung Electronics Co. Ltd.	12,158	452,943
		708,091
Sweden — 4.2%
Industrivarden AB	3,168	119,369
Investor AB (a)	16,272	483,229
Svenska Handelsbanken AB - Class A	12,624	158,106
		760,704
Switzerland — 8.2%
Cie Financiere Richemont SA	3,072	624,300
Nestle SA	3,408	328,816
Schindler Holding AG	1,392	424,869
SGS SA	960	98,451
		1,476,436
Taiwan — 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,016	363,949

The accompanying notes are an integral part of these financial statements.

6

First Eagle Overseas Equity ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

COMMON STOCKS (continued)
Thailand — 0.9%
Bangkok Bank PCL - NVDR	37,920	$168,114

Turkey — 0.5%
AG Anadolu Grubu Holding AS	11,470	97,064

United Kingdom — 22.2%
BAE Systems PLC	21,696	383,852
Berkeley Group Holdings PLC	4,224	191,280
British American Tobacco PLC	19,056	739,967
Diageo PLC	4,032	109,704
Haleon PLC	64,848	324,982
Lloyds Banking Group PLC	321,024	294,703
Reckitt Benckiser Group PLC	6,720	442,939
Shell PLC	18,768	626,028
Unilever PLC	8,064	454,065
Willis Towers Watson PLC	1,344	456,490
		4,024,010
United States — 3.6%
Newmont Corp.	6,432	275,547
Philip Morris International, Inc.	1,296	201,243
Royal Gold, Inc.	1,248	183,456
		660,246
TOTAL COMMON STOCKS (Cost $16,878,734)		17,487,924

PREFERRED STOCKS — 3.0%
Brazil — 0.5%
Itausa SA, 0.00%	67,291	100,920

Germany — 2.5%
FUCHS SE, 0.00%	4,320	210,445
Henkel AG & Co. KGaA, 0.00%	2,736	236,082
		446,527
TOTAL PREFERRED STOCKS (Cost $536,726)		547,447

The accompanying notes are an integral part of these financial statements.

7

First Eagle Overseas Equity ETF

Schedule of Investments (CONCLUDED)

FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value

RIGHTS — 0.0%(b)
Brazil — 0.0%(b)
Itausa SA, Expires 04/14/2025, Exercise Price $6.70 (a)(c)	926	$329
TOTAL RIGHTS (Cost $470)		329

TOTAL INVESTMENTS — 99.6% (Cost $17,415,930)		18,035,700
Other Assets in Excess of Liabilities — 0.4%		70,784
TOTAL NET ASSETS — 100.0%		$18,106,484

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR — American Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s investment adviser, acting as Valuation Designee. These securities represented $329 or 0.0% of net assets as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

8

First Eagle ETFs

Statements of Assets and Liabilities

FEBRUARY 28, 2025 (UNAUDITED)

	First Eagle Global Equity ETF	First Eagle Overseas Equity ETF
ASSETS
Investments in securities of unaffiliated issuers, at value (cost $92,355,129 and $17,415,930 respectively)	$95,086,669	$18,035,700
Cash and cash equivalents	221,616	52,321
Receivables for:
Receivable for capital shares sold	6,699,978	—
Dividends and tax reclaims	83,838	22,512
Due from administrator	—	3,048
Total assets	102,092,101	18,113,581

LIABILITIES
Payables for:
Investments purchased	6,777,919	774
Advisory fees	25,791	6,323
Total liabilities	6,803,710	7,097
Net assets	$95,288,391	$18,106,484

NET ASSETS CONSIST OF:
Paid-in capital	92,585,645	17,471,369
Total distributable earnings/(losses)	2,702,746	635,115
Net assets	$95,288,391	$18,106,484

Shares issued and outstanding (unlimited number of shares authorized without par value)	2,560,000	480,000
Net asset value, price per share	$37.22	$37.72

The accompanying notes are an integral part of these financial statements.

9

First Eagle ETFs

Statements of Operations

FOR THE PERIOD ENDED FEBRUARY 28, 2025 (UNAUDITED)

	First Eagle Global Equity ETF(a)	First Eagle Overseas Equity ETF(a)
INVESTMENT INCOME
Dividends	$113,214	$24,943
Less foreign taxes withheld	(3,348)	(916)
Total investment income	109,866	24,027

EXPENSES
Advisory fees	63,617	11,430
Total expenses before waivers and reimbursments	63,617	11,430
Less: Investment Advisory Fees (Waived)	(23,295)	(4,138)
Net expenses after waivers and reimbursments	40,322	7,292
Net investment income/(loss)	69,544	16,735

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(98,338)	(1,390)
Foreign currency transactions	3,061	(1,009)
Net change in unrealized appreciation/(depreciation) on:
Investments	2,526,220	619,770
Foreign currency translation	205,320	—
Net realized and unrealized gain	2,633,202	618,380
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,702,746	$635,115

(a)	Inception date December 19, 2024.

The accompanying notes are an integral part of these financial statements.

10

First eagle Global Equity ETF
Statement of Changes in Net Assets

FOR THE period ENDED FEBRUARY 28, 2025 (UNAUDITED)(a)
OPERATIONS:
Net investment income/(loss)	$69,544
Net realized gain from investments and foreign currency transactions	(98,338)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation and assets and liabilities denominated in foreign currencies	2,731,540
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,702,746

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	92,585,645
Net increase/(decrease) in net assets from capital share transactions	92,585,645
TOTAL INCREASE/(DECREASE) IN NET ASSETS	95,288,391

NET ASSETS:
Beginning of period	$—
End of period	$95,288,391

SHARES TRANSACTIONS:
Shares sold	2,560,000
Net increase/(decrease) in shares outstanding	2,560,000

(a)	Inception date of the Fund was December 19, 2024.

The accompanying notes are an integral part of these financial statements.

11

First Eagle Overseas Equity ETF

Statement of Changes in Net Assets

FOR THE period ENDED FEBRUARY 28, 2025 (UNAUDITED)(a)
OPERATIONS:
Net investment income/(loss)	$16,735
Net realized gain from investments and foreign currency transactions	(1,390)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation and assets and liabilities denominated in foreign currencies	619,770
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	635,115

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,471,369
Net increase/(decrease) in net assets from capital share transactions	17,471,369
TOTAL INCREASE/(DECREASE) IN NET ASSETS	18,106,484

NET ASSETS:
Beginning of period	$—
End of period	$18,106,484

SHARES TRANSACTIONS:
Shares sold	480,000
Net increase/(decrease) in shares outstanding	480,000

(a)	Inception date of the Fund was December 19, 2024.

The accompanying notes are an integral part of these financial statements.

12

First eagle Global Equity ETF
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	FOR THE period ENDED FEBRUARY 28, 2025
	(UNAUDITED)(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$35.00
Net investment income/(loss)	0.06	(2)
Net realized and unrealized gain/(loss) from investments	2.16
Net increase/(decrease) in net assets resulting from operations	2.22
Net asset value, end of period	$37.22
Market value, end of period	$37.33
Total investment return/(loss) on net asset value(3)	7.14	%(5)
Total investment return/(loss) on market value(4)	7.45	%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$95,288
Ratio of expenses to average net assets	0.50	%(6)
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.79	%(6)
Ratio of net investment income/(loss) to average net assets	0.86	%(6)
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.86	%(6)
Portfolio turnover rate	4	%(5)

(1)	Inception date of the Fund was December 19, 2024.

(2)	Net investment income per share has been calculated based on average shares outstanding during the period.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

13

First Eagle Overseas Equity ETF
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	FOR THE period ENDED FEBRUARY 28, 2025
	(UNAUDITED)(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$35.00
Net investment income/(loss)	0.08	(2)
Net realized and unrealized gain/(loss) from investments	2.64
Net increase/(decrease) in net assets resulting from operations	2.72
Net asset value, end of period	$37.72
Market value, end of period	$37.94
Total investment return/(loss) on net asset value(3)	9.02	%(5)
Total investment return/(loss) on market value(4)	9.66	%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$18,106
Ratio of expenses to average net assets	0.50	%(6)
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.79	%(6)
Ratio of net investment income/(loss) to average net assets	1.16	%(6)
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	1.16	%(6)
Portfolio turnover rate	3	%(5)

(1)	Inception date of the Fund was December 19, 2024.

(2)	Net investment income per share has been calculated based on average shares outstanding during the period.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

14

First Eagle ETFs

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund Trust, (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has eight separate investment portfolios, including the First Eagle Global Equity ETF and the First Eagle Overseas Equity ETF (each a “Fund” and together the “Funds”). The First Eagle Global Equity ETF and First Eagle Overseas ETF each commenced investment operations on December 19, 2024.

The investment objective of the First Eagle Global Equity Fund is to seek long-term growth of capital by investing primarily in equities of U.S. and non-U.S. issuers.

The investment objective of the First Eagle Overseas Equity Fund is to seek long-term grown of capital by investing primarily in equities of non-U.S. issuers.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is February 28, 2025, and the period covered by these Notes to Financial Statements is the since inception period from December 19, 2024 through February 28, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

15

First Eagle ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

First Eagle Global Equity ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Common Stock	$93,890,702	$—	$—	$93,890,702
Preferred Stocks	1,194,936	—	—	1,194,936
Rights	—	—	1,031	1,031
Total Investments*	$95,085,638	$—	$1,031	$95,086,669

First Eagle Overseas Equity ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Common Stock	$17,487,924	$—	$—	$17,487,924
Preferred Stocks	547,447	—	—	547,447
Rights	—	—	329	329
Total Investments*	$18,035,371	$—	$329	$18,035,700

*	Refer to the Schedule of Investments for industry classifications.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments and related disclosures are presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

16

First Eagle ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Certain expenses are shared with The RBB Fund, Inc. (“RBB”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair or equitable. Expenses, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of each Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with tax regulations and recorded on the ex dividend date.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars as follows: (1) the values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments.

2. Investment Policies and Practices

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

FOREIGN SECURITIES — The First Eagle Global Equity ETF and the First Eagle Overseas Equity ETF may invest in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell. In certain limited cases, it may

17

First Eagle ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

TEMPORARY INVESTMENTS — During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for US. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT adviser and other services

Each Fund pays all of its expenses other than those expressly assumed by First Eagle Investment Management, LLC (the “Adviser”). Expenses of each Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the Investment Advisory Agreements between the Adviser and the Trust on behalf of each Fund. A controlling interest in the Adviser is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company (“BCP CC Holdings GP”), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in the Adviser through BCP CC Holdings. Each Fund compensates the Adviser with a unitary management fee for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown on the following table. From the Advisory Fee, the Adviser pays most of the expenses of each Fund, including the cost of

18

First Eagle ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

FUND	ADVISORY FEE
First Eagle Global Equity ETF	0.79%
First Eagle Overseas Equity ETF	0.79%

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.50% of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause a Fund’s net Total Annual Fund Operating Expenses to exceed 0.50%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2025, and may not be terminated prior to that date without the approval of the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of each Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for its services provided.

TRANSACTIONS WITH AFFILIATES — Advisers to investment companies, including the First Eagle Funds, are permitted under 17a-7 of the 1940 Act to purchase or sell securities directly between affiliated clients. When affecting these “cross” transactions, Rule 17a-7 imposes restrictions on how the trades are processed and reported. The specified conditions within Rule 17a-7 are outlined in procedures established by or under the direction of the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another Fund complies with Rule 17a-7 under the 1940 Act.

During the current fiscal period, the Funds did not engage in any security transactions with affiliates.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
First Eagle Global Equity ETF	$94,259,970	$1,813,032
First Eagle Overseas Equity ETF	17,732,634	309,022

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

19

First Eagle ETFs

Notes to Financial Statements (CONCLUDED)

FEBRUARY 28, 2025 (UNAUDITED)

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Funds were as follows:

FUND	PURCHASES	SALES
First Eagle Global Equity ETF	$87,831,060	$—
First Eagle Overseas Equity ETF	15,621,407	—

5. Federal Income tax information

Each Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since each Fund did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Global Equity Fund and Overseas Equity Fund is $500 and $750, respectively, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value per share. Shares of each Fund have equal rights and privileges.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following significant event requiring recognition or disclosure in the financial statements:

On March 3, 2025, First Eagle Holdings, Inc. (“First Eagle Holdings”) announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in First Eagle Holdings. First Eagle Holdings is the parent company to the Adviser. Genstar Capital is a private equity firm focused on investments in targeted segments of the financial services, healthcare, industrials, and software industries. The transaction will involve the buyout of all interests in First Eagle Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals. The transaction is not expected to result in any change in the portfolio management of either Fund or in either Fund’s investment objectives or policies.

20

First Eagle ETFs

Notice to Shareholders

(Unaudited)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling 1-800-617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.firsteagle.com.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the approval of (i) a new Investment Advisory Agreement (the “Investment Advisory Agreement”) by and between First Eagle Investment Management, LLC (“First Eagle”) and the Trust, on behalf of the new First Eagle Global Equity ETF and First Eagle Overseas Equity ETF (together, the “Funds”), and (ii) a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and between First Eagle and Exchange Traded Concepts, LLC (“ETC”), on behalf of the Funds at a meeting held on November 13-14, 2024 (the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an initial period ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by First Eagle and ETC, with the assistance and advice of counsel to the Independent Trustees and the Trust.

In considering the approval of the Investment Advisory Agreement between the Trust and First Eagle with respect to the Funds, and the Sub-Advisory Agreement among the Trust, First Eagle and ETC with respect to the Funds, the Trustees took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, and the discussions held during the Meeting. The Trustees reviewed these materials with management of First Eagle and discussed the Investment Advisory Agreement and Sub-Advisory Agreement with counsel in executive sessions, at which no representatives of First Eagle or ETC were present. The Trustees considered whether approval of the Investment Advisory Agreement and Sub-Advisory Agreement would be in the best interests of each Fund and its shareholders and the overall fairness of the Investment Advisory Agreement and Sub-Advisory Agreement. Among other things, the Trustees considered (i) the nature, extent, and quality of services to be provided to the Funds by First Eagle and ETC; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) First Eagle’s and ETC’s investment philosophies and processes; (iv) First Eagle’s and ETC’s assets under management and client descriptions; (v) First Eagle’s and ETC’s soft dollar commission and trade allocation policies, as applicable; (vi) First Eagle’s and ETC’s advisory fee arrangements with the Trust and other similarly managed clients, as applicable; (vii) First Eagle’s and ETC’s compliance procedures; (viii) First Eagle’s and ETC’s financial information and insurance coverage; (ix) First Eagle’s profitability analysis relating to its proposed provision of services to the Funds; and (x) the extent to which economies of scale are relevant to the Funds. The Trustees noted that the Funds had not yet commenced operations and, consequently, there was no performance information to review with respect to the Funds.

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided by First Eagle and ETC. The Directors concluded that First Eagle and ETC had sufficient resources to provide services to the Funds.

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning the Funds would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses. The Board noted that First Eagle would be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of the unitary fee.

21

First Eagle ETFs

Notice to Shareholders (Concluded)

(Unaudited)

After reviewing the information regarding First Eagle’s and ETC’s estimated costs, profitability and economies of scale, and after considering the services to be provided by First Eagle and ETC, the Trustees concluded that the investment advisory fees to be paid by the Funds to First Eagle and the sub-advisory fees to be paid by First Eagle to ETC were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved for an initial period ending August 16, 2026.

22

Investment Adviser

First Eagle Investment Management, LLC
1345 Avenue of the Americas
New York, New York 10105

Investment Sub-Adviser

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, Oklahoma 73120

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

23

Longview Advantage ETF

A Series of

THE RBB FUND TRUST

(Ticker: NASDAQ - EBI)

Financial Statements

February 28, 2025

(Unaudited)

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS

February 28, 2025 (Unaudited)

	Shares	Value

EXCHANGE TRADED FUNDS — 75.4%
Amplify Transformational Data Sharing ETF	245	$10,194
Amplify Travel Tech ETF	3,000	63,480
Avantis Real Estate ETF	1,475	64,745
Avantis U.S. Small Cap Value ETF	253,311	23,519,926
Avantis US Equity ETF	15,438	1,517,555
Avantis US Large Cap Value ETF	1,895	130,281
Avantis US Small Cap Equity ETF	1,640	85,149
BNY Mellon US Large Cap Core Equity ETF	3,115	353,833
Defiance Large Cap ex-Mag 7 ETF	10,000	205,400
Dimensional US Core Equity 2 ETF (a)	3,335,209	116,665,611
Dimensional US Equity Market ETF	134,757	8,682,393
Dimensional US High Profitability ETF	187,045	6,593,336
Dimensional US Large Cap Value ETF	13,878	435,908
Dimensional US Marketwide Value ETF	364,276	15,529,086
Dimensional US Small Cap ETF	89,696	5,719,914
Dimensional US Small Cap Value ETF	301,831	9,067,003
Dimensional US Targeted Value ETF	529,314	28,990,528
Direxion NASDAQ-100 Equal Weighted Index Shares	1,063	98,785
EA Bridgeway Omni Small-Cap Value Etf (b)	1,072,567	22,266,491
Fidelity High Dividend ETF	2,000	102,840
Fidelity MSCI Health Care Index ETF	1,000	70,040
Fidelity MSCI Information Technology Index ETF	500	88,965
Fidelity Value Factor ETF	1,000	62,796
Financial Select Sector SPDR Fund	3,685	192,283
First Trust Cloud Computing ETF (b)	800	94,160
First Trust Dow Jones Select Microcap Index Fund	636	43,523
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	2,500	293,400
Global X Nasdaq 100 Covered Call ETF	160	2,870
Global X Russell 2000 Covered Call ETF	4,544	72,931
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	2,639	308,737
Goldman Sachs ActiveBeta US Small Cap Equity ETF	2,359	159,458
Health Care Select Sector SPDR Fund	1,150	171,269
Innovator Power Buffer Step-UP Strategy ETF (b)	27,926	904,068
Invesco Nasdaq 100 ETF	46	9,626
Invesco QQQ Trust Series 1	3,380	1,717,615
Invesco S&P 500 Top 50 ETF	2,713	134,619
iShares Core Dividend Growth ETF	9,239	592,405
iShares Core S&P 500 ETF	740	441,810
iShares Core S&P Mid-Cap ETF	4,603	284,834
iShares Core S&P Small-Cap ETF	6,623	740,385
iShares Core S&P Total U.S. Stock Market ETF	3,618	470,557
iShares Cybersecurity and Tech ETF	3,000	146,160
iShares ESG Aware MSCI USA Small-Cap ETF	2,564	105,791
iShares Global Infrastructure ETF	3,077	164,527

The accompanying notes are an integral part of these financial statements.

1

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

EXCHANGE TRADED FUNDS — (continued)
iShares Micro-Cap ETF	11,971	$1,474,588
iShares Morningstar Mid-Cap Growth ETF	906	69,255
iShares Morningstar Mid-Cap Value ETF	482	36,849
iShares Morningstar U.S. Equity ETF	2,000	164,500
iShares MSCI USA Min Vol Factor ETF	3,065	289,857
iShares MSCI USA Momentum Factor ETF	154	33,638
iShares Russell 1000 ETF	3,469	1,132,247
iShares Russell 1000 Growth ETF	120	47,352
iShares Russell 1000 Value ETF	1,531	297,580
iShares Russell 2000 ETF	2,224	477,382
iShares Russell 2000 Growth ETF	150	41,520
iShares Russell Mid-Cap Growth ETF	5,373	682,156
iShares S&P 500 Growth ETF	10,694	1,081,912
iShares S&P 500 Value ETF	1,452	286,334
iShares S&P Mid-Cap 400 Growth ETF	156	13,895
iShares S&P Small-Cap 600 Value ETF	82	8,570
iShares Select Dividend ETF	300	41,430
iShares U.S. Aerospace & Defense ETF	200	30,958
iShares U.S. Healthcare ETF	281	17,543
iShares U.S. Medical Devices ETF	78	4,974
iShares U.S. Technology ETF	907	140,277
iShares U.S. Telecommunications ETF	371	10,536
John Hancock Multi-Factor Large Cap ETF	121,852	8,658,803
John Hancock Multi-Factor Mid Cap ETF	441,716	26,604,555
JPMorgan Diversified Return US Small Cap Equity ETF	13,060	593,636
JPMorgan Hedged Equity Laddered Overlay ETF	40	2,498
ProShares Ultra QQQ	3,843	404,629
Schwab U.S. Large-Cap Growth ETF	250	6,820
Schwab U.S. Large-Cap Value ETF	69,882	1,924,550
Schwab U.S. Mid-Cap ETF	20,333	567,087
Schwab US Broad Market ETF	1,425	32,661
Schwab US Dividend Equity ETF	456	13,014
Schwab US Large-Cap ETF	3,968	93,288
Schwab US Small-Cap ETF	200	5,054
SPDR Dow Jones Industrial Average ETF Trust	634	277,927
SPDR Dow Jones REIT ETF	53	5,485
SPDR Portfolio S&P 400 Mid Cap ETF	11,736	637,617
SPDR Portfolio S&P 500 Growth ETF	759	66,481
SPDR Portfolio S&P 600 Small Cap ETF	1,184	51,658
SPDR S&P 500 ETF Trust	3,281	1,949,505
SPDR S&P 600 Small Cap Growth ETF	2,857	252,444
SPDR S&P 600 Small CapValue ETF	1,347	113,108
SPDR S&P Aerospace & Defense ETF	91	15,130
SPDR S&P Biotech ETF	1,110	98,468

The accompanying notes are an integral part of these financial statements.

2

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

EXCHANGE TRADED FUNDS — (continued)
SPDR S&P Dividend ETF	86	$11,893
SPDR S&P Homebuilders ETF	400	40,556
SPDR S&P Metals & Mining ETF	1,650	95,865
SPDR S&P MidCap 400 ETF Trust	1,703	963,557
SPDR S&P Oil & Gas Equipment & Services ETF	1,075	79,851
Technology Select Sector SPDR Fund	7,219	1,628,101
Timothy Plan US Large/Mid Cap Core ETF	4,218	184,807
VanEck Oil Services ETF	420	111,880
Vanguard Dividend Appreciation ETF	2,848	578,514
Vanguard Financials ETF	2,725	343,650
Vanguard Growth ETF	6,095	2,472,924
Vanguard Information Technology ETF	1,509	903,106
Vanguard Large-Cap ETF	365	99,904
Vanguard Mega Cap ETF	153	32,942
Vanguard Mega Cap Growth ETF	99	33,502
Vanguard Mega Cap Value ETF	293	38,834
Vanguard Mid-Cap ETF	1,705	461,220
Vanguard Mid-Cap Growth ETF	2,920	759,288
Vanguard Mid-Cap Value ETF	3,629	602,124
Vanguard Real Estate ETF	2,812	264,047
Vanguard S&P 500 ETF	3,317	1,812,177
Vanguard S&P 500 Growth ETF	283	103,230
Vanguard Small-Cap ETF	63,786	15,154,916
Vanguard Small-Cap Growth ETF	92	25,156
Vanguard Small-Cap Value ETF	2,491	492,695
Vanguard Total Stock Market ETF	24,544	7,190,410
Vanguard Value ETF	4,244	755,984
WisdomTree U.S. Quality Dividend Growth Fund	109	9,076
TOTAL EXCHANGE TRADED FUNDS (Cost $184,074,641)		331,383,267

COMMON STOCKS — 24.6%
Aerospace & Defense — 0.6%
AAR Corp. (b)	71	4,616
AeroVironment, Inc. (b)	22	3,292
Astronics Corp. (b)	15	300
Axon Enterprise, Inc. (b)	30	15,854
BAE Systems PLC - ADR	227	16,603
Boeing Co. (b)	1,639	286,219
BWX Technologies, Inc.	61	6,342
Curtiss-Wright Corp.	16	5,147
General Dynamics Corp.	112	28,291
General Electric Co.	4,245	878,630
HEICO Corp.	35	9,264

The accompanying notes are an integral part of these financial statements.

3

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Aerospace & Defense — (continued)
Hexcel Corp.	58	$3,675
Howmet Aerospace, Inc.	214	29,232
Huntington Ingalls Industries, Inc.	3	527
Kratos Defense & Security Solutions, Inc. (b)	51	1,346
L3Harris Technologies, Inc.	140	28,855
Leonardo DRS, Inc. (b)	44	1,340
Lockheed Martin Corp.	156	70,258
Mercury Systems, Inc. (b)	25	1,110
Moog, Inc. - Class A	62	10,570
Northrop Grumman Corp.	260	120,052
RTX Corp.	5,141	683,702
Spirit AeroSystems Holdings, Inc. - Class A (b)	389	13,576
Textron, Inc.	1,053	78,691
TransDigm Group, Inc.	121	165,431
Virgin Galactic Holdings, Inc. (b)	108	410
Woodward, Inc.	23	4,347
		2,467,680
Air Freight & Logistics — 0.0%(c)
CH Robinson Worldwide, Inc.	43	4,370
Expeditors International of Washington, Inc.	34	3,990
FedEx Corp.	346	90,963
Hub Group, Inc. - Class A	131	5,384
United Parcel Service, Inc. - Class B	686	81,655
		186,362
Automobile Components — 0.0%(c)
Adient PLC (b)	100	1,583
Aptiv PLC (b)	31	2,019
Autoliv, Inc.	14	1,363
BorgWarner, Inc.	9	268
Dana, Inc.	390	5,799
Dorman Products, Inc. (b)	44	5,784
Garrett Motion, Inc.	53	512
Goodyear Tire & Rubber Co. (b)	447	4,224
LCI Industries	33	3,426
Lear Corp.	5	470
Magna International, Inc.	14	510
Modine Manufacturing Co. (b)	22	1,861
Patrick Industries, Inc.	85	7,701
Phinia, Inc.	42	2,071
		37,591

The accompanying notes are an integral part of these financial statements.

4

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Automobiles — 0.1%
Ferrari NV	186	$86,410
Ford Motor Co.	3,653	34,886
General Motors Co.	252	12,381
Rivian Automotive, Inc. - Class A (b)	6	71
Stellantis NV	18	229
Tesla, Inc. (b)	934	273,643
Thor Industries, Inc.	23	2,286
Winnebago Industries, Inc.	93	3,758
		413,664
Banks — 1.1%
Ameris Bancorp	32	2,067
Associated Banc-Corp.	804	19,979
Atlantic Union Bankshares Corp.	27	963
Axos Financial, Inc. (b)	137	9,152
Banc of California, Inc.	104	1,546
BancFirst Corp.	15	1,790
Bancorp, Inc. (b)	6	335
Bank of America Corp.	12,708	585,839
Bank of Hawaii Corp.	75	5,417
Bank of NT Butterfield & Son Ltd.	32	1,242
Bank OZK	368	17,668
BankUnited, Inc.	87	3,269
Banner Corp.	16	1,104
Berkshire Hills Bancorp, Inc.	285	8,120
BOK Financial Corp.	33	3,596
Cadence Bank	841	27,888
Canadian Imperial Bank of Commerce	14	848
Capitol Federal Financial, Inc.	628	3,718
Cathay General Bancorp	38	1,784
Citigroup, Inc.	497	39,735
Citizens Financial Group, Inc.	640	29,293
City Holding Co.	10	1,190
Columbia Banking System, Inc.	86	2,299
Columbia Financial, Inc. (b)	14	222
Comerica, Inc.	63	4,053
Commerce Bancshares, Inc.	63	4,098
Community Financial System, Inc.	24	1,519
Cullen/Frost Bankers, Inc.	39	5,344
Customers Bancorp, Inc. (b)	250	13,500
CVB Financial Corp.	146	2,945
Eagle Bancorp, Inc.	55	1,279
East West Bancorp, Inc.	62	5,855

The accompanying notes are an integral part of these financial statements.

5

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Banks — (continued)
Eastern Bankshares, Inc.	68	$1,217
Enterprise Financial Services Corp.	6	354
FB Financial Corp.	27	1,364
Fifth Third Bancorp	2,505	108,892
First BanCorp	292	5,685
First Citizens BancShares, Inc. - Class A	43	88,067
First Commonwealth Financial Corp.	399	6,560
First Financial Bancorp	53	1,453
First Financial Bankshares, Inc.	273	10,281
First Hawaiian, Inc.	298	8,019
First Horizon Corp.	784	16,887
First Interstate BancSystem, Inc. - Class A	223	6,846
First Merchants Corp.	26	1,139
FNB Corp.	605	8,978
Fulton Financial Corp.	80	1,586
Glacier Bancorp, Inc.	49	2,393
Hancock Whitney Corp.	45	2,571
Hanmi Financial Corp.	268	6,435
Home BancShares, Inc.	95	2,845
Hope Bancorp, Inc.	538	5,875
Huntington Bancshares, Inc.	825	13,588
Independent Bank Corp.	15	1,028
International Bancshares Corp.	29	1,943
JPMorgan Chase & Co.	8,843	2,340,300
Kearny Financial Corp.	274	1,915
KeyCorp	620	10,738
Lakeland Financial Corp.	8	531
Live Oak Bancshares, Inc.	6	191
M&T Bank Corp.	28	5,368
NBT Bancorp, Inc.	8	382
Northwest Bancshares, Inc.	64	808
OFG Bancorp	166	7,053
Old National Bancorp	147	3,491
Pacific Premier Bancorp, Inc.	227	5,423
Park National Corp.	8	1,332
Pinnacle Financial Partners, Inc.	38	4,342
PNC Financial Services Group, Inc.	1,572	301,698
Popular, Inc.	108	10,846
Prosperity Bancshares, Inc.	120	9,211
Provident Financial Services, Inc.	160	2,920
Regions Financial Corp.	2,724	64,586
Renasant Corp.	102	3,692
S&T Bancorp, Inc.	174	6,998

The accompanying notes are an integral part of these financial statements.

6

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Banks — (continued)
Seacoast Banking Corp. of Florida	33	$933
ServisFirst Bancshares, Inc.	21	1,919
Simmons First National Corp. - Class A	58	1,274
SouthState Corp.	41	4,133
Stock Yards Bancorp, Inc.	3	219
Synovus Financial Corp.	75	3,891
Texas Capital Bancshares, Inc. (b)	23	1,821
TFS Financial Corp.	23	303
Toronto-Dominion Bank	320	19,171
Towne Bank	31	1,143
Truist Financial Corp.	1,980	91,773
Trustmark Corp.	36	1,317
UMB Financial Corp.	58	6,399
United Bankshares, Inc.	198	7,156
United Community Banks, Inc.	51	1,644
US Bancorp	9,611	450,756
Valley National Bancorp	237	2,332
Veritex Holdings, Inc.	135	3,556
WaFd, Inc.	4	118
Webster Financial Corp.	244	13,742
Wells Fargo & Co.	1,040	81,453
WesBanco, Inc.	123	4,314
Western Alliance Bancorp	49	4,259
Wintrust Financial Corp.	93	11,576
WSFS Financial Corp.	29	1,574
Zions Bancorp NA	1,068	57,715
		4,667,979
Beverages — 0.4%
Celsius Holdings, Inc. (b)	12	308
Coca-Cola Co.	4,576	325,857
Coca-Cola Consolidated, Inc.	3	4,251
Constellation Brands, Inc. - Class A	13	2,282
Keurig Dr Pepper, Inc.	6	201
Molson Coors Beverage Co. - Class B	105	6,436
Monster Beverage Corp. (b)	152	8,307
National Beverage Corp.	41	1,633
PepsiCo, Inc.	8,347	1,281,014
Primo Brands Corp.	16	539
		1,630,828

The accompanying notes are an integral part of these financial statements.

7

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Biotechnology — 0.4%
AbbVie, Inc.	6,032	$1,260,869
ACADIA Pharmaceuticals, Inc. (b)	75	1,470
ADMA Biologics, Inc. (b)	85	1,393
Agios Pharmaceuticals, Inc. (b)	8	284
Alkermes PLC (b)	168	5,767
Alnylam Pharmaceuticals, Inc. (b)	1	247
Amgen, Inc.	888	273,557
Anika Therapeutics, Inc. (b)	54	942
Arrowhead Pharmaceuticals, Inc. (b)	102	1,929
Avidity Biosciences, Inc. (b)	51	1,563
Beam Therapeutics, Inc. (b)	17	448
Biogen, Inc. (b)	327	45,943
Bridgebio Pharma, Inc. (b)	25	872
Catalyst Pharmaceuticals, Inc. (b)	6	137
Denali Therapeutics, Inc. (b)	2	33
Dynavax Technologies Corp. (b)	4	55
Exact Sciences Corp. (b)	19	901
Exelixis, Inc. (b)	209	8,086
Gilead Sciences, Inc.	481	54,983
Halozyme Therapeutics, Inc. (b)	24	1,420
Immunovant, Inc. (b)	41	845
Incyte Corp. (b)	54	3,969
Insmed, Inc. (b)	27	2,202
iTeos Therapeutics, Inc. (b)	270	1,960
Krystal Biotech, Inc. (b)	6	1,076
Madrigal Pharmaceuticals, Inc. (b)	121	41,294
Moderna, Inc. (b)	36	1,115
Myriad Genetics, Inc. (b)	200	2,146
Natera, Inc. (b)	83	12,914
Neurocrine Biosciences, Inc. (b)	40	4,749
Nurix Therapeutics, Inc. (b)	55	850
Praxis Precision Medicines, Inc. (b)	16	618
PTC Therapeutics, Inc. (b)	19	1,050
Regeneron Pharmaceuticals, Inc.	14	9,782
Stoke Therapeutics, Inc. (b)	93	730
Summit Therapeutics, Inc. (b)	14	290
TG Therapeutics, Inc. (b)	165	4,965
United Therapeutics Corp. (b)	19	6,081
Veracyte, Inc. (b)	11	382
Vertex Pharmaceuticals, Inc. (b)	10	4,798
Viking Therapeutics, Inc. (b)	84	2,425
Vir Biotechnology, Inc. (b)	180	1,510

The accompanying notes are an integral part of these financial statements.

8

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Biotechnology — (continued)
Y-mAbs Therapeutics, Inc. (b)	161	$895
		1,767,545
Broadline Retail — 1.0%
Amazon.com, Inc. (b)	20,419	4,334,545
ContextLogic, Inc. (b)	282	2,310
Dillard’s, Inc. - Class A	5	1,945
eBay, Inc.	798	51,663
Etsy, Inc. (b)	13	666
Kohl’s Corp.	169	1,928
Macy’s, Inc.	204	2,927
MercadoLibre, Inc. (b)	1	2,122
Nordstrom, Inc.	63	1,530
Ollie’s Bargain Outlet Holdings, Inc. (b)	16	1,656
		4,401,292
Building Products — 0.2%
AAON, Inc.	82	6,298
Allegion PLC	61	7,851
Apogee Enterprises, Inc.	169	8,102
Armstrong World Industries, Inc.	18	2,766
AZEK Co., Inc. (b)	109	5,107
AZZ, Inc.	95	9,130
Builders FirstSource, Inc. (b)	16	2,224
Carrier Global Corp.	3,193	206,906
CSW Industrials, Inc.	7	2,143
Fortune Brands Innovations, Inc.	1,664	107,694
Gibraltar Industries, Inc. (b)	29	1,906
Griffon Corp.	116	8,391
Hayward Holdings, Inc. (b)	107	1,550
Johnson Controls International PLC	2,792	239,163
Lennox International, Inc.	132	79,339
Masco Corp.	79	5,939
Masterbrand, Inc. (b)	1,660	23,223
Owens Corning	41	6,316
Quanex Building Products Corp.	190	3,665
Resideo Technologies, Inc. (b)	203	3,900
Simpson Manufacturing Co., Inc.	4	658
Tecnoglass, Inc.	17	1,252
Trane Technologies PLC	747	264,214
Trex Co., Inc. (b)	61	3,763
UFP Industries, Inc.	79	8,453

The accompanying notes are an integral part of these financial statements.

9

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Building Products — (continued)
Zurn Elkay Water Solutions Corp.	89	$3,153
		1,013,106
Capital Markets — 0.9%
Affiliated Managers Group, Inc.	219	37,416
Ameriprise Financial, Inc.	32	17,194
Ares Management Corp. - Class A	14	2,393
Artisan Partners Asset Management, Inc. - Class A	87	3,673
Bank of New York Mellon Corp.	2,499	222,286
BGC Group, Inc. - Class A	188	1,861
Blackrock, Inc.	389	380,356
Blackstone, Inc.	3,450	556,002
Carlyle Group, Inc.	96	4,785
Cboe Global Markets, Inc.	21	4,427
Charles Schwab Corp.	1,653	131,463
CME Group, Inc.	615	156,069
Cohen & Steers, Inc.	17	1,486
Coinbase Global, Inc. - Class A (b)	931	200,742
Donnelley Financial Solutions, Inc. (b)	126	6,246
Evercore, Inc. - Class A	142	34,336
FactSet Research Systems, Inc.	79	36,477
Federated Hermes, Inc.	114	4,417
Franklin Resources, Inc.	19	385
Goldman Sachs Group, Inc.	656	408,222
Hamilton Lane, Inc. - Class A	11	1,719
Houlihan Lokey, Inc.	112	19,415
Interactive Brokers Group, Inc. - Class A	8	1,635
Intercontinental Exchange, Inc.	197	34,126
Invesco Ltd.	2,646	46,014
Janus Henderson Group PLC	198	8,356
Jefferies Financial Group, Inc.	1,466	97,049
KKR & Co., Inc.	535	72,541
Lazard, Inc.	29	1,454
LPL Financial Holdings, Inc.	177	65,798
Moelis & Co. - Class A	110	7,770
Moody’s Corp.	15	7,559
Morgan Stanley	2,301	306,286
Morningstar, Inc.	36	11,294
MSCI, Inc.	629	371,431
Nasdaq, Inc.	942	77,979
Northern Trust Corp.	894	98,537
Piper Sandler Cos.	40	11,585
PJT Partners, Inc. - Class A	7	1,115

The accompanying notes are an integral part of these financial statements.

10

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Capital Markets — (continued)
Raymond James Financial, Inc.	54	$8,352
Robinhood Markets, Inc. - Class A (b)	235	11,773
S&P Global, Inc.	228	121,693
SEI Investments Co.	1,081	86,534
State Street Corp.	68	6,748
StepStone Group, Inc. - Class A	2	120
Stifel Financial Corp.	1,824	193,691
StoneX Group, Inc. (b)	12	1,448
T Rowe Price Group, Inc.	312	32,985
Tradeweb Markets, Inc. - Class A	19	2,572
UBS Group AG	4	137
Victory Capital Holdings, Inc. - Class A	30	1,921
Virtu Financial, Inc. - Class A	428	15,648
WisdomTree, Inc.	943	8,600
		3,944,121
Chemicals — 0.2%
AdvanSix, Inc.	31	865
Air Products and Chemicals, Inc.	383	121,085
Albemarle Corp.	4	308
Avient Corp.	19	813
Axalta Coating Systems Ltd. (b)	94	3,404
Balchem Corp.	10	1,740
Cabot Corp.	19	1,634
Celanese Corp.	432	22,006
CF Industries Holdings, Inc.	107	8,669
Chemours Co.	883	13,201
Corteva, Inc.	1,033	65,058
Dow, Inc.	1,154	43,979
DuPont de Nemours, Inc.	1,095	89,538
Eastman Chemical Co.	140	13,699
Ecolab, Inc.	664	178,623
Element Solutions, Inc.	58	1,514
HB Fuller Co.	89	5,050
Huntsman Corp.	310	5,248
Ingevity Corp. (b)	9	429
Innospec, Inc.	3	310
Linde PLC	233	108,823
LyondellBasell Industries NV - Class A	244	18,747
Mativ Holdings, Inc.	35	237
Minerals Technologies, Inc.	42	2,887
Perimeter Solutions, Inc. (b)	174	1,841
PPG Industries, Inc.	1,091	123,523

The accompanying notes are an integral part of these financial statements.

11

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Chemicals — (continued)
Rayonier Advanced Materials, Inc. (b)	217	$1,671
RPM International, Inc.	41	5,079
Scotts Miracle-Gro Co.	5	293
Sensient Technologies Corp.	29	2,013
Sherwin-Williams Co.	70	25,359
		867,646
Commercial Services & Supplies — 0.1%
ABM Industries, Inc.	16	869
Brady Corp. - Class A	54	3,913
Brink’s Co.	25	2,351
Casella Waste Systems, Inc. - Class A (b)	13	1,456
Cintas Corp.	486	100,845
Clean Harbors, Inc. (b)	14	2,990
Copart, Inc. (b)	965	52,882
CoreCivic, Inc. (b)	73	1,370
Driven Brands Holdings, Inc. (b)	41	719
Ennis, Inc.	152	3,222
GEO Group, Inc. (b)	594	16,252
HNI Corp.	15	699
Matthews International Corp. - Class A	5,060	126,095
OPENLANE, Inc. (b)	18	401
Pitney Bowes, Inc.	588	6,368
Republic Services, Inc.	159	37,686
Rollins, Inc.	17	891
Tetra Tech, Inc.	438	12,785
UniFirst Corp.	8	1,719
Veralto Corp.	785	78,312
Vestis Corp.	6	71
Waste Connections, Inc.	259	49,148
Waste Management, Inc.	652	151,773
		652,817
Communications Equipment — 0.4%
Arista Networks, Inc. (b)	2,243	208,711
Calix, Inc. (b)	8	296
Ciena Corp. (b)	39	3,103
Cisco Systems, Inc.	21,213	1,359,965
Digi International, Inc. (b)	168	5,131
Extreme Networks, Inc. (b)	10	155
F5, Inc. (b)	22	6,433
Lumentum Holdings, Inc. (b)	64	4,501
Motorola Solutions, Inc.	189	83,202

The accompanying notes are an integral part of these financial statements.

12

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Communications Equipment — (continued)
NETGEAR, Inc. (b)	97	$2,551
Telefonaktiebolaget LM Ericsson - ADR	1,520	12,525
Viasat, Inc. (b)	120	1,049
Viavi Solutions, Inc. (b)	312	3,488
		1,691,110
Construction & Engineering — 0.0%(c)
AECOM	29	2,901
API Group Corp. (b)	78	3,063
Arcosa, Inc.	115	9,646
Comfort Systems USA, Inc.	59	21,437
Construction Partners, Inc. - Class A (b)	8	581
Dycom Industries, Inc. (b)	14	2,294
EMCOR Group, Inc.	28	11,450
Everus Construction Group, Inc. (b)	26	1,082
Fluor Corp. (b)	697	26,507
Granite Construction, Inc.	111	9,166
IES Holdings, Inc. (b)	7	1,248
MasTec, Inc. (b)	37	4,832
MYR Group, Inc. (b)	89	10,922
Primoris Services Corp.	156	11,191
Quanta Services, Inc.	87	22,588
Sterling Infrastructure, Inc. (b)	6	763
Valmont Industries, Inc.	9	3,135
WillScot Holdings Corp. (b)	87	2,867
		145,673
Construction Materials — 0.0%(c)
CRH PLC	561	57,514
Eagle Materials, Inc.	38	8,596
Knife River Corp. (b)	33	3,157
Martin Marietta Materials, Inc.	68	32,854
United States Lime & Minerals, Inc.	4	375
Vulcan Materials Co.	17	4,204
		106,700
Consumer Finance — 0.1%
Ally Financial, Inc.	671	24,894
American Express Co.	783	235,652
Bread Financial Holdings, Inc.	155	8,370
Capital One Financial Corp.	629	126,146
Credit Acceptance Corp. (b)	3	1,477
Discover Financial Services	98	19,129
EZCORP, Inc. - Class A (b)	321	4,417

The accompanying notes are an integral part of these financial statements.

13

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Consumer Finance — (continued)
FirstCash Holdings, Inc.	45	$5,053
LendingTree, Inc. (b)	25	1,010
Navient Corp.	1,154	16,514
Nelnet, Inc. - Class A	9	1,101
OneMain Holdings, Inc.	159	8,545
PRA Group, Inc. (b)	48	1,005
PROG Holdings, Inc.	76	2,156
SLM Corp.	141	4,257
SoFi Technologies, Inc. (b)	365	5,281
Synchrony Financial	177	10,740
Upstart Holdings, Inc. (b)	5	333
		476,080
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc. - Class A	17	358
BJ’s Wholesale Club Holdings, Inc. (b)	50	5,063
Casey’s General Stores, Inc.	286	118,464
Costco Wholesale Corp.	1,003	1,051,756
Dollar General Corp.	803	59,566
Dollar Tree, Inc. (b)	38	2,769
Grocery Outlet Holding Corp. (b)	57	677
Kroger Co.	870	56,393
Performance Food Group Co. (b)	111	9,450
PriceSmart, Inc.	45	4,022
SpartanNash Co.	86	1,736
Sprouts Farmers Market, Inc. (b)	344	51,050
Sysco Corp.	316	23,871
Target Corp.	2,936	364,769
United Natural Foods, Inc. (b)	36	1,144
US Foods Holding Corp. (b)	385	27,597
Walgreens Boots Alliance, Inc.	123	1,314
Walmart, Inc.	7,092	699,342
Weis Markets, Inc.	5	370
		2,479,711
Containers & Packaging — 0.1%
Amcor PLC	719	7,276
AptarGroup, Inc.	554	81,299
Avery Dennison Corp.	119	22,368
Berry Global Group, Inc.	73	5,268
Crown Holdings, Inc.	50	4,482
Graphic Packaging Holding Co.	51	1,361
Greif, Inc. - Class B	1	61

The accompanying notes are an integral part of these financial statements.

14

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Containers & Packaging — (continued)
International Paper Co.	1,236	$69,649
O-I Glass, Inc. (b)	142	1,629
Packaging Corp. of America	565	120,396
Pactiv Evergreen, Inc.	38	679
Sealed Air Corp.	13	444
Silgan Holdings, Inc.	55	2,987
Smurfit WestRock PLC	66	3,437
Sonoco Products Co.	270	12,911
		334,247
Distributors — 0.0%(c)
Genuine Parts Co.	1,105	137,992
Pool Corp.	96	33,312
		171,304
Diversified Consumer Services — 0.0%(c)
ADT, Inc.	111	909
Adtalem Global Education, Inc. (b)	95	9,719
Bright Horizons Family Solutions, Inc. (b)	6	778
Carriage Services, Inc.	1,251	50,178
Frontdoor, Inc. (b)	85	3,866
Graham Holdings Co. - Class B	3	2,951
Grand Canyon Education, Inc. (b)	16	2,877
H&R Block, Inc.	7	381
Laureate Education, Inc. (b)	84	1,675
Mister Car Wash, Inc. (b)	83	705
Perdoceo Education Corp.	255	6,528
Service Corp. International	156	12,636
Strategic Education, Inc.	19	1,530
Stride, Inc. (b)	51	6,977
		101,710
Diversified REITs — 0.0%(c)
Alexander & Baldwin, Inc.	232	4,202
Armada Hoffler Properties, Inc.	145	1,331
Essential Properties Realty Trust, Inc.	161	5,268
		10,801
Diversified Telecommunication Services — 0.0%(c)
AT&T, Inc.	1,953	53,532
Frontier Communications Parent, Inc. (b)	122	4,391
Iridium Communications, Inc.	259	8,174
Liberty Global Ltd. - Class A (b)	169	1,954
Liberty Global Ltd. - Class C (b)	94	1,138

The accompanying notes are an integral part of these financial statements.

15

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Diversified Telecommunication Services — (continued)
Liberty Latin America Ltd. - Class A (b)	20	$135
Lumen Technologies, Inc. (b)	819	3,866
Sunrise Communications AG - ADR (b)	43	1,980
Verizon Communications, Inc.	2,203	94,949
		170,119
Electric Utilities — 0.3%
Alliant Energy Corp.	35	2,259
American Electric Power Co., Inc.	1,084	114,958
Constellation Energy Corp.	782	195,926
Duke Energy Corp.	337	39,594
Entergy Corp.	494	43,131
Evergy, Inc.	226	15,574
Eversource Energy	740	46,627
Exelon Corp.	382	16,884
FirstEnergy Corp.	841	32,606
IDACORP, Inc.	9	1,061
MGE Energy, Inc.	30	2,753
NextEra Energy, Inc.	6,405	449,439
NRG Energy, Inc.	628	66,386
OGE Energy Corp.	33	1,527
PG&E Corp.	31	507
Pinnacle West Capital Corp.	757	70,053
PPL Corp.	130	4,577
Southern Co.	40	3,592
TXNM Energy, Inc.	12	627
Xcel Energy, Inc.	1,055	76,065
		1,184,146
Electrical Equipment — 0.5%
Acuity Brands, Inc.	15	4,457
AMETEK, Inc.	204	38,617
Bloom Energy Corp. - Class A (b)	10,000	240,200
Eaton Corp. PLC	366	107,355
Emerson Electric Co.	1,633	198,589
GE Vernova, Inc.	1,035	346,911
Generac Holdings, Inc. (b)	21	2,859
Hubbell, Inc.	37	13,749
NEXTracker, Inc. - Class A (b)	16	705
nVent Electric PLC	283	17,076
Regal Rexnord Corp.	75	9,705
Rockwell Automation, Inc.	3,944	1,132,520
Vertiv Holdings Co. - Class A	118	11,230

The accompanying notes are an integral part of these financial statements.

16

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Electrical Equipment — (continued)
Vicor Corp. (b)	3	$190
		2,124,163
Electronic Equipment, Instruments & Components — 0.1%
Advanced Energy Industries, Inc.	72	8,292
Amphenol Corp. - Class A	201	13,387
Arrow Electronics, Inc. (b)	154	16,643
Avnet, Inc.	585	29,566
Badger Meter, Inc.	8	1,683
Belden, Inc.	16	1,760
CDW Corp.	29	5,168
Coherent Corp. (b)	63	4,737
Corning, Inc.	226	11,334
Crane NXT Co.	279	15,574
Fabrinet (b)	63	12,603
FARO Technologies, Inc. (b)	32	1,023
Flex Ltd. (b)	134	5,077
Insight Enterprises, Inc. (b)	67	10,310
Itron, Inc. (b)	4	436
Jabil, Inc.	55	8,521
Keysight Technologies, Inc. (b)	65	10,369
Knowles Corp. (b)	19	315
Littelfuse, Inc.	2	464
Mirion Technologies, Inc. (b)	53	823
OSI Systems, Inc. (b)	6	1,237
PAR Technology Corp. (b)	2	137
Plexus Corp. (b)	161	21,400
Sanmina Corp. (b)	210	17,203
TD SYNNEX Corp.	35	4,812
TE Connectivity PLC	487	75,013
Teledyne Technologies, Inc. (b)	13	6,695
Trimble, Inc. (b)	53	3,815
TTM Technologies, Inc. (b)	131	3,158
Vishay Intertechnology, Inc.	53	908
Vishay Precision Group, Inc. (b)	94	2,213
Vontier Corp.	242	9,039
Zebra Technologies Corp. - Class A (b)	19	5,986
		309,701
Energy Equipment & Services — 0.1%
Archrock, Inc.	924	25,059
Baker Hughes Co.	3,634	162,040
Bristow Group, Inc. (b)	9	333

The accompanying notes are an integral part of these financial statements.

17

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Energy Equipment & Services — (continued)
Cactus, Inc. - Class A	122	$6,410
Expro Group Holdings NV (b)	13	155
Halliburton Co.	2,200	58,014
Helix Energy Solutions Group, Inc. (b)	863	7,439
Helmerich & Payne, Inc.	708	18,769
Kodiak Gas Services, Inc.	7	301
Nabors Industries Ltd. (b)	27	1,085
Noble Corp. PLC	36	932
NOV, Inc.	50	746
Oceaneering International, Inc. (b)	37	817
Oil States International, Inc. (b)	466	2,535
ProFrac Holding Corp. - Class A (b)	62	446
ProPetro Holding Corp. (b)	184	1,553
RPC, Inc.	575	3,209
Schlumberger NV	244	10,165
SEACOR Marine Holdings, Inc. (b)	102	591
TechnipFMC PLC	186	5,476
Tidewater, Inc. (b)	102	4,653
Valaris Ltd. (b)	7	250
		310,978
Entertainment — 0.2%
Atlanta Braves Holdings, Inc. - Class C (b)	110	4,441
Cinemark Holdings, Inc. (b)	355	9,091
Electronic Arts, Inc.	105	13,558
Liberty Media Corp.-Liberty Formula One - Class A (b)	83	7,397
Liberty Media Corp.-Liberty Formula One - Class C (b)	209	20,154
Liberty Media Corp.-Liberty Live - Class A (b)	78	5,579
Liberty Media Corp.-Liberty Live - Class C (b)	178	13,060
Live Nation Entertainment, Inc. (b)	25	3,584
Madison Square Garden Sports Corp. (b)	12	2,444
Marcus Corp.	184	3,374
Netflix, Inc. (b)	102	100,017
ROBLOX Corp. - Class A (b)	6	382
Roku, Inc. (b)	8	668
Sphere Entertainment Co. (b)	12	524
Spotify Technology SA (b)	3	1,824
Take-Two Interactive Software, Inc. (b)	25	5,299
TKO Group Holdings, Inc. (b)	15	2,260
Walt Disney Co.	4,787	544,761
Warner Bros Discovery, Inc. (b)	607	6,956
Warner Music Group Corp. - Class A	25	842
		746,215

The accompanying notes are an integral part of these financial statements.

18

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Financial Services — 1.0%
Affirm Holdings, Inc. (b)	35	$2,245
Apollo Global Management, Inc.	33	4,926
AvidXchange Holdings, Inc. (b)	28	213
Berkshire Hathaway, Inc. - Class B (b)	3,721	1,911,962
Block, Inc. (b)	77	5,028
Corebridge Financial, Inc.	103	3,572
Corpay, Inc. (b)	25	9,176
Enact Holdings, Inc.	29	997
Equitable Holdings, Inc.	350	19,257
Euronet Worldwide, Inc. (b)	169	17,316
Federal Agricultural Mortgage Corp. - Class C	19	3,972
Federal Home Loan Mortgage Corp. (b)	66	362
Fidelity National Information Services, Inc.	751	53,411
Fiserv, Inc. (b)	747	176,061
Flywire Corp. (b)	7	80
Global Payments, Inc.	36	3,790
HA Sustainable Infrastructure Capital, Inc.	117	3,361
Jack Henry & Associates, Inc.	11	1,910
Jackson Financial, Inc. - Class A	121	11,087
Mastercard, Inc. - Class A	1,768	1,018,916
MGIC Investment Corp.	139	3,421
Mr Cooper Group, Inc. (b)	60	6,742
NMI Holdings, Inc. (b)	72	2,624
Paymentus Holdings, Inc. - Class A (b)	3	82
Payoneer Global, Inc. (b)	368	3,146
PayPal Holdings, Inc. (b)	588	41,777
PennyMac Financial Services, Inc.	108	11,194
Radian Group, Inc.	78	2,567
Shift4 Payments, Inc. - Class A (b)	12	1,185
Toast, Inc. - Class A (b)	28	1,081
Visa, Inc. - Class A	2,502	907,501
Voya Financial, Inc.	104	7,515
Walker & Dunlop, Inc.	51	4,369
Western Union Co.	1,917	20,761
		4,261,607
Food Products — 0.1%
Archer-Daniels-Midland Co.	2,279	107,569
Bunge Global SA	106	7,864
Cal-Maine Foods, Inc.	29	2,621
Conagra Brands, Inc.	2,347	59,942
Darling Ingredients, Inc. (b)	183	6,604

The accompanying notes are an integral part of these financial statements.

19

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Food Products — (continued)
Freshpet, Inc. (b)	80	$8,562
General Mills, Inc.	917	55,589
Hershey Co.	49	8,463
Ingredion, Inc.	22	2,873
J M Smucker Co.	13	1,437
John B Sanfilippo & Son, Inc.	30	2,120
Kellanova	91	7,544
Kraft Heinz Co.	233	7,160
Lamb Weston Holdings, Inc.	155	8,040
McCormick & Co., Inc.	88	7,270
Mondelez International, Inc. - Class A	3,561	228,723
Pilgrim’s Pride Corp. (b)	45	2,448
Post Holdings, Inc. (b)	324	36,777
Simply Good Foods Co. (b)	36	1,359
Tootsie Roll Industries, Inc.	18	558
TreeHouse Foods, Inc. (b)	72	2,267
Tyson Foods, Inc. - Class A	7	429
		566,219
Gas Utilities — 0.0%(c)
Atmos Energy Corp.	876	133,266
Chesapeake Utilities Corp.	29	3,681
MDU Resources Group, Inc.	128	2,208
National Fuel Gas Co.	15	1,128
New Jersey Resources Corp.	44	2,129
Northwest Natural Holding Co.	120	4,906
ONE Gas, Inc.	7	526
Southwest Gas Holdings, Inc.	5	375
Spire, Inc.	11	845
UGI Corp.	57	1,947
		151,011
Ground Transportation — 0.3%
ArcBest Corp.	56	4,411
Avis Budget Group, Inc. (b)	15	1,185
Canadian Pacific Kansas City Ltd.	529	41,220
CSX Corp.	6,061	194,013
JB Hunt Transport Services, Inc.	24	3,869
Knight-Swift Transportation Holdings, Inc.	72	3,632
Landstar System, Inc.	246	39,065
Lyft, Inc. - Class A (b)	174	2,321
Norfolk Southern Corp.	180	44,235
Old Dominion Freight Line, Inc.	69	12,178

The accompanying notes are an integral part of these financial statements.

20

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Ground Transportation — (continued)
Proficient Auto Logistics, Inc. (b)	40	$418
RXO, Inc. (b)	5	102
Ryder System, Inc.	55	9,046
Saia, Inc. (b)	33	13,512
Schneider National, Inc. - Class B	44	1,161
Uber Technologies, Inc. (b)	1,820	138,338
U-Haul Holding Co.	62	3,816
U-Haul Holding Co. (b)	9	623
Union Pacific Corp.	2,980	735,136
Werner Enterprises, Inc.	13	423
XPO, Inc. (b)	1,069	131,444
		1,380,148
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	7,576	1,045,564
Alcon AG	81	7,492
Axogen, Inc. (b)	121	2,421
Baxter International, Inc.	259	8,938
Becton Dickinson & Co.	226	50,970
Boston Scientific Corp. (b)	1,746	181,217
CONMED Corp.	25	1,479
Cooper Cos., Inc. (b)	24	2,169
Dexcom, Inc. (b)	131	11,576
Edwards Lifesciences Corp. (b)	919	65,819
Embecta Corp.	151	2,038
Enovis Corp. (b)	14	541
Envista Holdings Corp. (b)	431	8,611
GE HealthCare Technologies, Inc.	1,145	100,016
Glaukos Corp. (b)	48	5,761
Haemonetics Corp. (b)	20	1,310
ICU Medical, Inc. (b)	3	439
Inmode Ltd. (b)	4	75
Inspire Medical Systems, Inc. (b)	18	3,341
Insulet Corp. (b)	5	1,361
Integer Holdings Corp. (b)	79	9,733
Intuitive Surgical, Inc. (b)	1,011	579,455
Lantheus Holdings, Inc. (b)	8	751
LeMaitre Vascular, Inc.	34	3,123
LivaNova PLC (b)	7	291
Masimo Corp. (b)	28	5,286
Medtronic PLC	225	20,704
Merit Medical Systems, Inc. (b)	91	9,286
Omnicell, Inc. (b)	74	2,816

The accompanying notes are an integral part of these financial statements.

21

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Health Care Equipment & Supplies — (continued)
Orthofix Medical, Inc. (b)	183	$3,181
Penumbra, Inc. (b)	8	2,284
QuidelOrtho Corp. (b)	40	1,600
ResMed, Inc.	15	3,503
Solventum Corp. (b)	71	5,662
STAAR Surgical Co. (b)	74	1,295
STERIS PLC	246	53,938
Stryker Corp.	42	16,220
Tactile Systems Technology, Inc. (b)	119	1,700
Tandem Diabetes Care, Inc. (b)	29	642
TransMedics Group, Inc. (b)	28	2,137
Zimmer Biomet Holdings, Inc.	118	12,310
Zimvie, Inc. (b)	8	106
		2,237,161
Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc. (b)	17	510
AdaptHealth Corp. (b)	106	1,206
Addus HomeCare Corp. (b)	2	192
Amedisys, Inc. (b)	53	4,876
AMN Healthcare Services, Inc. (b)	7	177
Cardinal Health, Inc.	1,015	131,422
Cencora, Inc.	91	23,072
Centene Corp. (b)	261	15,180
Chemed Corp.	1	601
Cigna Group	458	141,453
Clover Health Investments Corp. (b)	310	1,231
Concentra Group Holdings Parent, Inc.	152	3,432
CorVel Corp. (b)	150	16,540
CVS Health Corp.	1,880	123,554
DaVita, Inc. (b)	28	4,141
Elevance Health, Inc.	399	158,355
Encompass Health Corp.	31	3,104
Ensign Group, Inc.	11	1,421
HCA Healthcare, Inc.	455	139,366
HealthEquity, Inc. (b)	81	8,891
Henry Schein, Inc. (b)	51	3,681
Hims & Hers Health, Inc. (b)	243	10,957
Humana, Inc.	13	3,515
Labcorp Holdings, Inc.	371	93,136
LifeStance Health Group, Inc. (b)	109	849
McKesson Corp.	29	18,567
Molina Healthcare, Inc. (b)	14	4,216

The accompanying notes are an integral part of these financial statements.

22

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Health Care Providers & Services — (continued)
National HealthCare Corp.	49	$4,565
NeoGenomics, Inc. (b)	21	210
Option Care Health, Inc. (b)	44	1,474
Owens & Minor, Inc. (b)	157	1,504
Patterson Cos., Inc.	11	342
Pediatrix Medical Group, Inc. (b)	282	4,165
Progyny, Inc. (b)	19	428
Quest Diagnostics, Inc.	32	5,533
RadNet, Inc. (b)	13	721
Select Medical Holdings Corp.	184	3,347
Surgery Partners, Inc. (b)	12	289
Tenet Healthcare Corp. (b)	3	380
UnitedHealth Group, Inc.	1,301	617,923
Universal Health Services, Inc. - Class B	23	4,031
US Physical Therapy, Inc.	36	2,917
		1,561,474
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	2	204
CareTrust REIT, Inc.	119	3,079
Diversified Healthcare Trust	357	1,010
Global Medical REIT, Inc.	441	3,881
Healthcare Realty Trust, Inc.	1,515	25,952
Healthpeak Properties, Inc.	24	491
Medical Properties Trust, Inc.	1,646	9,711
Omega Healthcare Investors, Inc.	92	3,389
Sabra Health Care REIT, Inc.	233	3,870
Ventas, Inc.	3	208
Welltower, Inc.	1,831	281,077
		332,872
Health Care Technology — 0.0%(c)
Certara, Inc. (b)	7	84
Doximity, Inc. - Class A (b)	7	493
Evolent Health, Inc. - Class A (b)	223	2,005
Teladoc Health, Inc. (b)	43	411
Veeva Systems, Inc. - Class A (b)	16	3,586
		6,579
Hotel & Resort REITs — 0.0%(c)
Apple Hospitality REIT, Inc.	438	6,487
DiamondRock Hospitality Co.	490	4,033
Park Hotels & Resorts, Inc.	447	5,489
Pebblebrook Hotel Trust	169	2,087

The accompanying notes are an integral part of these financial statements.

23

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Hotel & Resort REITs — (continued)
Summit Hotel Properties, Inc.	549	$3,552
Sunstone Hotel Investors, Inc.	285	2,987
Xenia Hotels & Resorts, Inc.	87	1,169
		25,804
Hotels, Restaurants & Leisure — 0.5%
Airbnb, Inc. - Class A (b)	926	128,594
Aramark	100	3,705
Bloomin’ Brands, Inc.	200	1,876
Booking Holdings, Inc.	32	160,512
Boyd Gaming Corp.	12	915
Brinker International, Inc. (b)	33	5,439
Caesars Entertainment, Inc. (b)	13	432
Carnival Corp. (b)	814	19,479
Cava Group, Inc. (b)	1	95
Cheesecake Factory, Inc.	10	540
Chipotle Mexican Grill, Inc. (b)	1,376	74,263
Choice Hotels International, Inc.	16	2,293
Darden Restaurants, Inc.	42	8,419
Domino’s Pizza, Inc.	18	8,815
DoorDash, Inc. - Class A (b)	54	10,716
DraftKings, Inc. - Class A (b)	228	10,000
Dutch Bros, Inc. - Class A (b)	6	475
Expedia Group, Inc. (b)	27	5,345
Global Business Travel Group I (b)	16	133
Hilton Grand Vacations, Inc. (b)	22	944
Hilton Worldwide Holdings, Inc.	70	18,547
Hyatt Hotels Corp. - Class A	5	705
Jack in the Box, Inc.	58	2,230
Las Vegas Sands Corp.	33	1,475
Life Time Group Holdings, Inc. (b)	30	914
Light & Wonder, Inc. (b)	1	111
Marriott International, Inc. - Class A	312	87,500
Marriott Vacations Worldwide Corp.	6	453
McDonald’s Corp.	2,216	683,259
MGM Resorts International (b)	31	1,078
Norwegian Cruise Line Holdings Ltd. (b)	729	16,563
Papa John’s International, Inc.	23	1,043
Penn Entertainment, Inc. (b)	173	3,721
Planet Fitness, Inc. - Class A (b)	11	1,018
Portillo’s, Inc. - Class A (b)	88	1,229
RCI Hospitality Holdings, Inc.	52	2,588
Royal Caribbean Cruises Ltd.	211	51,927

The accompanying notes are an integral part of these financial statements.

24

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Hotels, Restaurants & Leisure — (continued)
Rush Street Interactive, Inc. (b)	88	$1,026
Sabre Corp. (b)	851	3,515
Shake Shack, Inc. - Class A (b)	14	1,520
Six Flags Entertainment Corp.	88	3,869
Starbucks Corp.	3,801	440,194
Texas Roadhouse, Inc.	425	78,238
Travel + Leisure Co.	741	41,363
United Parks & Resorts, Inc. (b)	8	404
Vail Resorts, Inc.	13	2,067
Wingstop, Inc.	34	7,983
Wyndham Hotels & Resorts, Inc.	757	82,006
Wynn Resorts Ltd.	10	893
Yum China Holdings, Inc.	441	21,790
Yum! Brands, Inc.	486	75,996
		2,078,215
Household Durables — 0.1%
Beazer Homes USA, Inc. (b)	105	2,342
Cavco Industries, Inc. (b)	4	2,098
Century Communities, Inc.	87	6,040
Champion Homes, Inc. (b)	24	2,460
DR Horton, Inc.	495	62,771
Ethan Allen Interiors, Inc.	143	4,076
Garmin Ltd.	810	185,433
Helen of Troy Ltd. (b)	28	1,541
Hovnanian Enterprises, Inc. - Class A (b)	8	814
Installed Building Products, Inc.	27	4,628
La-Z-Boy, Inc.	21	950
Leggett & Platt, Inc.	98	899
Lennar Corp. - Class B	210	24,297
LGI Homes, Inc. (b)	18	1,322
Meritage Homes Corp.	160	11,595
Mohawk Industries, Inc. (b)	19	2,234
Newell Brands, Inc.	96	616
PulteGroup, Inc.	35	3,615
SharkNinja, Inc. (b)	33	3,468
Somnigroup International, Inc.	1,106	70,651
Sonos, Inc. (b)	15	198
Taylor Morrison Home Corp. (b)	257	15,841
Toll Brothers, Inc.	25	2,791
TopBuild Corp. (b)	57	17,464
Tri Pointe Homes, Inc. (b)	201	6,364

The accompanying notes are an integral part of these financial statements.

25

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Household Durables — (continued)
Whirlpool Corp.	4	$407
		434,915
Household Products — 0.4%
Central Garden & Pet Co. (b)	2	71
Church & Dwight Co., Inc.	126	14,011
Clorox Co.	28	4,379
Colgate-Palmolive Co.	7,586	691,616
Energizer Holdings, Inc.	3,191	98,059
Kimberly-Clark Corp.	1,456	206,767
Procter & Gamble Co.	3,803	661,113
Spectrum Brands Holdings, Inc.	7	542
WD-40 Co.	22	5,250
		1,681,808
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	13,847	160,487
Brookfield Renewable Corp.	375	10,444
Brookfield Renewable Partners LP	9,525	214,408
Clearway Energy, Inc. - Class A	3	79
Clearway Energy, Inc. - Class C	170	4,763
Vistra Corp.	422	56,405
		446,586
Industrial Conglomerates — 0.1%
3M Co.	1,162	180,250
Honeywell International, Inc.	2,134	454,307
		634,557
Industrial REITs — 0.1%
Innovative Industrial Properties, Inc.	18	1,295
LXP Industrial Trust	171	1,532
Prologis, Inc.	2,721	337,187
		340,014
Insurance — 0.5%
Aflac, Inc.	530	58,019
Allstate Corp.	145	28,877
American Financial Group, Inc.	55	6,945
American International Group, Inc.	152	12,607
Aon PLC - Class A	122	49,913
Arch Capital Group Ltd.	31	2,880
Arthur J Gallagher & Co.	163	55,052
Assurant, Inc.	27	5,613

The accompanying notes are an integral part of these financial statements.

26

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Insurance — (continued)
Assured Guaranty Ltd.	94	$8,209
Axis Capital Holdings Ltd.	56	5,425
Baldwin Insurance Group, Inc. - Class A (b)	2	82
Brighthouse Financial, Inc. (b)	35	2,076
Brown & Brown, Inc.	874	103,604
Chubb Ltd.	1,510	431,075
Cincinnati Financial Corp.	475	70,210
CNO Financial Group, Inc.	1,925	80,253
Employers Holdings, Inc.	70	3,626
Enstar Group Ltd. (b)	5	1,664
Erie Indemnity Co. - Class A	5	2,140
F&G Annuities & Life, Inc.	17	724
Fidelity National Financial, Inc.	214	13,809
First American Financial Corp.	51	3,350
Genworth Financial, Inc. (b)	758	5,268
Globe Life, Inc.	31	3,950
Goosehead Insurance, Inc. - Class A	38	4,682
Hanover Insurance Group, Inc.	20	3,411
Hartford Insurance Group, Inc.	178	21,054
Horace Mann Educators Corp.	4	169
Kemper Corp.	82	5,542
Kinsale Capital Group, Inc.	4	1,727
Lincoln National Corp.	168	6,552
Loews Corp.	81	7,020
Manulife Financial Corp.	8,199	255,481
Markel Group, Inc. (b)	5	9,667
Marsh & McLennan Cos., Inc.	943	224,283
Mercury General Corp.	69	3,721
MetLife, Inc.	1,017	87,645
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	775	8,773
Old Republic International Corp.	155	5,969
Oscar Health, Inc. - Class A (b)	104	1,519
Palomar Holdings, Inc. (b)	5	643
Primerica, Inc.	19	5,510
Principal Financial Group, Inc.	164	14,603
ProAssurance Corp. (b)	89	1,392
Progressive Corp.	111	31,302
Prudential Financial, Inc.	587	67,564
Reinsurance Group of America, Inc.	37	7,500
RenaissanceRe Holdings Ltd.	56	13,307
RLI Corp.	102	7,761
Root, Inc. (b)	24	3,244
Selective Insurance Group, Inc.	79	6,798

The accompanying notes are an integral part of these financial statements.

27

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Insurance — (continued)
Stewart Information Services Corp.	48	$3,418
Sun Life Financial, Inc.	15	833
Travelers Cos., Inc.	690	178,358
Trupanion, Inc. (b)	39	1,347
Universal Insurance Holdings, Inc.	331	7,342
Unum Group	1,159	95,374
W R Berkley Corp.	80	5,046
White Mountains Insurance Group Ltd.	1	1,850
Willis Towers Watson PLC	21	7,133
		2,062,911
Interactive Media & Services — 1.6%
Alphabet, Inc. - Class A	10,601	1,805,138
Alphabet, Inc. - Class C	14,425	2,484,273
Bumble, Inc. - Class A (b)	1	5
Cargurus, Inc. (b)	108	3,477
Cars.com, Inc. (b)	98	1,294
fuboTV, Inc. (b)	261	791
IAC, Inc. (b)	26	1,202
Match Group, Inc.	25	793
Meta Platforms, Inc. - Class A	3,790	2,532,478
Pinterest, Inc. - Class A (b)	24	887
QuinStreet, Inc. (b)	94	1,840
Snap, Inc. - Class A (b)	128	1,312
Tencent Holdings Ltd. - ADR	2,765	170,352
TripAdvisor, Inc. (b)	82	1,214
Yelp, Inc. (b)	1,017	34,893
Ziff Davis, Inc. (b)	40	1,642
ZoomInfo Technologies, Inc. (b)	4	47
		7,041,638
IT Services — 0.4%
Accenture PLC - Class A	360	125,460
Akamai Technologies, Inc. (b)	100	8,068
Amdocs Ltd.	46	4,014
ASGN, Inc. (b)	55	3,706
Cloudflare, Inc. - Class A (b)	7	1,017
Cognizant Technology Solutions Corp. - Class A	825	68,747
DigitalOcean Holdings, Inc. (b)	2	86
DXC Technology Co. (b)	360	6,613
EPAM Systems, Inc. (b)	22	4,535
Gartner, Inc. (b)	474	236,204
Globant SA (b)	13	1,957

The accompanying notes are an integral part of these financial statements.

28

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
IT Services — (continued)
GoDaddy, Inc. - Class A (b)	2,289	$410,876
International Business Machines Corp.	1,162	293,335
Kyndryl Holdings, Inc. (b)	335	12,757
MongoDB, Inc. (b)	17	4,546
Okta, Inc. (b)	7,508	679,399
Shopify, Inc. - Class A (b)	8	896
Snowflake, Inc. - Class A (b)	1	177
Twilio, Inc. - Class A (b)	195	23,386
VeriSign, Inc. (b)	30	7,136
		1,892,915
Leisure Products — 0.0%(c)
Acushnet Holdings Corp.	20	1,286
Mattel, Inc. (b)	96	2,045
Peloton Interactive, Inc. - Class A (b)	102	768
Topgolf Callaway Brands Corp. (b)	321	2,096
YETI Holdings, Inc. (b)	20	713
		6,908
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	185	23,665
Azenta, Inc. (b)	69	3,010
Bio-Techne Corp.	396	24,453
Cytek Biosciences, Inc. (b)	226	1,015
Danaher Corp.	1,533	318,496
ICON PLC (b)	115	21,852
Illumina, Inc. (b)	2	178
IQVIA Holdings, Inc. (b)	18	3,398
Medpace Holdings, Inc. (b)	39	12,766
Repligen Corp. (b)	74	11,785
Revvity, Inc.	16	1,794
Sotera Health Co. (b)	41	511
Standard BioTools, Inc. (b)	222	236
Thermo Fisher Scientific, Inc.	2,035	1,076,434
Waters Corp. (b)	14	5,283
West Pharmaceutical Services, Inc.	24	5,576
		1,510,452
Machinery — 0.3%
AGCO Corp.	29	2,812
Alamo Group, Inc.	24	4,200
Albany International Corp. - Class A	47	3,599
Allison Transmission Holdings, Inc.	50	5,088
Atmus Filtration Technologies, Inc.	9	358

The accompanying notes are an integral part of these financial statements.

29

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Machinery — (continued)
Caterpillar, Inc.	470	$161,657
Chart Industries, Inc. (b)	59	11,242
CNH Industrial NV	53	683
Commercial Vehicle Group, Inc. (b)	565	1,175
Crane Co.	274	44,659
Cummins, Inc.	70	25,773
Deere & Co.	227	109,139
Dover Corp.	48	9,541
Enpro, Inc.	141	25,673
Esab Corp.	24	3,007
ESCO Technologies, Inc.	10	1,649
Federal Signal Corp.	19	1,544
Flowserve Corp.	303	16,677
Fortive Corp.	536	42,633
Franklin Electric Co., Inc.	13	1,328
Gates Industrial Corp. PLC (b)	589	12,746
Graco, Inc.	370	32,216
Greenbrier Cos., Inc.	203	11,409
Hillenbrand, Inc.	144	4,306
IDEX Corp.	197	38,283
Illinois Tool Works, Inc.	1,300	343,174
Ingersoll Rand, Inc.	571	48,409
ITT, Inc.	35	4,943
JBT Marel Corp.	395	52,140
Kadant, Inc.	5	1,872
Lincoln Electric Holdings, Inc.	12	2,480
Lindsay Corp.	1	132
Middleby Corp. (b)	42	6,947
Mueller Industries, Inc.	254	20,366
Mueller Water Products, Inc. - Class A	64	1,649
Oshkosh Corp.	18	1,841
Otis Worldwide Corp.	2,515	250,947
PACCAR, Inc.	191	20,483
Parker-Hannifin Corp.	31	20,724
Pentair PLC	211	19,876
Proto Labs, Inc. (b)	49	1,954
RBC Bearings, Inc. (b)	9	3,233
REV Group, Inc.	223	6,802
Shyft Group, Inc.	568	5,691
Snap-on, Inc.	25	8,529
SPX Technologies, Inc. (b)	70	10,196
Standex International Corp.	71	13,205
Stanley Black & Decker, Inc.	133	11,508

The accompanying notes are an integral part of these financial statements.

30

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Machinery — (continued)
Timken Co.	180	$14,580
Toro Co.	77	6,176
Trinity Industries, Inc.	46	1,430
Watts Water Technologies, Inc. - Class A	8	1,717
Westinghouse Air Brake Technologies Corp.	41	7,600
Worthington Enterprises, Inc.	57	2,393
		1,462,394
Marine Transportation — 0.0%(c)
Kirby Corp. (b)	365	38,040
Matson, Inc.	22	3,170
		41,210
Media — 0.2%
Charter Communications, Inc. - Class A (b)	66	23,996
Comcast Corp. - Class A	13,953	500,634
EchoStar Corp. - Class A (b)	226	7,058
Fox Corp. - Class A	78	4,493
Fox Corp. - Class B	60	3,244
Gannett Co., Inc. (b)	763	3,082
Integral Ad Science Holding Corp. (b)	7	74
Interpublic Group of Cos., Inc.	5,398	147,905
John Wiley & Sons, Inc. - Class A	4	160
Liberty Broadband Corp. - Class A (b)	77	6,278
Liberty Broadband Corp. - Class C (b)	232	19,084
News Corp. - Class A	290	8,300
News Corp. - Class B	62	2,001
Nexstar Media Group, Inc.	1	169
Omnicom Group, Inc.	92	7,614
Paramount Global - Class A	22	498
Paramount Global - Class B	196	2,227
Scholastic Corp.	54	1,182
Sirius XM Holdings, Inc.	975	23,585
Stagwell, Inc. (b)	1	6
TEGNA, Inc.	54	983
Trade Desk, Inc. - Class A (b)	789	55,482
		818,055
Metals & Mining — 0.2%
Alcoa Corp.	7,747	257,588
Barrick Gold Corp.	400	7,100
Carpenter Technology Corp.	67	13,874
Cleveland-Cliffs, Inc. (b)	376	4,076
Freeport-McMoRan, Inc.	3,025	111,653

The accompanying notes are an integral part of these financial statements.

31

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Metals & Mining — (continued)
Hecla Mining Co.	37	$190
Metallus, Inc. (b)	810	11,696
MP Materials Corp. (b)	91	2,185
Newmont Corp.	319	13,666
Nucor Corp.	250	34,367
Reliance, Inc.	1	297
Royal Gold, Inc.	729	107,163
Steel Dynamics, Inc.	574	77,530
United States Steel Corp.	5	201
Warrior Met Coal, Inc.	48	2,311
Worthington Steel, Inc.	2,759	73,582
		717,479
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(c)
Apollo Commercial Real Estate Finance, Inc.	568	5,754
ARMOUR Residential REIT, Inc.	110	2,095
BrightSpire Capital, Inc.	322	2,006
Chimera Investment Corp.	302	4,297
Claros Mortgage Trust, Inc.	448	1,044
Dynex Capital, Inc.	196	2,758
Franklin BSP Realty Trust, Inc.	412	5,582
KKR Real Estate Finance Trust, Inc.	107	1,187
Ladder Capital Corp.	478	5,674
MFA Financial, Inc.	315	3,352
New York Mortgage Trust, Inc.	462	3,239
PennyMac Mortgage Investment Trust	182	2,666
Redwood Trust, Inc.	769	5,137
Two Harbors Investment Corp.	160	2,269
		47,060
Multi-Utilities — 0.1%
Ameren Corp.	1,214	123,294
Avista Corp.	119	4,756
Black Hills Corp.	12	734
CenterPoint Energy, Inc.	1,008	34,655
CMS Energy Corp.	526	38,424
Consolidated Edison, Inc.	458	46,496
Dominion Energy, Inc.	496	28,084
DTE Energy Co.	61	8,156
NiSource, Inc.	61	2,489
Northwestern Energy Group, Inc.	63	3,524
Public Service Enterprise Group, Inc.	106	8,602
Sempra	310	22,187

The accompanying notes are an integral part of these financial statements.

32

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Multi-Utilities — (continued)
WEC Energy Group, Inc.	578	$61,667
		383,068
Office REITs — 0.0%(c)
Brandywine Realty Trust	752	3,798
City Office REIT, Inc.	190	1,000
Douglas Emmett, Inc.	203	3,512
Equity Commonwealth	94	152
Hudson Pacific Properties, Inc.	330	1,082
Piedmont Office Realty Trust, Inc. - Class A	329	2,497
SL Green Realty Corp.	108	6,970
		19,011
Oil, Gas & Consumable Fuels — 1.5%
Antero Midstream Corp.	126	2,136
Antero Resources Corp. (b)	149	5,468
APA Corp.	847	17,533
Berry Corp.	76	309
California Resources Corp.	6	268
Canadian Natural Resources Ltd.	10	283
Cheniere Energy, Inc.	166	37,941
Chevron Corp.	5,230	829,583
Civitas Resources, Inc.	96	3,681
CNX Resources Corp. (b)	761	21,993
Comstock Resources, Inc. (b)	136	2,445
ConocoPhillips	1,949	193,243
Coterra Energy, Inc.	1,046	28,232
Crescent Energy Co. - Class A	25	315
CVR Energy, Inc.	34	626
Devon Energy Corp.	31,667	1,146,979
Diamondback Energy, Inc.	117	18,598
DT Midstream, Inc.	100	9,609
Enbridge, Inc.	49	2,094
EOG Resources, Inc.	489	62,074
EQT Corp.	464	22,351
Expand Energy Corp.	211	20,864
Exxon Mobil Corp.	10,707	1,192,010
Gulfport Energy Corp. (b)	4	679
Hess Corp.	58	8,638
HF Sinclair Corp.	13	458
International Seaways, Inc.	19	633
Kinder Morgan, Inc.	369	10,000
Kinetik Holdings, Inc.	8	467

The accompanying notes are an integral part of these financial statements.

33

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Oil, Gas & Consumable Fuels — (continued)
Kosmos Energy Ltd. (b)	150	$421
Magnolia Oil & Gas Corp. - Class A	81,334	1,904,029
Marathon Petroleum Corp.	1,311	196,886
Matador Resources Co.	162	8,479
Murphy Oil Corp.	26	689
New Fortress Energy, Inc.	53	530
Occidental Petroleum Corp.	176	8,596
ONEOK, Inc.	1,400	140,546
Ovintiv, Inc.	107	4,650
Permian Resources Corp.	326	4,593
Phillips 66	244	31,644
Range Resources Corp.	1,499	55,643
REX American Resources Corp. (b)	30	1,159
Shell PLC - ADR	600	40,476
SM Energy Co.	445	14,556
Suncor Energy, Inc.	3	115
Targa Resources Corp.	398	80,285
Texas Pacific Land Corp.	6	8,568
Uranium Energy Corp. (b)	37	207
Valero Energy Corp.	439	57,390
Vital Energy, Inc. (b)	29	775
Vitesse Energy, Inc.	388	9,975
Williams Cos., Inc.	4,390	255,410
World Kinect Corp.	22	659
		6,465,791
Paper & Forest Products — 0.0%(c)
Louisiana-Pacific Corp.	35	3,488
Magnera Corp. (b)	11	227
Sylvamo Corp.	43	3,057
		6,772
Passenger Airlines — 0.0%(c)
Alaska Air Group, Inc. (b)	75	5,421
American Airlines Group, Inc. (b)	1,147	16,460
Copa Holdings SA - Class A	67	6,223
Delta Air Lines, Inc.	1,292	77,675
JetBlue Airways Corp. (b)	496	3,234
SkyWest, Inc. (b)	151	14,935
Southwest Airlines Co.	170	5,280
United Airlines Holdings, Inc. (b)	152	14,259
		143,487

The accompanying notes are an integral part of these financial statements.

34

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Personal Care Products — 0.0%(c)
BellRing Brands, Inc. (b)	22	$1,612
Edgewell Personal Care Co.	3,734	117,509
Estee Lauder Cos., Inc. - Class A	513	36,890
Interparfums, Inc.	12	1,667
Kenvue, Inc.	1,816	42,858
Nu Skin Enterprises, Inc. - Class A	645	5,108
		205,644
Pharmaceuticals — 0.6%
ANI Pharmaceuticals, Inc. (b)	85	5,261
AstraZeneca PLC - ADR	28	2,134
Atea Pharmaceuticals, Inc. (b)	559	1,694
Bristol-Myers Squibb Co.	2,581	153,879
Corcept Therapeutics, Inc. (b)	225	13,630
Elanco Animal Health, Inc. (b)	31	346
Eli Lilly & Co.	1,066	981,392
Harmony Biosciences Holdings, Inc. (b)	42	1,422
Jazz Pharmaceuticals PLC (b)	57	8,181
Johnson & Johnson	4,130	681,533
Ligand Pharmaceuticals, Inc. (b)	34	4,156
Merck & Co., Inc.	7,202	664,385
Novartis AG - ADR	125	13,631
Organon & Co.	448	6,680
Pacira BioSciences, Inc. (b)	48	1,154
Pfizer, Inc.	1,473	38,931
Prestige Consumer Healthcare, Inc. (b)	24	2,034
Supernus Pharmaceuticals, Inc. (b)	104	3,334
Viatris, Inc.	205	1,892
Zoetis, Inc.	252	42,144
		2,627,813
Professional Services — 0.2%
Amentum Holdings, Inc. (b)	55	1,080
Automatic Data Processing, Inc.	923	290,911
Broadridge Financial Solutions, Inc.	170	41,007
CACI International, Inc. - Class A (b)	205	68,644
CBIZ, Inc. (b)	18	1,407
CSG Systems International, Inc.	1	64
Dayforce, Inc. (b)	27	1,674
Dun & Bradstreet Holdings, Inc.	129	1,170
Equifax, Inc.	12	2,942
ExlService Holdings, Inc. (b)	297	14,390
First Advantage Corp. (b)	58	868

The accompanying notes are an integral part of these financial statements.

35

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Professional Services — (continued)
GEE Group, Inc. (b)	1,017	$227
Genpact Ltd.	71	3,779
Heidrick & Struggles International, Inc.	32	1,312
Insperity, Inc.	58	5,102
Jacobs Solutions, Inc.	93	11,914
Korn Ferry	270	17,725
Legalzoom.com, Inc. (b)	6	61
Paychex, Inc.	1,160	175,937
Paycom Software, Inc.	44	9,657
Paylocity Holding Corp. (b)	6	1,226
SS&C Technologies Holdings, Inc.	76	6,768
TransUnion	300	27,729
TriNet Group, Inc.	18	1,327
Verisk Analytics, Inc.	52	15,439
Verra Mobility Corp. (b)	20	458
		702,818
Real Estate Management & Development — 0.0%(c)
CBRE Group, Inc. - Class A (b)	140	19,871
Compass, Inc. - Class A (b)	253	2,274
CoStar Group, Inc. (b)	91	6,939
Cushman & Wakefield PLC (b)	220	2,616
Howard Hughes Holdings, Inc. (b)	18	1,426
Jones Lang LaSalle, Inc. (b)	212	57,641
Marcus & Millichap, Inc.	2	77
Newmark Group, Inc. - Class A	467	6,851
RE/MAX Holdings, Inc. - Class A (b)	88	781
Zillow Group, Inc. - Class A (b)	18	1,339
Zillow Group, Inc. - Class C (b)	58	4,446
		104,261
Residential REITs — 0.1%
Elme Communities	79	1,374
Mid-America Apartment Communities, Inc.	2,330	391,719
		393,093
Retail REITs — 0.1%
Acadia Realty Trust	122	2,813
Agree Realty Corp.	53	3,912
Brixmor Property Group, Inc.	425	11,883
Curbline Properties Corp.	51	1,256
Getty Realty Corp.	106	3,329
Kimco Realty Corp.	1,812	40,045
Macerich Co.	1,160	20,926

The accompanying notes are an integral part of these financial statements.

36

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Retail REITs — (continued)
NNN REIT, Inc.	765	$32,474
Phillips Edison & Co., Inc.	1,300	48,360
Realty Income Corp.	3,745	213,577
Regency Centers Corp.	86	6,596
Saul Centers, Inc.	117	4,382
Simon Property Group, Inc.	34	6,327
Tanger, Inc.	668	23,681
Urban Edge Properties	126	2,596
		422,157
Semiconductors & Semiconductor Equipment — 1.6%
ACM Research, Inc. - Class A (b)	99	2,568
Advanced Micro Devices, Inc. (b)	3,394	338,925
Allegro MicroSystems, Inc. (b)	60	1,338
Ambarella, Inc. (b)	34	2,089
Amkor Technology, Inc.	175	3,693
Analog Devices, Inc.	606	139,416
Applied Materials, Inc.	3,884	613,944
Broadcom, Inc.	6,849	1,365,896
Cirrus Logic, Inc. (b)	77	8,024
Diodes, Inc. (b)	52	2,568
Enphase Energy, Inc. (b)	253	14,505
Entegris, Inc.	11	1,113
FormFactor, Inc. (b)	130	4,329
GLOBALFOUNDRIES, Inc. (b)	5	194
Ichor Holdings Ltd. (b)	43	1,259
Intel Corp.	4,438	105,314
KLA Corp.	149	105,617
Kulicke & Soffa Industries, Inc.	145	5,549
Lam Research Corp.	2,874	220,551
Lattice Semiconductor Corp. (b)	60	3,740
Marvell Technology, Inc.	3,173	291,345
MaxLinear, Inc. (b)	33	482
Microchip Technology, Inc.	1,554	91,468
Micron Technology, Inc.	74	6,929
Monolithic Power Systems, Inc.	5	3,055
NVIDIA Corp.	23,942	2,990,835
NXP Semiconductors NV	689	148,542
ON Semiconductor Corp. (b)	68	3,199
Onto Innovation, Inc. (b)	47	6,846
PDF Solutions, Inc. (b)	77	1,734
Penguin Solutions, Inc. (b)	62	1,236
Photronics, Inc. (b)	41	854

The accompanying notes are an integral part of these financial statements.

37

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Power Integrations, Inc.	38	$2,310
Qorvo, Inc. (b)	51	3,707
QUALCOMM, Inc.	1,917	301,295
Rambus, Inc. (b)	20	1,118
Semtech Corp. (b)	14	535
Silicon Laboratories, Inc. (b)	8	1,122
Skyworks Solutions, Inc.	410	27,331
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	17	3,069
Texas Instruments, Inc.	1,285	251,847
Ultra Clean Holdings, Inc. (b)	4	98
Wolfspeed, Inc. (b)	111	642
		7,080,231
Software — 2.6%
ACI Worldwide, Inc. (b)	151	8,660
Adeia, Inc.	84	1,320
Adobe, Inc. (b)	663	290,765
Alarm.com Holdings, Inc. (b)	39,806	2,312,331
Appfolio, Inc. - Class A (b)	1	214
AppLovin Corp. - Class A (b)	43	14,007
Aspen Technology, Inc. (b)	36	9,549
Atlassian Corp. - Class A (b)	16	4,548
Aurora Innovation, Inc. (b)	248	1,803
Autodesk, Inc. (b)	41	11,243
Blackbaud, Inc. (b)	8	529
BlackLine, Inc. (b)	21	1,014
Box, Inc. - Class A (b)	127	4,153
C3.ai, Inc. - Class A (b)	2	47
Cadence Design Systems, Inc. (b)	321	80,410
Cleanspark, Inc. (b)	400	3,196
Clear Secure, Inc. - Class A	152	3,604
Commvault Systems, Inc. (b)	9	1,535
Crowdstrike Holdings, Inc. - Class A (b)	40	15,586
CyberArk Software Ltd. (b)	300	109,155
Datadog, Inc. - Class A (b)	8	932
DocuSign, Inc. (b)	6	499
Dolby Laboratories, Inc. - Class A	9	734
DoubleVerify Holdings, Inc. (b)	89	1,237
Dropbox, Inc. - Class A (b)	49	1,273
Dynatrace, Inc. (b)	55	3,149
E2open Parent Holdings, Inc. - Class A (b)	486	1,113
EverCommerce, Inc. (b)	5	50
Fair Isaac Corp. (b)	115	216,930

The accompanying notes are an integral part of these financial statements.

38

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Software — (continued)
Five9, Inc. (b)	545	$19,729
Fortinet, Inc. (b)	226	24,410
Gen Digital, Inc.	187	5,111
Guidewire Software, Inc. (b)	1	201
HubSpot, Inc. (b)	2	1,448
InterDigital, Inc.	25	5,341
Intuit, Inc.	651	399,610
LiveRamp Holdings, Inc. (b)	75	2,241
MARA Holdings, Inc. (b)	184	2,561
Microsoft Corp.	11,753	4,665,823
MicroStrategy, Inc. - Class A (b)	943	240,870
N-able, Inc. (b)	17	171
nCino, Inc. (b)	26	814
NCR Voyix Corp. (b)	113	1,275
Nutanix, Inc. - Class A (b)	102	7,843
Oracle Corp.	7,146	1,186,665
Palantir Technologies, Inc. - Class A (b)	1,899	161,263
Palo Alto Networks, Inc. (b)	2,139	407,330
Pegasystems, Inc.	17	1,335
Progress Software Corp.	216	11,802
Qualys, Inc. (b)	6	789
RingCentral, Inc. - Class A (b)	4	114
Riot Platforms, Inc. (b)	269	2,496
Roper Technologies, Inc.	37	21,627
Salesforce, Inc.	2,256	671,950
Samsara, Inc. - Class A (b)	9	429
ServiceNow, Inc. (b)	105	97,625
SolarWinds Corp.	182	3,332
SPS Commerce, Inc. (b)	50	6,660
Synopsys, Inc. (b)	36	16,462
Tyler Technologies, Inc. (b)	5	3,042
UiPath, Inc. - Class A (b)	107	1,316
Unity Software, Inc. (b)	45	1,154
Verint Systems, Inc. (b)	17	384
Vertex, Inc. - Class A (b)	11	355
Workday, Inc. - Class A (b)	511	134,567
Zeta Global Holdings Corp. - Class A (b)	45	774
Zoom Communications, Inc. (b)	67	4,938
Zscaler, Inc. (b)	3	589
		11,214,032
Specialized REITs — 0.1%
American Tower Corp.	300	61,686

The accompanying notes are an integral part of these financial statements.

39

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Specialized REITs — (continued)
Crown Castle, Inc.	169	$15,903
CubeSmart	53	2,188
Digital Realty Trust, Inc.	973	152,099
EPR Properties	600	31,842
Equinix, Inc.	4	3,619
Farmland Partners, Inc.	359	4,211
Four Corners Property Trust, Inc.	52	1,495
Iron Mountain, Inc.	214	19,938
SBA Communications Corp.	202	44,016
Uniti Group, Inc.	479	2,749
VICI Properties, Inc.	71	2,307
Weyerhaeuser Co.	983	29,588
		371,641
Specialty Retail — 0.5%
Abercrombie & Fitch Co. - Class A (b)	41	4,223
Academy Sports & Outdoors, Inc.	32	1,587
Advance Auto Parts, Inc.	38	1,402
Asbury Automotive Group, Inc. (b)	53	14,225
AutoNation, Inc. (b)	24	4,377
AutoZone, Inc. (b)	47	164,171
Bath & Body Works, Inc.	91	3,297
Best Buy Co., Inc.	165	14,835
Boot Barn Holdings, Inc. (b)	9	1,102
Buckle, Inc.	95	3,805
Burlington Stores, Inc. (b)	201	50,115
Caleres, Inc.	311	5,026
Camping World Holdings, Inc. - Class A	16	312
CarMax, Inc. (b)	63	5,227
Carvana Co. (b)	50	11,655
Chewy, Inc. - Class A (b)	18	671
Dick’s Sporting Goods, Inc.	31	6,978
Five Below, Inc. (b)	42	3,649
Floor & Decor Holdings, Inc. - Class A (b)	13	1,256
Foot Locker, Inc. (b)	163	2,823
Gap, Inc.	120	2,713
Genesco, Inc. (b)	84	3,072
Group 1 Automotive, Inc.	48	22,060
Home Depot, Inc.	2,526	1,001,812
Leslie’s, Inc. (b)	994	1,034
Lithia Motors, Inc.	27	9,300
Lowe’s Cos., Inc.	2,479	616,379
Murphy USA, Inc.	7	3,285

The accompanying notes are an integral part of these financial statements.

40

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Specialty Retail — (continued)
National Vision Holdings, Inc. (b)	184	$2,339
ODP Corp. (b)	80	1,245
O’Reilly Automotive, Inc. (b)	55	75,550
Penske Automotive Group, Inc.	26	4,387
RH (b)	36	11,594
Ross Stores, Inc.	440	61,741
Shoe Carnival, Inc.	128	2,834
Signet Jewelers Ltd.	82	4,290
Sonic Automotive, Inc. - Class A	11	750
TJX Cos., Inc.	1,240	154,702
Tractor Supply Co.	240	13,284
Ulta Beauty, Inc. (b)	151	55,320
Upbound Group, Inc.	197	5,086
Urban Outfitters, Inc. (b)	52	3,026
Valvoline, Inc. (b)	1,274	46,985
Victoria’s Secret & Co. (b)	40	1,069
Wayfair, Inc. - Class A (b)	21	831
Williams-Sonoma, Inc.	43	8,367
Zumiez, Inc. (b)	61	870
		2,414,661
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	43,028	10,405,891
Corsair Gaming, Inc. (b)	223	2,618
Dell Technologies, Inc. - Class C	18	1,850
Hewlett Packard Enterprise Co.	1,144	22,663
HP, Inc.	986	30,438
IonQ, Inc. (b)	94	2,310
NetApp, Inc.	137	13,674
Pure Storage, Inc. - Class A (b)	30	1,574
Seagate Technology Holdings PLC	750	76,432
Western Digital Corp. (b)	174	8,514
		10,565,964
Textiles, Apparel & Luxury Goods — 0.0%(c)
Capri Holdings Ltd. (b)	79	1,736
Columbia Sportswear Co.	32	2,779
Crocs, Inc. (b)	65	6,472
Deckers Outdoor Corp. (b)	7	975
G-III Apparel Group Ltd. (b)	36	974
Hanesbrands, Inc. (b)	319	1,924
Kontoor Brands, Inc.	17	1,106
Levi Strauss & Co. - Class A	1	18

The accompanying notes are an integral part of these financial statements.

41

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Textiles, Apparel & Luxury Goods — (continued)
Lululemon Athletica, Inc. (b)	32	$11,700
NIKE, Inc. - Class B	1,127	89,518
Oxford Industries, Inc.	46	2,853
PVH Corp.	27	2,021
Ralph Lauren Corp.	19	5,152
Skechers USA, Inc. - Class A (b)	22	1,342
Tapestry, Inc.	5	427
Under Armour, Inc. - Class A (b)	49	334
Under Armour, Inc. - Class C (b)	18	114
VF Corp.	575	14,335
Wolverine World Wide, Inc.	74	1,094
		144,874
Tobacco — 0.1%
Altria Group, Inc.	1,806	100,865
Philip Morris International, Inc.	1,299	201,709
Universal Corp.	18	965
		303,539
Trading Companies & Distributors — 0.1%
Air Lease Corp.	316	15,143
Applied Industrial Technologies, Inc.	17	4,260
BlueLinx Holdings, Inc. (b)	12	952
Boise Cascade Co.	92	9,537
Core & Main, Inc. - Class A (b)	65	3,316
DNOW, Inc. (b)	29	463
Fastenal Co.	881	66,718
Ferguson Enterprises, Inc.	99	17,572
GATX Corp.	121	20,213
GMS, Inc. (b)	111	8,837
H&E Equipment Services, Inc.	32	3,069
Herc Holdings, Inc.	12	1,722
McGrath RentCorp	1	122
MRC Global, Inc. (b)	36	438
MSC Industrial Direct Co., Inc. - Class A	281	22,581
Rush Enterprises, Inc. - Class A	37	2,158
Rush Enterprises, Inc. - Class B	9	512
SiteOne Landscape Supply, Inc. (b)	14	1,768
United Rentals, Inc.	22	14,131
Watsco, Inc.	20	10,087
WESCO International, Inc.	189	34,109
WW Grainger, Inc.	23	23,488
		261,196

The accompanying notes are an integral part of these financial statements.

42

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — (continued)
Water Utilities — 0.0%(c)
American States Water Co.	2	$153
American Water Works Co., Inc.	325	44,191
California Water Service Group	876	39,814
		84,158
Wireless Telecommunication Services — 0.0%(c)
America Movil SAB de CV - ADR	8,138	115,804
Telephone and Data Systems, Inc.	356	12,851
T-Mobile US, Inc.	93	25,081
United States Cellular Corp. (b)	29	1,902
		155,638
TOTAL COMMON STOCKS (Cost $32,004,131)		108,223,130

CLOSED-END FUNDS — 0.0%(c)
Ares Capital Corp.	1,910	44,656
Central Securities Corp.	469	22,001
Hercules Capital, Inc.	4,500	94,095
John Hancock Financial Opportunities Fund	104	3,707
Main Street Capital Corp.	265	16,112
Tortoise Energy Infrastructure Corp.	400	17,336
TOTAL CLOSED-END FUNDS (Cost $101,970)		197,907

SHORT-TERM INVESTMENTS — 0.0%(c)
Money Market Funds — 0.0%(c)
First American Government Obligations Fund - Class X, 4.29% (d)	12	12
TOTAL SHORT-TERM INVESTMENTS (Cost $12)		12

TOTAL INVESTMENTS — 100.0% (Cost $216,180,754)		439,804,316
Other Assets in Excess of Liabilities — 0.0% (c)		14,783
TOTAL NET ASSETS — 100.0%		$439,819,099

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

43

Longview Advantage ETF

PORTFOLIO OF INVESTMENTS (CONCLUDED)

February 28, 2025 (Unaudited)

(b)	Non-income producing security.

(c)	Represents less than 0.05% of net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

44

Longview Advantage ETF

Statement of Assets and Liabilities

February 28, 2025 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (cost $216,180,742)	$439,804,304
Short-term investments, at value (cost $12)	12
Receivables for:
Dividends and tax reclaims	17,029
Due from Adviser	2,395
Prepaid expenses and other assets	3,554
Total assets	439,827,294

LIABILITIES
Payables for:
Advisory fees	5,988
Other accrued expenses and liabilities	2,207
Total liabilities	8,195
Net assets	$439,819,099

NET ASSETS CONSIST OF:
Paid-in capital	439,841,525
Total distributable earnings/(losses)	(22,426)
Net assets	$439,819,099

Shares issued and outstanding (unlimited number of shares authorized without par value)	8,796,830
Net asset value, price per share	$50.00

The accompanying notes are an integral part of these financial statements.

45

Longview Advantage ETF

Statement of OPERATIONS

FOR THE PERIOD ENDED February 28, 2025(a) (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholdings taxes of $51)	$16,989
Total investment income	16,989

EXPENSES
Advisory fees	5,988
Other expenses	2,156
Total expenses before waivers and reimbursments	8,144
Less: Investment Advisory Fees (Waived)	(2,395)
Net expenses after waivers and reimbursments	5,749
Net investment income/(loss)	11,240

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net change in unrealized appreciation/(depreciation) on:
Investments	(33,666)
Net realized and unrealized gain	(33,666)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(22,426)

(a)	Inception date of the Fund was February 26, 2025.

The accompanying notes are an integral part of these financial statements.

46

Longview Advantage ETF

Statement of Changes in Net Assets

For the Period Ended February 28, 2025(a) (Unaudited)
OPERATIONS:
Net investment income/(loss)	$11,240
Net change in unrealized appreciation/(depreciation) on investments	(33,666)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(22,426)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	439,841,525
Net increase/(decrease) in net assets from capital share transactions	439,841,525
TOTAL INCREASE/(DECREASE) IN NET ASSETS	439,819,099

NET ASSETS:
Beginning of period	$—
End of period	$439,819,099

SHARES TRANSACTIONS:
Shares sold	8,796,830
Net increase/(decrease) in shares outstanding	8,796,830

(a)	Inception date of the Fund was February 26, 2025.

The accompanying notes are an integral part of these financial statements.

47

Longview Advantage ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	For the Period ENDED February 28, 2025 (unaudited)(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.00
Net investment income/(loss)(2)	—	(3)
Net realized and unrealized gain/(loss) from investments	—	(3)
Net increase/(decrease) in net assets resulting from operations	—	(3)
Net asset value, end of period	$50.00
Market value, end of period	$50.01
Total investment return/(loss) at net asset value(6)	(0.01	)(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$439,819
Ratio of expenses to average net assets	0.24	%(5)
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.34	%(5)
Ratio of net investment income/(loss) to average net assets	0.47	%(5)
Portfolio turnover rate	0	%(4)

(1)	Inception date of the Fund was February 26, 2025.

(2)	Net investment income per share has been calculated based on average shares outstanding during the period.

(3)	Amount represents less than $0.005 per share.

(4)	Not annualized.

(5)	Annualized.

(6)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

48

Longview Advantage ETF

Notes to Financial Statements

February 28, 2025 (Unaudited)

1. Organization And Significant Accounting Policies

The RBB Fund Trust, (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has eight separate investment portfolios, including the Longview Advantage ETF (the “Fund”), which commenced investment operations on February 26, 2025.

The investment objective of the Fund is to seek total return.

In connection with the Fund’s launch, a contribution of securities was made by certain investors (the “Initial Investors”) to the Fund. Each Initial Investor simultaneously and separately transferred solely a pool of diversified securities (“Contributed Assets”) to the Fund in exchange for Fund shares with a net asset value (“NAV”) equal to the market value of the Contributed Assets on the day of the contribution (the “Contribution”). Each of the Initial Investors’ basis in the shares received with respect to the Contribution is equal to each of the Initial Investors’ basis in the Contributed Assets.

On February 26, 2025 (“Contribution Date”), the Initial Investors completed a tax-free contribution under Section 351(a) of the Internal Revenue Code of 1986, as amended. The Initial Investors contributed a total market value of $439,841,525 on the Contribution Date, which was comprised of a cost basis of assets contributed of $216,180,742 and unrealized appreciation of $223,660,783. The Contribution resulted in the issuance of 8,796,830 Fund shares to the Initial Investors.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is February 28, 2025, and the period covered by these Notes to Financial Statements is the since inception period from February 26, 2025 through February 28, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Hill Investment Group Partners, LLC d/b/a Longview Research Partners, the Fund’s investment adviser (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as

49

Longview Advantage ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

Assets:	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Exchange-Traded Funds	$331,383,267	$—	$—	$331,383,267
Common Stocks	108,223,130	—	—	108,223,130
Closed-End Funds	197,907	—	—	197,907
Money Market Funds	12	—	—	12
Total Assets	$439,804,316	$—	$—	$439,804,316

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the current fiscal period. Transfers in and out between levels are based on values at the end of the current fiscal period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

50

Longview Advantage ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund, Inc. (“RBB”) a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

51

Longview Advantage ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

2. INVESTMENT POLICIES AND PRACTICES

The Fund’s investment objective and principal investment strategies are described in the Prospectus. The sections below describe some of the different types of investments that may be made by the Fund as part of its principal and non-principal investment strategies. The following information supplements, and should be read in conjunction with, the Prospectus.

With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

There can be no guarantee that the Fund will achieve its investment objective. The Fund may not necessarily invest in all of the instruments or use all of the investment techniques permitted by the Prospectus and this SAI, or invest in such instruments or engage in such techniques to the full extent permitted by the Fund’s investment policies and limitations.

Principal Investment Policies and Risks

Cyber Security Risk. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund, Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value. While the Fund and its service providers have established information technology and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate cyber security risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated. Furthermore, the Fund has limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser.

Derivatives Risk. The Fund may invest in derivative instruments that give exposure to equities, such as futures contracts, including futures contracts of U.S. indices. Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. With respect to reverse repurchase agreements or other similar financing transactions in particular, including certain tender option bonds, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse

52

Longview Advantage ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could limit or prevent the Fund from using certain instruments.

The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Certain Investment Techniques and Derivatives Risks. When the Adviser uses investment techniques such as futures contracts, an investment in the Fund may be more volatile than investments in other mutual funds or ETFs. Although the intention is to use such investment techniques and derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Fund. Derivatives are used to limit risk in the Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss in unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Futures Contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Fund may reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). The Fund may use futures contracts for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures are employed by the Fund, the Fund will limit such investments in commodity futures to below the de minimis thresholds adopted by the CFTC in its recent amendments to Rule 4.5 (see below for a description of these thresholds). For this reason, the Adviser is not required to register as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act at this time.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally, contracts are closed out prior to the expiration date of the contract.

53

Longview Advantage ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

Exchange-Traded Funds. The Fund may hold shares of other open-end investment companies whose shares are listed for trading on a national securities exchange. ETF shares typically trade like shares of common stock and provide investment results that generally correspond to the price and yield performance of the component stocks of a widely recognized index. There can be no assurance, however, that this can be accomplished, as it may not be possible for an ETF to replicate the composition and relative weightings of the securities of its corresponding index. Additionally, some ETFs are actively-managed by an investment adviser and/or sub-advisers and do not seek to provide investment results that correspond to an index.

ETFs are subject to risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. An actively-managed ETF may not perform as well as its investment adviser and/or sub-advisers expect, and/or the actively-managed ETF’s portfolio management practices might not work to achieve the desired result. Individual shares of an ETF are generally not redeemable at their NAV, but trade on an exchange during the day at prices that are normally close to, but not the same as, their NAV. There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their NAVs. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV. In addition, the purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s or ETF’s own expenses.

Investments in securities of ETFs beyond the limitations set forth in Section 12(d)(1)(A) of the 1940 Act are subject to certain terms and conditions described below. Section 12(d)(1)(A) states that a mutual fund may not acquire shares of other investment companies, such as ETFs, in excess of: 3% of the total outstanding voting stock of the investment company; 5% of its total assets invested in the investment company; or more than 10% of the fund’s total assets were to be invested in the aggregate in all investment companies. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s own expenses. Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”) allows funds to invest in other investment companies in excess of some of the limitations discussed above, subject to certain limitations and conditions. An acquiring fund relying on Rule 12d-4 must enter into a fund of funds investment agreement with the acquired fund. Rule 12d1-4 outlines the requirements for fund of funds agreements and specifies certain reporting responsibilities of the acquiring fund’s adviser. The Fund expects to rely on Rule 12d1-4 to the extent the Adviser deems such reliance necessary or appropriate.

Equity Securities. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

●

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

●

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

54

Longview Advantage ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

●

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

●

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

●

Small-Cap and Medium Cap Stocks. The Fund may invest in securities of companies with small- and mid-size capitalizations which tend to be riskier than securities of companies with large capitalizations. This is because small- and mid-cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of small- and mid-cap companies tend to be less certain than large cap companies, and the dividends paid on small- and mid-cap stocks are frequently negligible. Moreover, small- and mid-cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of small- and mid-cap companies tend to be more volatile than those of large-cap companies. The market for small-cap securities may be thinly traded and as a result, greater fluctuations in the price of small-cap securities may occur.

Investment Company Shares. The Fund may hold shares of other investment companies to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies,

55

Longview Advantage ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

including advisory fees, in addition to paying the Fund’s expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined. These limits will not apply to the investment of uninvested cash balances in shares of registered or unregistered money market funds whether affiliated or unaffiliated. The foregoing exemption, however, only applies to an unregistered money market fund that (i) limits its investments to those in which a money market fund may invest under Rule 2a-7 of the 1940 Act, and (ii) undertakes to comply with all the other provisions of Rule 2a-7.

The Fund may hold shares of other investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Investments by the Fund in other investment companies, including ETFs, will be subject to the limitations of the 1940 Act. Pursuant to Rule 12d1-4 and procedures approved by the Board, the Fund may invest in other investment companies beyond the limits contained in the 1940 Act, subject to certain conditions imposed by Rule 12d1-4 including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements and limits on most three-tier fund structures.

Certain investment companies whose securities are purchased by the Fund may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

Large Shareholder Purchase and Redemption Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. However, this risk may be limited to the extent that the Adviser and the Fund have entered into a fee waiver and/or expense reimbursement arrangement.

Securities Lending. The Fund may lend its portfolio securities to financial institutions. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreases below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers which the Adviser deems to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. The Fund may not make loans in excess of 331/3% of the value of its total assets. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated or, to the extent consistent with the 1940 Act or the rules and SEC interpretations thereunder, affiliated third party for acting as the Fund’s securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee

56

Longview Advantage ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund does not have the right to vote loaned securities. The Fund may attempt to call loaned securities back to permit the exercise of voting rights if time and jurisdictional restrictions permit. There is no guarantee that all loans can be recalled.

Special Note Regarding Market Events. Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.

Disease outbreaks that affect local economies or the global economy may materially and adversely impact the Fund and/or the Adviser’s business. For example, uncertainties regarding the COVID-19 outbreak have resulted in serious economic disruptions across the globe. Recent events are impacting the securities markets. Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and interest rates changes. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities.

In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. To the extent the Fund may overweight its investments in certain countries, companies, industries or market sectors, such position will increase the Fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors. These conditions could result in the Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, negatively impact the Fund’s performance, and cause losses on your investment in the Fund.

Additionally, U.S. and global markets recently have experienced increased volatility, including the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which they invest. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which they invest.

57

Longview Advantage ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

3. Investment Adviser and Other Services

Hill Investment Group Partners, LLC d/b/a Longview Research Partners serves as the investment adviser to the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2025 and may not be terminated without the approval of the Board. The Adviser may discontinue this arrangement at any time after December 31, 2025.

ADVISORY FEE	EXPENSE CAP
0.25%	0.24%

If at any time the Fund’s Total Annual Fund Operating Expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

EXPIRATION AUGUST 31, 2028
$2,395

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases and sales and maturities of investment securities (excluding in-kind transactions).

58

Longview Advantage ETF

Notes to Financial Statements (CONCLUDED)

February 28, 2025 (Unaudited)

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Fund were as follows:

PURCHASES	SALES
$439,841,525	$—

5. Federal Income Tax Information

The Fund is subject to examination by U.S. taxing authorities for the tax period since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

6. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NASDAQ, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

59

Longview Advantage ETF

Notice to shareholders

(Unaudited)

INFORMATION ON PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.longviewresearchpartners.com.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the approval of a new Investment Advisory Agreement (the “Investment Advisory Agreement”) by and between Hill Investment Group Partners, LLC d/b/a Longview Research Partners (“Hill”) and the Trust, on behalf of the new Longview Advantage ETF (the “Fund”) at a meeting held on September 11-12, 2024 (the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement for an initial period ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement, the Board considered information provided by Hill, with the assistance and advice of counsel to the Independent Trustees and the Trust.

In considering the approval of the Investment Advisory Agreement between the Trust and Hill with respect to the Fund, the Trustees took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Trustees reviewed these materials with management of Hill and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of Hill were present. The Trustees considered whether approval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Investment Advisory Agreement. Among other things, the Trustees considered (i) the nature, extent, and quality of services to be provided to the Fund by Hill; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Hill’s investment philosophies and processes; (iv) Hill’s assets under management and client descriptions; (v) Hill’s soft dollar commission and trade allocation policies, as applicable; (vi) Hill’s advisory fee arrangements with the Trust and other similarly managed clients, as applicable; (vii) Hill’s compliance procedures; (viii) Hill’s financial information and insurance coverage; (ix) Hill’s profitability analysis relating to its proposed provision of services to the Fund; and (x) the extent to which economies of scale are relevant to the Fund. The Trustees noted that the Fund had not yet commenced operations and, consequently, there was no performance information to review with respect to the Fund.

As part of their review, the Trustees considered the nature, extent and quality of the services to be provided by Hill. The Directors concluded that Hill had sufficient resources to provide services to the Fund.

60

Longview Advantage ETF

Notice to shareholders (CONCLUDED)

(Unaudited)

The Board also took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses. The Board noted that Hill would be responsible for compensating the Fund’s other service providers and paying other expenses of the Fund out of Hill’s own fees and resources.

After reviewing the information regarding Hill’s estimated costs, profitability and economies of scale, and after considering the services to be provided by Hill, the Trustees concluded that the investment advisory fees to be paid by the Fund to Hill were fair and reasonable and that the Investment Advisory Agreement should be approved for an initial period ending August 16, 2026.

61

INVESTMENT ADVISER

Hill Investment Group Partners, LLC
d/b/a Longview Research Partners
190 Carondelet Plaza, Suite 1475
Saint Louis, Missouri 63105

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53202-0701

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

UNDERWRITER

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

P/E GLOBAL ENHANCED INTERNATIONAL FUND

A Series of

THE RBB FUND TRUST

Institutional Class (TICKER: PEIEX)

Financial Statements

February 28, 2025

(Unaudited)

P/E GLOBAL ENHANCED INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

FEBRUARY 28, 2025 (UNAUDITED)

	PAR	Value

SHORT-TERM INVESTMENTS — 84.2%
U.S. Treasury Bills — 84.2%
4.21%, 03/04/2025 (a)	4,800,000	$4,799,431
4.23%, 03/11/2025 (a)	10,800,000	10,789,778
4.22%, 03/18/2025 (a)	3,000,000	2,994,666
4.22%, 03/20/2025 (a)	7,300,000	7,285,470
TOTAL SHORT-TERM INVESTMENTS (Cost $25,863,514)		25,869,345
TOTAL INVESTMENTS — 84.2% (Cost $25,863,514)		25,869,345

Other Assets in Excess of Liabilities — 15.8%		4,850,577
TOTAL NET ASSETS — 100.0%		$30,719,922

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

1

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Portfolio of Investments in Futures Contracts

FEBRUARY 28, 2025 (UNAUDITED)

Futures contracts outstanding as of February 28, 2025 were as follows:

Description	Contracts Purchased	EXPIRATION DATE	NOTIONAL	Value/ Unrealized Appreciation (Depreciation)

Canadian Dollar/US Dollar Cross Currency Rate	1	03/18/2025	$69,205	$(1,518)
Japanese Yen/US Dollar Cross Currency Rate	82	03/17/2025	6,819,838	17,023
Mexican Peso/US Dollar Cross Currency Rate	12	03/17/2025	290,880	556
MSCI EAFE Index	246	03/21/2025	29,884,080	1,161,910
South African Rand/US Dollar Cross Currency Rate	11	03/17/2025	293,700	(5,391)
US Dollar/Norwegian Krone Cross Currency Rate	3	03/17/2025	300,200	4,435
US Dollar/Swedish Krona Cross Currency Rate	9	03/17/2025	899,519	(10,288)
				$1,166,727

Description	Contracts Sold	EXPIRATION DATE	NOTIONAL	Value/ Unrealized Appreciation (Depreciation)

Australian Dollar /US Dollar Cross Currency Rate	(159)	03/17/2025	$9,855,615	$265,468
British Pound/US Dollar Cross Currency Rate	(62)	03/17/2025	4,871,650	14,494
Euro/US Dollar Cross Currency Rate	(267)	03/17/2025	34,626,563	512,949
New Zealand Dollar/US Dollar Cross Currency Rate	(7)	03/17/2025	391,265	11,839
Swiss Franc/US Dollar Cross Currency Rate	(21)	03/17/2025	2,910,206	94,621
				$899,371
Net Unrealized Appreciation (Depreciation)				$2,066,098

The accompanying notes are an integral part of these financial statements.

2

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Statement of Assets and Liabilities

FEBRUARY 28, 2025 (UNAUDITED)

ASSETS
Investments, at value (cost $25,863,514)	$25,869,345
Deposits with broker for future contracts	2,619,868
Unrealized appreciation on futures contracts	2,083,295
Foreign currency deposits with broker for future contracts (cost $112,287)	112,287
Capital shares sold	100,000
Total assets	$30,795,745

LIABILITIES
Unrealized depreciation on futures contracts	17,197
Payable for administration and accounting fees	4,845
Payables for:
Advisory fees	10,405
Other accrued expenses and liabilities	32,426
Total liabilities	75,823
Net assets	$30,719,922

NET ASSETS CONSIST OF:
Paid-in capital	$27,808,531
Total distributable earnings/(losses)	2,911,391
Net assets	$30,719,922

Shares issued and outstanding (unlimited number of shares authorized without par value)	2,638,362
Net asset value, price per share	$11.64

The accompanying notes are an integral part of these financial statements.

3

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Statement of Operations

FOR THE Period ENDED FEBRUARY 28, 2025 (UNAUDITED)

INVESTMENT INCOME
Interest	$518,594
Total investment income	518,594

EXPENSES
Advisory fees	126,760
Transfer agent fees	25,240
Administration and accounting fees	21,193
Legal fees	12,217
Audit and tax service fees	10,486
Officer fees	8,189
Printing and shareholder reporting fees	5,492
Registration and filing fees	1,720
Trustee fees	1,586
Custodian fees	842
Other expenses	4,148
Total expenses before waivers and reimbursments	217,873
Less: waivers and reimbursemets	(84,442)
Net expenses after waivers/reimbursements	133,431
Net investment income/(loss)	385,163

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Futures contracts	482,915
Foreign currency transactions	(3,455)
Net change in unrealized appreciation/(depreciation) on:
Investments	(104)
Futures contracts	2,459,361
Foreign Currency Translations	1,578
Net realized and unrealized gain/(loss) on investments	2,940,295
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,325,458

The accompanying notes are an integral part of these financial statements.

4

P/E GLOBAL ENHANCED INTERNATIONAL FUND

STATEMENTs of Changes in Net Assets

	FOR THE PERIOD ENDED FEBRUARY 28, 2025 (UNAUDITED)	For the Year Ended August 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$385,163	$749,910
Net realized gain/(loss) from investments	479,460	3,241,650
Net change in unrealized appreciation/(depreciation) on investments	2,460,835	(590,399)
Net increase/(decrease) in net assets resulting from operations	3,325,458	3,401,161

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(3,629,697)	(1,532,514)
Net decrease in net assets from dividends and distributions to shareholders	(3,629,697)	(1,532,514)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,133,170	686,340
Reinvestment of distributions	3,629,698	1,532,514
Shares redeemed	(379,527)	(199,574)
Net increase/(decrease) in net assets from capital share transactions	5,383,341	2,019,280
Total increase/(decrease) in net assets	5,079,102	3,887,927

NET ASSETS:
Beginning of period	$25,640,820	$21,752,893
End of period	$30,719,922	$25,640,820

SHARE TRANSACTIONS:
Shares sold	186,724	58,864
Shares reinvested	335,152	145,815
Shares redeemed	(33,424)	(16,960)
Net increase/(decrease) in shares outstanding	488,452	187,719

The accompanying notes are an integral part of these financial statements.

5

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Financial Highlights

Contained below is per share operating performance data for institutional class shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE PERIOD ENDED FEBRUARY 28, 2025 (UNAUDITED)		For the Year ended August 31, 2024	For the Period ended August 31, 2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$11.93		$11.09	$10.00
Net investment income/(loss)(2)	0.19		0.36	(0.06)
Net realized and unrealized gain/(loss) from investments	1.19		1.26	1.15
Net increase/(decrease) in net assets resulting from operations	1.38		1.62	1.09
Dividends and distributions to shareholders from:
Net investment income	(0.38)		(0.09)	—
Net realized capital gain	(1.29)		(0.69)	—
Total dividends and distributions to shareholders	(1.67)		(0.78)	—
Net asset value, end of period	$11.64		$11.93	$11.09
Total investment return/(loss)(3)	12.68	%(4)	15.54%	10.90	%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$30,720		$25,641	$21,753
Ratio of expenses to average net assets with waivers and/or reimbursements	1.00	%(5)	1.00%	1.00	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements	1.63	%(5)	2.03%	2.69	%(5)
Ratio of net investment income/(loss) to average net assets	2.89	%(5)	3.10%	(0.83	)%(5)
Portfolio turnover rate	0	%(4)	0%	0	%(4)

(1)	Inception date of the Institutional Class Shares of the Fund was December 29, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

6

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

1. Organization And Significant Accounting Policies

The RBB Fund Trust, (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has eight separate investment portfolios, including the P/E Global Enhanced International Fund (the “Fund”), which commenced investment operations on December 29, 2022. The Fund is authorized to offer three classes of shares, Institutional Class, Investor Class, and Class A Shares. Investor Class Shares and Class A Shares have not yet commenced operations as of February 28, 2025.

The investment objective of the Fund is to seek total return.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is February 28, 2025, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated P/E Global LLC, the Fund’s investment adviser (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

7

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

Assets:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Short-Term Investments	$—	$25,869,345	$—	$25,869,345
Foreign Currency Contracts
Futures Contracts	921,385	—	—	921,385
Equity Contracts
Futures Contracts	1,161,910	—	—	1,161,910
Total Assets	$2,083,295	$25,869,345	$—	$27,952,640

Liabilities:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Foreign Currency Contracts
Futures Contracts	$(17,197)	$—	$—	$(17,197)
Total Liabilities	$(17,197)	$—	$—	$(17,197)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the current fiscal period. Transfers in and out between levels are based on values at the end of the current fiscal period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the current fiscal period include futures contracts.

8

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

During the current fiscal period, the Fund used long and short contracts on U.S. equity market indices and foreign currencies, to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following tables list the fair values and location on the Statement of Assets and Liabilities of the Fund’s derivative holdings as of the end of the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	EQUITY CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts (a)	Unrealized appreciation on futures contracts	$1,161,910	$921,385	$2,083,295
Total Value - Assets		$1,161,910	$921,385	$2,083,295
Liability Derivatives
Futures Contracts (a)	Unrealized depreciation on futures contracts	$—	$(17,197)	$(17,197)
Total Value - Liabilities		$—	$—	$(17,197)

(a)	This amount represents the cumulative appreciation/(depreciation) of futures contracts as reported in the Portfolio of Investments in Futures Contracts.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	EQUITY CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
Realized Gain (Loss)
Futures Contracts	Net realized gain/(loss) from futures contracts	$(341,175)	$824,090	$482,915
Total Realized Gain/(Loss)		$(341,175)	$824,090	$482,915

9

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	COMMODITY CONTRACTS	EQUITY CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$921,385	$(210,233)	$1,748,209	$2,459,361
Total Change in Unrealized Appreciation/(Depreciation)		$921,385	$(210,233)	$1,748,209	$2,459,361

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT
$31,663,397	$(54,310,789)

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund, Inc. (“RBB”) a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

10

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

SEC RULE 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

11

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

U.S. GOVERNMENT SECURITIES — The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, Ginnie Mae, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

12

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

P/E Global LLC serves as the investment adviser to the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2025 and may not be terminated without the approval of the Board. The Adviser may discontinue this arrangement at any time after December 31, 2025.

ADVISORY FEE	EXPENSE CAP Institutional Class
0.95%	1.00%

If at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

13

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 28, 2025 (UNAUDITED)

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

EXPIRATION AUGUST 31, 2026	EXPIRATION AUGUST 31, 2027	EXPIRATION AUGUST 31, 2028	TOTAL
$183,432	$248,469	$84,442	$516,343

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Trustee And Officer Compensation

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Assistant Treasurer, Assistant Secretary, Secretary and Director of Marketing & Business Development of the Trust. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Trust. They are not compensated by the Fund or the Trust. For Trustee and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

14

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (Concluded)

FEBRUARY 28, 2025 (UNAUDITED)

As of August 31, 2024, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund was as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$20,301,721	$6,255	$—	$6,255

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2024, there were no permanent differences between distributable earnings/(loss) and paid in capital.

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	OTHER TEMPORARY DIFFERENCES	Unrealized Appreciation/ (Depreciation)
$1,626,776	$1,582,600	$—	$6,255

The tax character of dividends and distributions paid during the current fiscal year ended August 31, 2024 was as follows:

	Ordinary Income	Long-Term Gains	Total
2024	$666,994	$865,520	$1,532,514

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2024, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2024. As of August 31, 2024, the Fund had no tax basis qualified late-year loss deferral or Post-October capital loss.

Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

15

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notice to Shareholders

(Unaudited)

INFORMATION ON PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (855) 610-4766; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

16

INVESTMENT ADVISER

P/E Global LLC
75 State Street, 31st Floor
Boston, MA 02109

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53202-0701

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

UNDERWRITER

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

FINANCIAL STATEMENTS

February 28, 2025

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

Each a series of The RBB Fund Trust

PENN CAPITAL FUNDS

Penn Capital Short Duration High Income Fund

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS — 97.4%
Advertising & Marketing — 1.3%
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	$205,000	$198,599

Aerospace & Defense — 2.0%
TransDigm, Inc., 5.50%, 11/15/2027	155,000	153,487
Triumph Group, Inc., 9.00%, 03/15/2028 (a)	149,000	157,246
		310,733
Airlines — 4.0%
American Airlines, Inc., 7.25%, 02/15/2028 (a)	405,000	414,124
VistaJet Malta Finance PLC, 7.88%, 05/01/2027 (a)	210,000	207,740
		621,864
Apparel & Textile Products — 1.0%
Crocs, Inc., 4.25%, 03/15/2029 (a)	170,000	159,356

Auto Parts Manufacturing — 0.8%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	130,000	129,081

Banks — 1.3%
Popular, Inc., 7.25%, 03/13/2028	185,000	192,069

Cable & Satellite — 4.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/2028 (a)	460,000	448,679
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	290,000	285,439
		734,118
Chemicals — 1.9%
NOVA Chemicals Corp., 5.00%, 05/01/2025 (a)	95,000	94,703
Olin Corp., 5.13%, 09/15/2027	205,000	204,726
		299,429
Commercial Finance — 1.8%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028 (a)	200,000	197,296
TrueNoord Capital DAC, 8.75%, 03/01/2030 (a)	75,000	76,721
		274,017
Consumer Finance — 7.6%
Bread Financial Holdings, Inc., 9.75%, 03/15/2029 (a)	175,000	188,206
Navient Corp., 6.75%, 06/25/2025	350,000	351,140
OneMain Finance Corp.
7.13%, 03/15/2026	290,000	295,750
6.63%, 01/15/2028	335,000	341,038
		1,176,134
Consumer Products — 1.1%
Energizer Holdings, Inc., 6.50%, 12/31/2027 (a)	165,000	167,082

Containers & Packaging — 4.6%
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	170,000	159,582
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	293,000	302,946
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (a)	240,000	239,766
		702,294
Department Stores — 0.8%
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029 (a)	120,000	117,327

Entertainment Content — 2.1%
AMC Networks, Inc., 10.25%, 01/15/2029 (a)	190,000	201,400
TEGNA, Inc., 4.63%, 03/15/2028	135,000	128,990
		330,390
Exploration & Production — 6.7%
California Resources Corp., 8.25%, 06/15/2029 (a)	175,000	180,016
Civitas Resources, Inc.
5.00%, 10/15/2026 (a)	40,000	39,692
8.38%, 07/01/2028 (a)	120,000	124,884
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)	85,000	86,744
Hilcorp Energy I LP, 6.25%, 11/01/2028 (a)	185,000	184,742
Northern Oil & Gas, Inc., 8.13%, 03/01/2028 (a)	200,000	202,958
Permian Resources Operating LLC, 8.00%, 04/15/2027 (a)	125,000	128,098
SM Energy Co., 6.75%, 09/15/2026	80,000	80,034
		1,027,168

The Accompanying Footnotes are an Integral Part of these Financial Statements

1

PENN CAPITAL FUNDS

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

	Par	Value
Financial Services — 3.3%
Acadian Asset Management, Inc., 4.80%, 07/27/2026	$305,000	$300,612
PRA Group, Inc., 8.38%, 02/01/2028 (a)	195,000	201,947
		502,559
Forest & Paper Products Manufacturing — 1.8%
Magnera Corp., 4.75%, 11/15/2029 (a)	195,000	177,326
Mercer International, Inc., 12.88%, 10/01/2028 (a)	90,000	98,261
		275,587
Hardware — 1.1%
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	155,000	169,206

Health Care Facilities & Services — 4.9%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (a)	265,000	255,118
AdaptHealth LLC, 6.13%, 08/01/2028 (a)	208,000	206,951
Owens & Minor, Inc., 4.50%, 03/31/2029 (a)	195,000	171,139
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030 (a)	70,000	67,763
Tenet Healthcare Corp., 6.13%, 10/01/2028	60,000	59,963
		760,934
Homebuilders — 2.2%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.63%, 01/15/2028 (a)	265,000	265,567
Beazer Homes USA, Inc., 7.25%, 10/15/2029	75,000	76,117
		341,684
Industrial Other — 1.8%
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	80,000	83,520
Pike Corp., 5.50%, 09/01/2028 (a)	205,000	200,572
		284,092
Internet Media — 1.9%
Match Group Holdings II LLC, 5.00%, 12/15/2027 (a)	295,000	290,226

Machinery Manufacturing — 1.1%
Titan International, Inc., 7.00%, 04/30/2028	175,000	173,485
Manufactured Goods — 1.6%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	250,000	247,313

Medical Equipment & Devices Manufacturing — 0.9%
Embecta Corp., 5.00%, 02/15/2030 (a)	70,000	64,528
Varex Imaging Corp., 7.88%, 10/15/2027 (a)	75,000	76,964
		141,492
Metals & Mining — 0.7%
Carpenter Technology Corp., 6.38%, 07/15/2028	110,000	110,358

Oil & Gas Services & Equipment — 4.6%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	120,000	128,424
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026 (a)	80,000	79,969
TechnipFMC PLC, 6.50%, 02/01/2026 (a)	102,000	101,796
Transocean Aquila Ltd., 8.00%, 09/30/2028 (a)	118,000	120,769
Transocean, Inc., 8.25%, 05/15/2029 (a)	85,000	83,831
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	190,000	191,012
		705,801
Pipeline — 4.3%
EQM Midstream Partners LP, 6.38%, 04/01/2029 (a)	110,000	112,820
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)	335,000	342,103
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	200,000	208,336
		663,259
Power Generation — 2.1%
Calpine Corp., 5.13%, 03/15/2028 (a)	190,000	187,172
Vistra Operations Co. LLC, 5.50%, 09/01/2026 (a)	134,000	133,968
		321,140
Publishing & Broadcasting — 3.4%
Belo Corp., 7.75%, 06/01/2027	50,000	52,170
Gray Media, Inc., 10.50%, 07/15/2029 (a)	170,000	175,319
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	300,000	296,758
		524,247

The Accompanying Footnotes are an Integral Part of these Financial Statements

2

PENN CAPITAL FUNDS

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

	Par	Value
Real Estate — 1.9%
Newmark Group, Inc., 7.50%, 01/12/2029	$175,000	$185,748
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	105,000	108,811
		294,559
Restaurants — 2.0%
Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 04/15/2029 (a)	215,000	197,928
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029 (a)	100,000	106,771
		304,699
Retail - Consumer Discretionary — 2.0%
Foot Locker, Inc., 4.00%, 10/01/2029 (a)	150,000	128,766
Wayfair LLC, 7.25%, 10/31/2029 (a)	170,000	172,655
		301,421
Retail - Consumer Staples — 1.8%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	200,000	207,991
Performance Food Group, Inc., 5.50%, 10/15/2027 (a)	75,000	74,664
		282,655
Software & Services — 0.8%
Gen Digital, Inc., 6.75%, 09/30/2027 (a)	120,000	122,183

Supermarkets & Pharmacies — 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.88%, 02/15/2028 (a)	85,000	84,986

Travel & Lodging — 6.9%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029 (a)	175,000	166,921
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (a)	200,000	208,838
NCL Corp. Ltd., 8.13%, 01/15/2029 (a)	210,000	222,765
Royal Caribbean Cruises Ltd., 5.38%, 07/15/2027 (a)	125,000	125,220
Travel + Leisure Co.
6.60%, 10/01/2025 (b)	200,000	200,502
6.63%, 07/31/2026 (a)	145,000	146,987
		1,071,233
Wireline Telecommunications Services — 3.9%
Cogent Communications Group LLC, 7.00%, 06/15/2027 (a)	310,000	312,552
Frontier Communications Holdings LLC, 5.88%, 10/15/2027 (a)	295,000	294,883
		607,435
TOTAL CORPORATE BONDS (Cost $14,743,388)		15,020,215

TOTAL INVESTMENTS — 97.4% (Cost $14,743,388)		15,020,215
Other Assets in Excess of Liabilities — 2.6%		406,099
TOTAL NET ASSETS — 100.0%		$15,426,314

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $11,243,674 or 72.9% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of February 28, 2025.

The Accompanying Footnotes are an Integral Part of these Financial Statements

3

PENN CAPITAL FUNDS

Penn Capital Special Situations Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.3%
Air Freight & Logistics — 1.7%
Forward Air Corp. (a)	24,109	$541,729
GXO Logistics, Inc. (a)	10,630	419,035
		960,764
Banks — 9.7%
Ameris Bancorp	17,451	1,126,986
Banc of California, Inc.	49,653	738,340
Dime Community Bancshares, Inc.	25,515	790,965
FB Financial Corp.	15,477	781,898
Pinnacle Financial Partners, Inc.	3,566	407,451
Popular, Inc.	7,299	733,039
Texas Capital Bancshares, Inc. (a)	11,452	906,540
		5,485,219
Biotechnology — 2.9%
Mirum Pharmaceuticals, Inc. (a)	19,856	944,550
TG Therapeutics, Inc. (a)	23,180	697,486
		1,642,036
Capital Markets — 6.1%
Affiliated Managers Group, Inc.	2,610	445,918
BGC Group, Inc. - Class A	119,825	1,186,267
GCM Grosvenor, Inc. - Class A	22,796	321,880
Lazard, Inc.	16,577	831,337
Perella Weinberg Partners	30,284	699,863
		3,485,265
Chemicals — 1.0%
Aspen Aerogels, Inc. (a)	36,686	279,181
Orion SA	19,239	268,961
		548,142
Commercial Services & Supplies — 2.3%
BrightView Holdings, Inc. (a)	41,808	561,063
Pursuit Attractions and Hospitality, Inc. (a)	19,300	766,210
		1,327,273
Communications Equipment — 4.0%
Calix, Inc. (a)	18,399	681,131
Extreme Networks, Inc. (a)	51,367	793,620
Lumentum Holdings, Inc. (a)	11,231	789,876
		2,264,627
Construction & Engineering — 1.7%
Dycom Industries, Inc. (a)	5,863	960,711

Construction Materials — 1.6%
Knife River Corp. (a)	9,336	893,268
Consumer Finance — 1.1%
OneMain Holdings, Inc.	12,096	650,039

Consumer Staples Distribution & Retail — 2.4%
Chefs’ Warehouse, Inc. (a)	12,935	809,472
Guardian Pharmacy Services, Inc. - Class A (a)	28,388	567,760
		1,377,232
Electronic Equipment, Instruments & Components — 1.0%
Ouster, Inc. (a)	71,009	585,824

Energy Equipment & Services — 4.4%
Liberty Energy, Inc.	27,791	479,951
National Energy Services Reunited Corp. (a)	35,700	292,740
Select Water Solutions, Inc.	44,141	535,430
Transocean Ltd. (a)	165,695	488,800
Weatherford International PLC	11,178	692,030
		2,488,951
Ground Transportation — 1.9%
ArcBest Corp.	5,123	403,539
RXO, Inc. (a)	33,841	692,725
		1,096,264
Health Care Equipment & Supplies — 3.4%
Alphatec Holdings, Inc. (a)	96,454	1,208,569
Lantheus Holdings, Inc. (a)	7,820	733,672
		1,942,241
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc. (a)	11,484	344,290
Community Health Systems, Inc. (a)	143,888	433,103
RadNet, Inc. (a)	12,631	700,642
		1,478,035
Health Care Technology — 1.9%
Waystar Holding Corp. (a)	24,897	1,082,273

Hotel & Resort REITs — 1.2%
Ryman Hospitality Properties, Inc.	7,102	702,317

Hotels, Restaurants & Leisure — 12.7%
Boyd Gaming Corp.	8,976	684,510
First Watch Restaurant Group, Inc. (a)	51,290	1,093,503
Golden Entertainment, Inc.	36,710	1,141,314
Life Time Group Holdings, Inc. (a)	25,510	777,035

The Accompanying Footnotes are an Integral Part of these Financial Statements

4

PENN CAPITAL FUNDS

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

	Shares	Value
Lindblad Expeditions Holdings, Inc. (a)	53,627	$599,014
Norwegian Cruise Line Holdings Ltd. (a)	17,603	399,940
Penn Entertainment, Inc. (a)	41,148	885,093
Sportradar Group AG - Class A (a)	38,149	824,400
United Parks & Resorts, Inc. (a)	15,583	786,941
		7,191,750
IT Services — 1.7%
Kyndryl Holdings, Inc. (a)	25,483	970,393

Machinery — 3.3%
Chart Industries, Inc. (a)	5,923	1,128,628
Hillman Solutions Corp. (a)	76,870	750,251
		1,878,879
Media — 5.4%
Clear Channel Outdoor Holdings, Inc. (a)	308,711	385,889
EW Scripps Co. - Class A (a)	77,834	126,091
Gray Media, Inc.	102,133	384,020
Magnite, Inc. (a)	44,750	705,707
Nexstar Media Group, Inc.	4,438	750,688
Stagwell, Inc. (a)	109,788	712,524
		3,064,919
Metals & Mining — 3.5%
Carpenter Technology Corp.	4,841	1,002,426
Century Aluminum Co. (a)	30,423	576,516
Commercial Metals Co.	8,126	393,623
		1,972,565
Office REITs — 1.0%
Brandywine Realty Trust	118,259	597,208

Oil, Gas & Consumable Fuels — 5.2%
California Resources Corp.	12,270	547,487
Diversified Energy Co. PLC	20,775	276,515
Gulfport Energy Corp. (a)	5,677	963,955
Mach Natural Resources LP	33,374	495,604
Northern Oil & Gas, Inc.	20,461	644,522
		2,928,083
Personal Care Products — 1.2%
Oddity Tech Ltd. - Class A (a)	14,029	668,061

Pharmaceuticals — 1.4%
Ligand Pharmaceuticals, Inc. (a)	6,387	780,683
Professional Services — 1.1%
Amentum Holdings, Inc. (a)	31,967	627,832

Real Estate Management & Development — 2.0%
Newmark Group, Inc. - Class A	76,192	1,117,737

Semiconductors & Semiconductor Equipment — 1.9%
Camtek Ltd./Israel	5,640	420,293
Rambus, Inc. (a)	11,912	665,761
		1,086,054
Software — 2.9%
Agilysys, Inc. (a)	5,525	447,470
Blackbaud, Inc. (a)	8,181	540,764
Pegasystems, Inc.	8,111	636,794
		1,625,028
Specialized REITs — 1.5%
EPR Properties	16,066	852,623

Specialty Retail — 1.2%
Academy Sports & Outdoors, Inc.	13,411	665,051

Trading Companies & Distributors — 1.4%
DNOW, Inc. (a)	50,570	808,110

TOTAL COMMON STOCKS (Cost $52,225,716)		55,805,457

TOTAL INVESTMENTS — 98.3% (Cost $52,225,716)		55,805,457
Other Assets in Excess of Liabilities — 1.7%		992,585
TOTAL NET ASSETS — 100.0%		$56,798,042

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

The Accompanying Footnotes are an Integral Part of these Financial Statements

5

PENN CAPITAL FUNDS

Statements of Assets and Liabilities

February 28, 2025 (Unaudited)

Assets	Penn Capital Short Duration High Income Fund	Penn Capital Special Situations Small Cap Equity Fund
Investments, at fair value (1)
Unaffiliated issuers	$15,020,215	$55,805,457
Cash and cash equivalents	214,249	996,991
Receivables:
Advisor reimbursement due	7,881	—
Dividends and interest	271,806	35,189
Investments sold	—	135,198
Capital shares sold	—	7,638
Other assets	9,133	44,901
Total assets	15,523,284	57,025,374

Liabilities
Payables:
Investments purchased	—	132,865
Fund shares redeemed	66,860	9,174
Dividends	451	—
Investment advisory fees	—	37,825
Accrued expenses:
Professional fees	14,085	25,116
Administration fees	8,688	13,975
Other accrued expenses	6,886	8,377
Total liabilities	96,970	227,332
Net assets	$15,426,314	$56,798,042

Composition of Net Assets
Paid-in capital	17,819,589	50,776,801
Total distributable earnings/accumulated loss	(2,393,275)	6,021,241
Net assets	$15,426,314	$56,798,042

Institutional Class
Net assets applicable to outstanding shares	15,426,314	56,798,042
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,609,663	3,621,511
Net asset value per share outstanding	9.58	15.68

(1)	Investment in securities at cost
Unaffiliated issuers	$14,743,388	$52,225,716

The Accompanying Footnotes are an Integral Part of these Financial Statements

6

PENN CAPITAL FUNDS

Statements of Operations

For the Six Months Ended February 28, 2025 (Unaudited)

Investment Income/(Loss)	Penn Capital Short Duration High Income Fund	Penn Capital Special Situations Small Cap Equity Fund
Income
Dividends (net of foreign withholding taxes)	$—	$257,084
Interest and fees	543,321	12,018
Total income	543,321	269,102

Expenses
Advisory fees	34,992	253,927
Administration and accounting fees	22,872	51,084
Professional expense	19,397	45,541
Registration and filing fees	9,947	12,131
Service fees	6,314	26,428
Transfer agent fees	4,075	20,167
Officer fees	2,338	24,114
Director fees	1,989	6,762
Custodian fees	529	4,141
Printing and shareholder reporting fees	398	10,802
Interest expenses	250	—
Other expenses	3,058	10,125
Total expenses before waivers and reimbursements	106,159	465,222
Less: waivers and reimbursement	(63,921)	(110,269)
Less: advisory fees forfeited	—	(63,605)
Net expenses	42,238	291,348
Net investment income/(loss)	501,083	(22,246)

Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) on investments
Unaffiliated issuers	49,068	3,846,345
Net change in unrealized appreciation/(depreciation)
Unaffiliated issuers	(34,454)	(1,729,978)
Net realized and unrealized gain/(loss) on investments	14,614	2,116,367
Net increase/(decrease) in net assets resulting from operations	$515,697	$2,094,121
Net of foreign taxes withheld	$—	$(1,772)

The Accompanying Footnotes are an Integral Part of these Financial Statements

7

PENN CAPITAL FUNDS

Statements of Changes in Net Assets

	Penn Capital Short Duration High Income Fund		Penn Capital Special Situations Small Cap Equity Fund
Increase/(Decrease) in Net Assets	Six Months Ended February 28, 2025 (Unaudited)	Fiscal Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Fiscal Year Ended August 31, 2024
Operations
Net investment income/(loss)	$501,083	$1,342,084	$(22,246)	$(49,669)
Net realized gain/(loss) on investments:
Unaffiliated issuers	49,068	(115,985)	3,846,345	(223,624)
Net change in unrealized appreciation/(depreciation)	(34,454)	788,368	(1,729,978)	4,539,777
Net increase/(decrease) in net assets resulting from operations	515,697	2,014,467	2,094,121	4,266,484

Dividends and distributions to shareholders
Net dividends and distributions from net investment income and realized gain - Institutional Class	(493,083)	(1,340,495)	(834,417)	(216,977)
Total dividends and distributions to shareholders	(493,083)	(1,340,495)	(834,417)	(216,977)

Capital share transactions
Net proceeds from sale of shares	1,125,352	503,694	9,701,056	18,132,616
Dividends and distributions reinvested	490,134	1,318,341	832,652	212,722
Cost of shares redeemed	(2,811,896)	(17,284,935)	(4,464,248)	(14,183,672)
Net increase/(decrease) in net assets resulting from capital share transactions	(1,196,410)	(15,462,900)	6,069,460	4,161,666

Net increase/(decrease) in net assets	(1,173,796)	(14,788,928)	7,329,164	8,211,173

Net Assets
Beginning of period	16,600,110	31,389,038	49,468,878	41,257,705
End of period	$15,426,314	$16,600,110	$56,798,042	$49,468,878

The Accompanying Footnotes are an Integral Part of these Financial Statements

8

Penn Capital Short Duration High Income Fund

Financial Highlights

Institutional Class	For the Six Months Ended February 28. 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Period Ended August 31, 2021(d)		For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Per Common Share Data(a)
Net asset value, beginning of period	$9.57		$9.32	$9.15	$9.73	$9.74		$9.33	$9.93
Income from investment operations
Net investment income (loss)	0.31		0.56	0.41	0.29	0.05		0.36	0.37
Net realized and unrealized gains (losses)	—		0.27	0.17	(0.58)	(0.01)		0.41	(0.59)
Total from investment operations	0.31		0.83	0.58	(0.29)	0.04		0.77	(0.22)
Distributions to shareholders
Dividends from net investment in-come	(0.30)		(0.58)	(0.41)	(0.29)	(0.05)		(0.36)	(0.38)
Distributions from capital gains	—		—	—	—	—		—	—
Total distributions	(0.30)		(0.58)	(0.41)	(0.29)	(0.05)		(0.36)	(0.38)
Net asset value, end of period	$9.58		$9.57	$9.32	$9.15	$9.73		$9.74	$9.33
Total return	3.31	%(e)	9.18%	6.50%	(3.05)%	0.41	%(e)	11.96%	(2.33)%
Supplemental data and ratios
Net assets, end of period (in 000’s)	$15,426		$16,600	$31,389	$33,905	$43,871		$40,180	$44,462
Ratio of expenses to average net assets, including waivers and reimbursement(b)	0.54	%(f)	0.55%	0.54%	0.54%	0.54	%(f)	0.54%	0.54%
Ratio of expenses to average net assets, excluding waivers and reimbursement(b)	1.37	%(f)	1.29%	1.22%	0.88%	0.99	%(f)	1.16%	1.15%
Ratio of net investment income (loss) to average net assets, including waivers and reimbursement(b)	6.44	%(f)	5.90%	4.44%	3.02%	2.97	%(f)	3.77%	3.87%
Ratio of net investment income (loss) to average net assets, excluding waivers and reimbursement(b)	5.62	%(f)	5.15%	3.72%	2.68%	2.52	%(f)	3.15%	3.26%
Portfolio turnover rate(c)	29	%(e)	42%	67%	54%	11	%(e)	104%	113%

(a)	Information presented related to a share outstanding for the entire period.
(b)	Annualized for periods less than one full year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	The Funds changed their fiscal year end to August 31.
(e)	Not Annualized.
(f)	Annualized.

The Accompanying Footnotes are an Integral Part of these Financial Statements

9

Penn Capital Special Situations Small Cap Equity Fund

Financial Highlights

Institutional Class	For the Six Months Ended February 28. 2025 (Unaudited)		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Period Ended August 31, 2021(d)		For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Per Common Share Data(a)
Net asset value, beginning of period	$15.21		$14.00	$13.64	$19.62	$19.79		$9.33	$10.67
Income from investment operations
Net investment income (loss)	(0.01)		(0.02)	0.02	(0.05)	(0.01)		(0.01)	(0.03)
Net realized and unrealized gains (losses)	0.73		1.30	0.57	(2.12)	(0.16)		10.47	(1.31)
Total from investment operations	0.72		1.28	0.59	(2.17)	(0.17)		10.46	(1.34)
Distributions to shareholders
Dividends from net investment in-come	(0.25)		(0.04)	—	—	—		—	—
Distributions from capital gains	—		(0.03)	(0.23)	(3.81)	—		—	—
Total distributions	(0.25)		(0.07)	(0.23)	(3.81)	—		—	—
Net asset value, end of period	$15.68		$15.21	$14.00	$13.64	$19.62		$19.79	$9.33
Total return	4.71	%(e)	9.16%	4.40%	(14.39)%	(0.86	)%(e)	112.11%	(12.56)%
Supplemental data and ratios
Net assets, end of period (in 000’s)	$56,798		$49,469	$41,258	$16,616	$16,894		$16,923	$7,245
Ratio of expenses to average net assets, including waivers and reimbursement(b)	1.09	%(f)(g)	1.09%	1.09%	1.09%	1.09	%(f)	1.09%	1.09%
Ratio of expenses to average net assets, excluding waivers and reimbursement(b)	1.74	%(f)	1.59%	1.73%	1.58%	1.71	%(f)	2.97%	3.09%
Ratio of net investment income (loss) to average net assets, including waivers and reimbursement(b)	(0.08	)%(f)	(0.11)%	0.13%	(0.34)%	(0.46	)%(f)	(0.02)%	(0.42)%
Ratio of net investment income (loss) to average net assets, excluding waivers and reimbursement(b)	(0.73	)%(f)	(0.61)%	(0.55)%	(0.83)%	(1.08	)%(f)	(1.90)%	(2.42)%
Portfolio turnover rate(c)	46	%(e)	86%	69%	87%	11	%(e)	132%	115%

(a)	Information presented related to a share outstanding for the entire period.
(b)	Annualized for periods less than one full year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	The Funds changed their fiscal year end to August 31.
(e)	Not Annualized.
(f)	Annualized.
(g)

Penn Capital did not receive any fees for its management of the Fund between November 30, 2024 until shareholders of the Fund approved the New Advisory Agreement on January 14, 2025. This ratio does not include forfeiture of fees. See Note 3.

The Accompanying Footnotes are an Integral Part of these Financial Statements

10

PENN CAPITAL FUNDS

Notes to the Financial Statements

February 28, 2025 (unaudited)

1. Organization

The RBB Fund Trust (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. Currently, the Trust has seven active investment portfolios. This report covers two series including: the Penn Capital Short Duration High Income Fund, and the Penn Capital Special Situations Small Cap Equity Fund (collectively referred to as the “Funds” and each individually referred to as a “Fund”). The Funds follow the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies”.

The Penn Capital Short Duration High Income Fund’s investment objective is to seek to provide a high level of current income. The Penn Capital Short Duration High Income Fund commenced operations on July 17, 2017.

The Penn Capital Special Situations Small Cap Equity Fund’s investment objective is to seek to provide capital appreciation. The Penn Capital Special Situations Small Cap Equity Fund commenced operations on December 17, 2015.

Each Fund’s investment objective is non-fundamental, and may be changed by the Trust’s Board of Trustees (the “Board” or “Trustees”) without shareholder approval. Unless otherwise noted, all of the other investment policies and strategies described in the Prospectus or hereafter are nonfundamental. The Penn Capital Management Company, LLC (the “Advisor” or “Penn Capital”) serves as the investment advisor to the Funds.

The Trust offers Institutional Class shares for the Penn Capital Special Situations Small Cap Equity Fund and the Penn Capital Short Duration High Income Fund. Institutional Class shares do not have a front-end or back-end sales charge.

The end of the reporting period for the Funds is February 28, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended February 28, 2025 (the “current fiscal period”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.    Investment Valuation

The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to the Advisor, as valuation designee (the “Valuation Designee”).

A Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

11

PENN CAPITAL FUNDS

Notes to the Financial Statements

February 28, 2025 (Unaudited)

Because a Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Valuation Designee may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Designee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to the Valuation Designee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Prices are determined using quoted prices in active markets for identical securities.

Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

12

PENN CAPITAL FUNDS

Notes to the Financial Statements

February 28, 2025 (Unaudited)

The following table summarizes the inputs used as of the end of the current fiscal period, in valuing each Fund’s investments:

Description
Penn Capital Short Duration High Income Fund	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$15,020,215	$—	$15,020,215
Total Investments	$—	$15,020,215	$—	$15,020,215

Penn Capital Special Situations Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$55,805,457	$—	$—	$55,805,457
Total Investments	$55,805,457	$—	$—	$55,805,457

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds had no Level 3 transfers.

B. Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. Dividend income is recognized on ex-dividend date.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

C. Expenses

Certain expenses are shared with The RBB Fund, Inc. (“RBB”), an affiliated fund. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the funds (such as trustee or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair or equitable.

D. Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

E. Dividends and Distributions

Dividends and distributions to Shareholders are recorded on the ex-date. The Penn Capital Short Duration High Income Fund declares and distributes its net investment income, if any, monthly and makes distributions of its net realized capital gains, if any, at least annually, usually in December. The Penn Capital Special Situations Small Cap Equity Fund declares and distributes its net investment income, if any, annually and makes distributions of net realized capital gains, if any, at least annually, usually in December.

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that income or realized gains (losses) were recorded by each Fund.

13

PENN CAPITAL FUNDS

Notes to the Financial Statements

February 28, 2025 (Unaudited)

F. Federal Income Taxes

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period and have no provision for taxes in the financial statements. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable) and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

G. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and each Fund. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred, and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and considers the risk of loss to be remote.

3. Agreements and Related Party Transactions

Investment Advisory Agreement

Penn Capital serves as the investment adviser to each Fund. Each Fund pays the Advisor a fee, payable at the end of each month, at an annual rate, set forth in the table below, of the respective Fund’s average daily net assets.

Penn Capital Short Duration High Income Fund	0.45%
Penn Capital Special Situations Small Cap Equity Fund	0.95%

On July 3, 2024, a newly formed entity formed by two members of Penn Capital’s senior management purchased all of the rights and interests of Spouting Rock Asset Management’s lender and foreclosed upon the Penn Capital equity owned by Spouting Rock Asset Management. In addition, the newly formed entity purchased the equity ownership of 525 Holdings LLC, Penn Capital’s controlling member. The newly formed entity then subsequently sold a majority and controlling interest in Penn Capital to SGAM Advisors LLC, a subsidiary of Seaport Global Holdings LLC (“Seaport”). The transaction closed on July 3, 2024 (the “Acquisition”). The Acquisition was deemed to result in a change of control of Penn Capital pursuant to the 1940 Act, and resulted in the automatic termination of the previously existing advisory agreement between the Trust, on behalf of each of the Funds, and Penn Capital (the “Original Agreement”). To avoid disruption of the Funds’ investment management program, the Board approved an interim advisory agreement between the Trust and Penn Capital with respect to each Fund (the “Interim Advisory Agreement”) on April 24, 2024, which became effective on July 3, 2024. Effective November 7, 2024, shareholders of the Penn Capital Short Duration High Income Fund approved a new investment advisory agreement (the “New Advisory Agreement”). Effective November 30, 2024, the Trust entered into an amended Interim Advisory Agreement with Penn Capital with respect to the Penn Capital Special Situations Small Cap Equity Fund. Pursuant to the amended Interim Advisory Agreement, Penn Capital did not receive any fees for its management of the Penn Capital Special Situations Small Cap Equity Fund between November 30, 2024 and until shareholders of the Fund approved the New Advisory Agreement on January 14, 2025. Fees forfeited for this period and reported on the statement of operations was $63,605.

With respect to the Penn Capital Special Situations Small Cap Equity Fund, the Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the Funds’ total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets. With respect to the Penn Capital Short Duration High Income Fund, the Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the Fund’s total annual operating expenses (including any acquired fund fees and expenses incurred by the Fund as a result of its investments in other investment

14

PENN CAPITAL FUNDS

Notes to the Financial Statements

February 28, 2025 (Unaudited)

companies managed by the Advisor, but excluding any acquired fund fees and expenses incurred by the Fund as a result of its investments in unaffiliated investment companies, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets. The expense limitation agreement will remain in place through December 31, 2025. Thereafter, the expense limitation agreement for the Funds will be reviewed annually by the Advisor and the Board.

Institutional Class
Penn Capital Short Duration High Income Fund	0.54%
Penn Capital Special Situations Small Cap Equity Fund	1.09%

Any waived or reimbursed expenses by the Advisor to the Funds (excluding any waivers related to acquired fund fees and expenses incurred by the Funds as a result of its investments in other investment companies managed by the Advisor), are subject to repayment by a Fund in the three years following the date the fees were waived or the expenses were paid, provided such reimbursement does not cause the Funds’ ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

Fiscal Period Incurred	Amount Subject to Potential Recoupment	Year of Expiration
Penn Capital Short Duration High Income Fund
August 31, 2022	$118,474	2025
August 31, 2023	203,627	2026
August 31, 2024	169,800	2027
February 28, 2025	63,921	2028
Total	$555,822
Penn Capital Special Situations Small Cap Equity Fund
August 31, 2022	$80,812	2025
August 31, 2023	119,334	2026
August 31, 2024	228,937	2027
February 28, 2025	139,241	2028
Total	$568,324

(1)	Includes fees waived that are not subject to potential recoupment.

Distribution Agreement

Foreside Fund Services, LLC is the Trust’s distributor and principal underwriter (the “Distributor”).

Agreements with the Administrator, Transfer Agent, and Custodian

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as the Funds’ administrator. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

15

PENN CAPITAL FUNDS

Notes to the Financial Statements

February 28, 2025 (Unaudited)

Shareholder Servicing Plan

The Trust has adopted a Shareholder Servicing Plan on behalf of each Fund’s Institutional Class. Under the plan, each Class can pay for non-distribution related shareholder support services (‘‘service fees’’) in an amount up to 0.15% of its average daily net assets. The amount actually incurred by the Institutional Class shares for the current fiscal period on an annualized basis was 0.08% for the Penn Capital Short Duration High Income Fund and 0.11% for the Penn Capital Special Situations Small Cap Equity Fund.

Other Related Party Transactions

The Advisor and its affiliates have made investments in the Funds and accordingly, as shareholders of the Funds, pay a proportionate share of the Funds’ investment advisory fees and other expenses identified in the Funds’ Prospectus.

4. Federal Tax Information

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differences in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to distributable earnings and additional paid-in capital.

The following information is provided on a tax basis as of August 31, 2024:

	Penn Capital Short Duration High Income Fund	Penn Capital Special Situations Small Cap Equity Fund
Cost of investments	$15,771,676	$44,659,334
Gross unrealized appreciation	369,480	9,427,071
Gross unrealized (depreciation)	(58,199)	(5,460,646)
Net unrealized appreciation (depreciation)	311,281	3,966,425

Undistributed ordinary income	6,161	834,422
Undistributed long-term capital gains	—	—
Total distributable earnings	6,161	834,422

Other accumulated losses	(2,733,331)	(39,310)

Total accumulated earnings (losses)	$(2,415,889)	$4,761,537

Net investment income and net realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

16

PENN CAPITAL FUNDS

Notes to the Financial Statements

February 28, 2025 (Unaudited)

These differences are primarily due to net operating losses. On the Statement of Assets and Liabilities, the following adjustments were made:

	Distributable Earnings	Paid-In Capital
Penn Capital Special Situations Small Cap Equity Fund	$5	$(5)

The Funds intend to utilize capital loss carryforwards to offset future realized gains. Capital loss carryforwards available for federal income tax purposes are as follows:

	Capital Loss Available Through	Short-Term Capital Loss Amounts	Long-Term Capital Loss Amounts
Penn Capital Short Duration High Income Fund	unlimited	$1,836,104	$896,747
Penn Capital Special Situations Small Cap Equity Fund	unlimited	39,310	—

A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively. For the fiscal period ended August 31, 2024, there were no deferred Post October Losses to report.

The character of distributions for tax purposes paid during the fiscal period ended August 31, 2024, is as follows:

	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Penn Capital Short Duration High Income Fund	$1,340,495	$—
Penn Capital Special Situations Small Cap Equity Fund	111,188	105,789

5. Trustee and Officer Compensation

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant-Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Trust. They are compensated by the Trust for services provided. Certain employees of U.S. Bancorp Fund Services, LLC serve as officers of the Trust. They are not compensated by the Funds or the Trust. For Trustee and Officer compensation amounts, please refer to the Statement of Operations.

6. Investment Transactions

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the fiscal period ended February 28, 2025, were as follows:

	Non-U.S. Government		U.S. Government
	Purchases	Sales	Purchases	Sales
Penn Capital Short Duration High Income Fund	$4,320,800	$5,422,470	$—	$—
Penn Capital Special Situations Small Cap Equity Fund	29,068,730	23,998,688	—	—

17

PENN CAPITAL FUNDS

Notes to the Financial Statements

February 28, 2025 (Unaudited)

7. Capital Share Transactions

	Penn Capital Short Duration High Income Fund September 1, 2024 - February 28, 2025	Penn Capital Special Situations Small Cap Equity Fund September 1, 2024 - February 28, 2025
Institutional Class Shares
Shares sold	117,006	600,855
Shares issued in reinvestment of dividends	51,227	53,205
Shares redeemed	(292,903)	(284,575)
Net increase (decrease)	(124,670)	369,485

8. Credit Risk, LIBOR and Asset Concentration

Small- and mid-capitalization companies may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small- and mid-capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In addition, small- and mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

High yield securities and unrated securities of similar credit quality have speculative characteristics and involve greater volatility of price and yield, greater of liquidity risk, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

There are a number of risks associated with an investment in bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

A Fund may invest in certain instruments that rely in some fashion upon London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator announced that most LIBOR settings would no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings ceased publication after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an

18

PENN CAPITAL FUNDS

Notes to the Financial Statements

February 28, 2025 (Unaudited)

alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

9. Line of Credit

The Funds have a $10,000,000 uncommitted, unsecured, umbrella 181-day line of credit, for temporary purposes, including to meet redemption requests. The interest rate as of February 28, 2025 was 7.50%. During the current fiscal period, the Penn Capital Special Situations Fund did not use the credit line.

During the current fiscal period, line of credit activities were as follows:

Fund	Average Borrowings	Amount Outstanding as of February 28, 2025	Interest Expense	Maximum Borrowing
Penn Capital Short Duration High Income Fund	$1,818	$—	$72	$150,000

10. Unfunded Commitments

The Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly funded. During the contractual period, the Funds are obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statements of Assets and Liabilities. As of February 28, 2025, there were no unfunded commitments to report.

11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were the following subsequent events:

Voting Results of Special Meeting of Shareholders of the Penn Capital Short Duration High Income Fund (Unaudited)

A special meeting of shareholders of the Fund was held on November 7, 2024 (the “November Special Meeting”). At the November Special Meeting, shareholders voted on one proposal: Proposal 1 – To approve the proposed investment advisory agreement between the Trust, on behalf of the Fund, and Penn Capital.

The approval of a new investment advisory agreement for the Fund was required as a result of the change in control of the Adviser.

All Fund shareholders of record at the close of business on August 30, 2024 (the “Penn Capital Short Duration High Income Fund Record Date”) were entitled to vote. As of the Penn Capital Short Duration High Income Fund Record Date, the Fund had 1,734,333 shares outstanding.

Proposal 1 – To approve the proposed investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser was approved by the shareholders as follows:

Of the 895,783 shares present by proxy, 895,783 shares or 100% voted in favor (representing 51.65% of total outstanding shares), 0 shares or 0% voted against (representing 0% of total outstanding shares), and 0 shares or 0% abstained from voting (representing 0% of total outstanding shares).

Accordingly, shareholders of the Fund approved a new investment advisory agreement.

19

PENN CAPITAL FUNDS

Notes to the Financial Statements

February 28, 2025 (Unaudited)

Voting Results of Special Meeting of Shareholders of the Penn Capital Special Situations Small Cap Equity Fund (Unaudited)

A special meeting of shareholders of the Fund was held on November 7, 2024 as adjourned to January 14, 2025 (the “January Special Meeting”). At the January Special Meeting, shareholders voted on one proposal: Proposal 1 – To approve the proposed investment advisory agreement between the Trust, on behalf of the Fund and Penn Capital Management Company, LLC (the “Adviser”).

The approval of a new investment advisory agreement for the Fund was required as a result of the change in control of the Adviser.

All Fund shareholders of record at the close of business on August 30, 2024 (the “Penn Capital Special Situations Small Cap Equity Fund Record Date”) were entitled to vote. As of the Penn Capital Special Situations Small Cap Equity Fund Record Date, the Fund had 3,246,169 shares outstanding.

Proposal 1 – To approve the proposed investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser was approved by the shareholders as follows:

Of the 1,702,127 shares present by proxy, 1,523,361 shares or 89.50% voted in favor (representing 46.93% of total outstanding shares), 7,762 shares or 0.46% voted against (representing 0.24% of total outstanding shares), and 171,004 shares or 10.05% abstained from voting (representing 5.27% of total outstanding shares).

Accordingly, shareholders of the Fund approved a new investment advisory agreement.

20

Penn Capital Funds

Additional Information

February 28, 2025 (Unaudited)

Shareholder Notification of Federal Tax Status

For the fiscal period ended August 31, 2024, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Penn Capital Short Duration High Income Fund	0.00%
Penn Capital Special Situations Small Cap Equity Fund	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended August 31, 2024 was as follows:

Penn Capital Short Duration High Income Fund	0.00%
Penn Capital Special Situations Small Cap Equity Fund.	100.00%

The percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the fiscal period ended August 31, 2024 was as follows:

Penn Capital Short Duration High Income Fund	0.00%
Penn Capital Special Situations Small Cap Equity Fund.	0.00%

21

Investment Advisor
Penn Capital Management Company, LLC
Navy Yard Corporate Center
1200 Intrepid Avenue, Suite 400
Philadelphia, Pennsylvania 19112

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Custodian
U.S. Bank N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Portland, ME 04101

Administrator, Transfer Agent
and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Shareholder/Investor Information
1.844.302.PENN (7366)
www.penncapitalfunds.com

BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUNDS’ INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER RELEVANT INFORMATION CAN BE FOUND IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, COPIES OF WHICH MAY BE OBTAINED BY CALLING (844) 302-PENN (7366) OR BY VISITING WWW.PENNCAPITALFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

FINANCIAL STATEMENTS

February 28, 2025
(UNAUDITED)

Torray Fund

Ticker: TORYX

A series of The RBB Fund Trust

The Torray Fund

Schedule of Investments

February 28, 2025 (unaudited)

	Shares	Value
COMMON STOCKS — 99.5%

Communication Services — 4.9%
Alphabet, Inc. - Class A	100,570	$17,125,060

Consumer Discretionary — 10.2%
Home Depot, Inc.	36,120	14,325,192
Lennar Corp. - Class B	95,840	11,088,688
Ulta Beauty, Inc. (a)	26,650	9,763,494
		35,177,374
Energy — 10.5%
EOG Resources, Inc.	111,935	14,209,029
Phillips 66	91,425	11,856,908
Schlumberger NV	245,240	10,216,699
		36,282,636
Financials — 34.8%(b)
American Express Co.	55,285	16,638,574
Berkshire Hathaway, Inc. - Class B (a)	44,510	22,870,573
Chubb Limited	52,650	15,030,522
Fiserv, Inc. (a)	73,325	17,281,969
JPMorgan Chase & Co.	58,430	15,463,500
Marsh & McLennan Cos., Inc.	75,811	18,030,888
W R Berkley Corp.	240,952	15,199,252
		120,515,278
Health Care — 16.4%
Amgen, Inc.	40,660	12,525,720
Johnson & Johnson	105,365	17,387,332
Royalty Pharma PLC - Class A	505,725	17,012,589
UnitedHealth Group Inc.	20,665	9,815,048
		56,740,689
Industrials — 7.5%
Eaton Corp. PLC	40,635	11,919,058
General Dynamics Corp.	55,255	13,957,413
		25,876,471

The accompanying notes are an integral part of the financial statements.

1

The Torray Fund

SCHEDULE OF INVESTMENTS (concluded)

February 28, 2025 (unaudited)

	Shares	Value
Information Technology — 12.4%
Applied Materials, Inc.	50,515	$7,984,906
Keysight Technologies, Inc. (a)	82,000	13,081,460
Qualcomm, Inc.	60,015	9,432,558
Texas Instruments, Inc.	63,980	12,539,440
		43,038,364

Technology Hardware, Storage & Peripherals — 2.8%
Hewlett Packard Enterprise Co.	494,150	9,789,111
TOTAL COMMON STOCKS (Cost $196,700,026)		344,544,983

SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
Fidelity Government Portfolio - Class Institutional, 4.24% (c)	1,387,386	1,387,386
TOTAL SHORT-TERM INVESTMENTS (Cost $1,387,386)		1,387,386

TOTAL INVESTMENTS — 99.9% (Cost $198,087,412)		$345,932,369
Other Assets in Excess of Liabilities — 0.1%		246,023
TOTAL NET ASSETS — 100.0%		$346,178,392

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of the financial statements.

2

The Torray Fund

Statement of Assets and Liabilities

As of February 28, 2025 (unaudited)

ASSETS:
Investments in securities at value (cost $196,700,026)	$344,544,983
Short-term investments, at value (cost $1,387,386)	1,387,386
Dividends & interest receivable	538,794
Prepaid expenses and other assets	6,052
TOTAL ASSETS	346,477,215

LIABILITIES:
Payable to advisory fees	226,952
Payable for fund shares redeemed	39,822
Accrued expenses and other liabilities	32,049
TOTAL LIABILITIES	298,823

NET ASSETS	$346,178,392

NET ASSETS CONSIST OF:
Paid-in capital	$184,691,947
Total distributable earnings/(losses)	161,486,445
Net Assets	$346,178,392

Shares issued and outstanding (unlimited number of shares authorized without par value)	6,323,463
Net asset value, offering and redemption price per share	$54.75

The accompanying notes are an integral part of the financial statements.

3

The Torray Fund

Statement of Operations

For the Period ended February 28, 2025 (unaudited)

INVESTMENT INCOME:
Dividend income	$3,873,115
Interest income	105,476
Total investment income	3,978,591

EXPENSES:
Advisory fees	1,472,375
Transfer agent fees & expenses	55,105
Fund administration & accounting fees	40,137
Registration fees	13,003
Legal fees	12,970
Audit and tax fees	12,560
Trustee Fees	7,554
Shareholder reporting fees	6,948
Advisory fees - recouped	5,587
Insurance fees	2,654
Custody fees	437
Other fees	16,116
Net expenses	1,645,446

NET INVESTMENT INCOME/(LOSS)	2,333,145

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments	17,756,364
Net change in unrealized appreciation/(depreciation) on investments	(16,966,847)
Net realized and unrealized gain/(loss) on investments	789,517

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,122,662

The accompanying notes are an integral part of the financial statements.

4

The Torray Fund

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2024
Increase/(Decrease) in Net Assets Resulting from Operations:
Net investment income/(loss)	$2,333,146	$3,494,781
Net realized gain/(loss) on investments	17,756,364	15,857,011
Net change in unrealized appreciation/ (depreciation) on investments	(16,966,847)	54,894,103
Net increase/(decrease) in net assets resulting from operations	3,122,662	74,245,895

Distributions to Shareholders:
Total distributions to shareholders	(21,553,028)	(20,176,149)

Shares of Beneficial Interest:
Net increase/(decrease) from share transactions	9,303,737	(17,545,373)
Total increase/(decrease) in net assets	(9,126,629)	36,524,373
Net Assets — Beginning of Period	355,305,021	318,780,648
Net Assets — End of Period	$346,178,392	$355,305,021

The accompanying notes are an integral part of the financial statements.

5

The Torray Fund

Financial Highlights

PER SHARE DATA:
	Period Ended February 28, 2025		Year Ended August 31,	Period Ended August 31,		Years ended December 31:
	(unaudited)		2024	2023(1)		2022(2)	2021	2020	2019
Net Asset Value, Beginning of Period	$57.72		$49.33	$46.86		$52.24	$47.64	$50.70	$43.45
Investment operations
Net investment income/(loss) (3)	0.37		0.55	0.43		0.60	0.59	0.63	0.74
Net realized and unrealized gain/(loss) on investments	0.18		11.03	2.38		(1.03)	9.65	(2.15)	7.86
Total from investment operations	0.55		11.58	2.81		(0.43)	10.24	(1.52)	8.60
Less distributions from:
Net investment income	(0.21)		(0.57)	(0.34)		(0.60)	(0.59)	(0.64)	(0.95)
Net realized gains	(3.31)		(2.62)	—		(4.35)	(5.05)	(0.90)	(0.40)
Total distributions	(3.52)		(3.19)	(0.34)		(4.95)	(5.64)	(1.54)	(1.35)
Net Asset Value, End of Period	$54.75		$57.72	$49.33		$46.86	$52.24	$47.64	$50.70
TOTAL RETURN (4)	0.90	%(5)	24.89%	6.03	%(5)	-0.98%	21.39%	-2.51%	19.89%

The accompanying notes are an integral part of the financial statements.

6

The Torray Fund

Financial Highlights (continued)

For a Fund share outstanding throughout each period/year.

PER SHARE DATA:
	Period Ended February 28, 2025		Year Ended August 31,	Period Ended August 31,		Years ended December 31:
	(unaudited)		2024	2023(1)		2022(2)	2021	2020	2019
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000’s omitted)	$346,178		$355,305	$318,781		$321,288	$380,868	$356,342	$408,961
Ratios of expenses to average net assets:
Before expense waiver	0.95	%(6)	0.97%	0.96	%(6)	1.16%	1.16%	1.17%	1.15%
After expense waiver	0.95	%(6)	0.95%	0.95	%(6)	1.06%	1.07%	1.06%	1.06%
Ratios of net investment income to average net assets	1.35	%(6)	1.05%	1.36	%(6)	1.18%	1.10%	1.46%	1.53%
Portfolio turnover rate	7	%(5)	12%	9	%(5)	40%	36%	33%	11%

(1)	Effective August 31, 2023, the Fund changed its fiscal year end date to August 31st.
(2)

Prior to the close of business on December 9, 2022, the Fund was a series (the “Predecessor Fund”) of The Torray Fund, an open-end management investment company organized as a Massachusetts business trust. The Predecessor Fund was reorganized into the Fund following the close of business on December 9, 2022 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to December 9, 2022 included herein is that of the Predecessor Fund. See Note 1.

(3)	Calculated based on average amount of shares outstanding during the period.
(4)	Past performance is not predictive of future performance. Returns assume reinvestment of all dividends and distributions.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

7

The Torray Fund

Notes to Financial Statements

As of February 28, 2025 (unaudited)

NOTE 1 – ORGANIZATION

The Torray Fund (“Fund”) is a separate diversified series of The RBB Fund Trust (“Trust”). The Trust was organized as a Delaware statutory trust on August 29, 2014 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Currently, the Trust has eight active investment portfolios. The Fund commenced operations on December 31, 1990 as a separate series (the “Predecessor Fund”) of The Torray Fund, a Massachusetts business trust. Effective as of the close of business on December 9, 2022, the Predecessor Fund was reorganized into a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund, in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders, in complete liquidation and termination of the Predecessor Fund. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on November 1, 2022. Unless otherwise indicated, references to the “Fund” in these Notes to Financial Statements refer to the Predecessor Fund and Fund. At the September 13, 2023 meeting of the Board of Trustees of the Trust (the “Board”), the Board approved a change in fiscal year end for the Fund from December 31st to August 31st effective August, 31 2023.

The Fund’s investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long- and short-term gains. The Fund invests principally in common stock of larger-capitalization companies that generally have demonstrated records of profitability, conservative financial structures and shareholder-oriented management. The Fund seeks to invest in such companies when it believes that valuations are modest relative to earnings, cash flow or asset values. Large capitalization companies are those with market capitalizations of $8 billion or more. Investments are held as long as the issuers’ fundamentals remain intact, and the Fund believes issuers’ shares are reasonably valued. There can be no assurance that the Fund’s investment objectives will be achieved.

The Fund is an investment company and accordingly follows the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The end of the reporting period for the Fund is February 28, 2025, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

8

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of February 28, 2025 (unaudited)

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the current fiscal period, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the current fiscal period, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the current fiscal period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. tax authorities for tax years prior to December 31, 2020.

Security Transactions and Investment Income and Distributions – The Fund records security transactions on trade date for financial reporting purposes. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method. Non-cash dividend income is recognized at the fair value of property received.

The Fund distributes all net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the current fiscal period, no such reclassifications were made.

Certain expenses are shared with The RBB Fund, Inc. (“RBB”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

9

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of February 28, 2025 (unaudited)

NOTE 3 — SECTOR RISK AND GENERAL RISK

As of the current fiscal period, the Fund had a significant portion of its assets invested in the Financials sector. The Financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence spending.

For purposes of financial statement reporting, 34.8% of portfolio holdings as of the current fiscal period were classified according to GICS as belonging to the Financials sector. However, the Fund believes the actual Financials concentration risk to be below that shown for the Financials sector, as several of the constituent companies are diversified holding companies, with portions of their businesses falling outside the sector.

NOTE 4 — SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

10

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of February 28, 2025 (unaudited)

Short-Term Investments – Investments in money market funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Short-term debt securities (maturing in 60 days or less), such as U.S. Treasury Bills, are valued at amortized cost, which approximates market value and are categorized in Level 2 of the fair value hierarchy.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Torray Investment Partners LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board. As of current fiscal period, no Fund portfolio securities were priced in accordance with such procedures.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of current fiscal period:

	Level 1	Level 2	Level 3	Total
Common Stock	$344,544,983	$—	$—	$344,544,983
Short-Term Investment	1,387,386	—	—	1,387,386
Total Investments*	$$345,932,369	$—	$—	$$345,932,369

*	Please refer to the Schedule of Investments for further details.

NOTE 5 — INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement (the “Advisory Agreement”) with the Adviser to furnish investment advisory services and to pay for certain operating expenses of the Fund. Pursuant to the Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its fee and reimburse the Fund for its current operating expenses so as to limit the Fund’s current operating expenses (excluding certain items discussed below) to an annual rate, expressed as a percentage of the Fund’s average annual net assets, of 0.95% (the “Expense Cap”). For purposes of the Agreement, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short and extraordinary expenses. This contractual limitation is in effect until December 31, 2025

11

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of February 28, 2025 (unaudited)

and may not be terminated without the approval of the Board. During the current fiscal period, investment advisory fees reimbursed were as follows:

RECOUPMENTS
$5,587

Under the Agreement, if at any time the Fund’s total annual Fund Operating Expenses (excluding acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

Expiration August 31, 2027	Total
$77,599	$77,599

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

12

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of February 28, 2025 (unaudited)

NOTE 6 — TRUSTEE AND OFFICER COMPENSATION

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Trust. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Trust. They are not compensated by the Fund or the Trust. For Trustee and Officer compensation amounts, please refer to the Statements of Operations.

NOTE 7 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	10,057	$566,894	71,374	$3,881,230
Reinvestment of distributions	355,232	19,688,709	388,779	18,541,519
Shares redeemed	(198,014)	(10,951,866)	(766,271)	(39,968,122)
	167,275	$9,303,737	(306,118)	$(17,545,373)

NOTE 8 — INVESTMENT TRANSACTIONS

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$25,190,546	$32,124,376

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

NOTE 9 — TAX MATTERS

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from GAAP.

13

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of February 28, 2025 (unaudited)

The tax character of distributions paid during the year ended August 31, 2024 was as follows:

August 31, 2024
Distributions paid from:
Ordinary Income	$3,649,834
Long-Term Capital Gains	16,526,315
$20,176,149

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$561,259
Undistributed long-term capital gain	14,596,170
Net unrealized appreciation/(depreciation)	164,759,382
Total accumulated earnings	$179,916,811

As of August 31, 2024, the Fund did not have any capital loss carryovers. A regulated investment company may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses (i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the taxable period ended August 31, 2024, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2024. As of August 31, 2024, the Fund had no tax basis post October losses or qualified late-year losses.

The cost basis of investments for federal income tax purposes at August 31, 2024, the Fund’s most recently completed fiscal year end, were as follows:

August 31, 2024
Gross unrealized appreciation	$167,583,374
Gross unrealized (depreciation)	(2,823,992)
Net unrealized appreciation	$164,759,382
Cost	$190,338,765

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax treatment of passive foreign investment companies.

14

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (concluded)

As of February 28, 2025 (unaudited)

NOTE 10 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 11 — SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued, and has determined that there were the following subsequent event: The Fund paid the following distribution:

Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
March 27, 2025	March 28, 2025	March 28, 2025	$0.2667142

15

The Torray Fund

Other Information

As of February 28, 2025 (unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (800) 626-9769 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

16

INVESTMENT Adviser

Torray Investment Partners LLC
7501 Wisconsin Avenue, Suite 750 W
Bethesda, MD 20814

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

UNDERWRITER

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. All indices are unmanaged groupings of stocks that are not available for investment.

The

TORRAY

FUND

of The RBB Fund Trust

FINANCIAL STATEMENTS

FEBRUARY 28, 2025

funds.torray.com

(301) 493-4600

(800) 626-9769

TWEEDY, BROWNE INSIDER + VALUE ETF

A Series of

THE RBB FUND TRUST

(NYSE Arca, Inc.: COPY)

Financial Statements

February 28, 2025

(Unaudited)

TWEEDY, BROWNE INSIDER + VALUE ETF

PORTFOLIO OF INVESTMENTS

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — 95.3%
Australia — 1.5%
Harvey Norman Holdings Ltd.	35,782	$115,898
Magellan Financial Group Ltd.	14,787	74,045
New Hope Corp. Ltd.	23,852	59,497
		249,440
Austria — 2.3%
BAWAG Group AG (a)	2,053	206,793
Erste Group Bank AG	2,528	169,514
		376,307
Belgium — 1.3%
Colruyt Group N.V	2,224	85,777
Umicore SA	6,354	57,741
X-Fab Silicon Foundries SE (a)(b)	13,675	64,829
		208,347
Bermuda — 0.4%
Conduit Holdings Ltd.	14,626	72,856

Canada — 11.6%
Atco Ltd. - Class I	3,179	103,451
Bank of Montreal	960	98,711
Bank of Nova Scotia	1,894	94,023
Canadian Imperial Bank of Commerce	2,067	125,256
Cenovus Energy, Inc.	5,566	76,983
Dundee Precious Metals, Inc.	12,705	148,939
Interfor Corp. (b)	5,087	60,267
Manulife Financial Corp.	4,615	143,737
Mullen Group Ltd.	10,176	92,563
National Bank of Canada	1,272	105,866
Nutrien Ltd.	1,734	90,874
Paramount Resources Ltd. - Class A	4,127	47,096
Parex Resources, Inc.	5,884	57,345
Peyto Exploration & Development Corp.	10,800	118,843
Power Corp. of Canada	3,179	107,889

The accompanying notes are an integral part of these financial statements.

1

TWEEDY, BROWNE INSIDER + VALUE ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — 95.3% (continued)
Canada — 11.6% (continued)
Stella-Jones, Inc.	2,057	$98,361
Tamarack Valley Energy Ltd.	30,050	88,691
Tourmaline Oil Corp.	1,748	80,649
Whitecap Resources, Inc.	13,038	88,587
Winpak Ltd.	3,020	84,833
		1,912,964
Denmark — 0.6%
Jyske Bank AS	1,273	102,699

France — 5.3%
Bouygues SA	2,543	87,159
Coface SA	6,199	105,590
Eurazeo SE	1,617	127,567
Metropole Television SA	7,471	99,976
Rubis SCA	3,328	91,486
Teleperformance SE	635	61,037
Television Francaise 1 SA	13,206	109,937
Verallia SA (a)	2,543	70,751
Wendel SE	1,111	111,332
		864,835
Germany — 5.1%
Bayer AG	1,590	37,458
Brenntag SE	1,123	74,347
Deutsche Lufthansa AG	9,221	66,059
Deutsche Post AG	2,701	105,604
Douglas AG (b)	4,838	82,307
HUGO BOSS AG	2,539	116,442
Mercedes-Benz Group AG	1,272	78,867
ProSiebenSat.1 Media SE	13,675	83,200
SAF-Holland SE (b)	7,153	128,370
Schaeffler AG (b)	13,674	68,335
		840,989

The accompanying notes are an integral part of these financial statements.

2

TWEEDY, BROWNE INSIDER + VALUE ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — 95.3% (continued)
Hong Kong — 0.5%
Prudential PLC	9,126	$83,502

Hungary — 1.2%
MOL Hungarian Oil & Gas PLC	11,103	82,320
OTP Bank Nyrt	1,895	116,059
		198,379
Italy — 4.3%
BFF Bank SpA (a)	9,062	75,721
Brembo NV	10,483	104,885
Eni SpA	5,883	84,548
MFE-MediaForEurope NV	19,045	87,995
Piaggio & C SpA	35,783	79,362
Pirelli & C SpA (a)	17,953	112,375
Sanlorenzo SpA	2,861	96,308
Zignago Vetro SpA	7,315	73,834
		715,028
Luxembourg — 0.6%
Befesa SA (a)	4,294	100,759

Netherlands — 0.2%
AMG Critical Materials NV	2,227	38,280

Norway — 0.7%
DNB Bank ASA	5,088	116,999

Philippines — 0.6%
Semirara Mining & Power Corp.	164,800	106,139

Portugal — 0.7%
Altri SGPS SA	17,013	106,862

The accompanying notes are an integral part of these financial statements.

3

TWEEDY, BROWNE INSIDER + VALUE ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — 95.3% (continued)
Singapore — 1.7%
UMS Integration Ltd.	105,685	$79,765
United Overseas Bank Ltd.	4,255	120,271
Wilmar International Ltd.	30,679	72,870
		272,906
South Africa — 0.7%
MTN Group Ltd.	13,675	86,406
Sibanye Stillwater Ltd. (b)	46,111	34,700
		121,106
South Korea — 5.8%
DB Insurance Co. Ltd.	1,536	95,967
Hana Financial Group, Inc.	2,069	84,152
Hyundai Glovis Co. Ltd.	1,407	125,129
KB Financial Group, Inc.	1,646	88,100
KT Corp. - ADR	8,214	140,952
KT Corp.	91	2,924
KT&G Corp.	1,238	83,188
LG Electronics, Inc.	990	53,395
LG H&H Co. Ltd. (b)	289	63,118
LG Innotek Co. Ltd. (b)	441	48,956
LG Uplus Corp.	12,996	93,990
Samsung Electronics Co. Ltd.	2,067	77,005
		956,876
Spain — 3.8%
Acciona SA	635	78,190
Acerinox SA	8,744	102,589
Banco Santander SA	21,146	136,485
Bankinter SA	11,915	115,369
Gestamp Automocion SA (a)	39,114	107,727
Repsol SA	6,200	79,173
		619,533

The accompanying notes are an integral part of these financial statements.

4

TWEEDY, BROWNE INSIDER + VALUE ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — 95.3% (continued)
Sweden — 5.7%
Billerud Aktiebolag	10,668	$118,499
Boliden AB	3,165	110,526
Intrum AB (b)	11,567	31,820
Norion Bank AB (b)	22,100	84,155
Securitas AB - Class B	10,651	154,219
Skandinaviska Enskilda Banken AB - Class A	7,312	117,248
Svenska Handelsbanken AB - Class A	10,175	127,434
Volvo AB - Class B	4,291	132,710
Volvo Car AB (b)	26,869	56,647
		933,258
United Kingdom — 13.2%
Beazley PLC	13,046	143,838
Berkeley Group Holdings PLC	1,775	80,379
Breedon Group PLC	19,710	108,594
British American Tobacco PLC	2,846	110,513
Burberry Group PLC	12,881	175,964
Capri Holdings Ltd. (b)	2,227	48,949
CNH Industrial NV	8,904	114,684
Computacenter PLC	2,863	77,285
Drax Group PLC	13,036	100,027
GSK PLC	4,925	90,851
Howden Joinery Group PLC	9,379	91,197
IG Group Holdings PLC	9,539	114,231
Imperial Brands PLC - ADR	3,975	139,681
JD Sports Fashion PLC	44,518	43,713
JET2 PLC	6,994	123,608
Johnson Matthey PLC	5,565	100,103
OSB Group PLC	21,783	121,659
Persimmon PLC	6,043	91,597
Pets at Home Group PLC	32,443	95,985
Polestar Automotive Holding UK PLC - ADR (b)	5,723	6,238
Shell PLC	3,012	99,872

The accompanying notes are an integral part of these financial statements.

5

TWEEDY, BROWNE INSIDER + VALUE ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — 95.3% (continued)
United Kingdom — 13.2% (continued)
Vodafone Group PLC	109,854	$96,978
		2,175,946
United States — 27.5%(c)
Advance Auto Parts, Inc.	1,590	58,671
AGCO Corp.	1,112	107,831
Albemarle Corp.	476	36,666
Alliance Resource Partners LP	4,938	129,573
AMN Healthcare Services, Inc. (b)	1,908	48,311
AutoNation, Inc. (b)	635	115,805
Beazer Homes USA, Inc. (b)	3,327	74,192
Black Stone Minerals LP	5,247	78,495
Bread Financial Holdings, Inc.	2,067	111,618
Centene Corp. (b)	1,272	73,980
Cleveland-Cliffs, Inc. (b)	6,375	69,105
ConocoPhillips	959	95,085
Consensus Cloud Solutions, Inc. (b)	2,860	74,846
Crocs, Inc. (b)	952	94,791
CVS Health Corp.	1,271	83,530
Devon Energy Corp.	1,748	63,313
Dorian LPG Ltd.	2,384	48,538
Embecta Corp.	5,087	68,675
Employers Holdings, Inc.	2,399	124,268
Energy Transfer LP	6,994	134,914
Fifth Third Bancorp	3,333	144,886
First Interstate BancSystem, Inc. - Class A	3,339	102,507
General Motors Co.	2,702	132,749
HCI Group, Inc.	1,112	146,406
Heartland Express, Inc.	8,584	88,587
Helmerich & Payne, Inc.	3,207	85,018
Herbalife Ltd. (b)	5,405	44,862
HF Sinclair Corp.	1,762	62,146
HighPeak Energy, Inc.	6,358	82,145

The accompanying notes are an integral part of these financial statements.

6

TWEEDY, BROWNE INSIDER + VALUE ETF

PORTFOLIO OF INVESTMENTS (CONTINUED)

February 28, 2025 (Unaudited)

	Shares	Value

COMMON STOCKS — 95.3% (continued)
United States — 27.5%(c) (continued)
Ionis Pharmaceuticals, Inc. (b)	2,236	$74,213
Lamb Weston Holdings, Inc.	1,747	90,617
Ligand Pharmaceuticals, Inc. (b)	793	96,928
Malibu Boats, Inc. - Class A (b)	2,856	95,333
Matador Resources Co.	1,917	100,336
Orion SA	4,135	57,807
PNC Financial Services Group, Inc.	653	125,324
ProFrac Holding Corp. - Class A (b)	6,996	50,301
Resideo Technologies, Inc. (b)	4,928	94,667
Sealed Air Corp.	2,384	81,485
Simmons First National Corp. - Class A	5,245	115,233
Sirius XM Holdings, Inc.	3,180	76,924
StoneX Group, Inc. (b)	1,569	189,331
Tidewater, Inc. (b)	1,740	79,379
Tyson Foods, Inc. - Class A	1,748	107,222
U-Haul Holding Co.	2,053	126,362
Weis Markets, Inc.	1,431	105,865
Wintrust Financial Corp.	1,135	141,273
Zions Bancorp NA	2,551	137,856
		4,527,969
TOTAL COMMON STOCKS (Cost $15,597,602)		15,701,979

CLOSED-END FUNDS — 1.8%
Blue Owl Capital Corp.	7,472	115,517
FS KKR Capital Corp.	4,452	104,533
Prospect Capital Corp.	17,007	74,831
TOTAL CLOSED-END FUNDS (Cost $287,890)		294,881

The accompanying notes are an integral part of these financial statements.

7

TWEEDY, BROWNE INSIDER + VALUE ETF

PORTFOLIO OF INVESTMENTS (concluded)

February 28, 2025 (Unaudited)

	Shares	Value

PREFERRED STOCKS — 0.9%
Germany — 0.9%
Dr Ing hc F Porsche AG (a)	968	$56,634
Volkswagen AG	794	85,743
TOTAL PREFERRED STOCKS (Cost $136,668)		142,377

TOTAL INVESTMENTS — 98.0% (Cost $16,022,160)		16,139,237
Other Assets in Excess of Liabilities — 2.0%		329,976
TOTAL NET ASSETS — 100.0%		$16,469,213

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

ASA - Advanced Subscription Agreement

LP - Limited Partnership

PLC - Public Limited Company

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $795,589 or 4.8% of the Fund’s net assets.

(b)	Non-income producing security.

(c)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

The accompanying notes are an integral part of these financial statements.

8

TWEEDY, BROWNE INSIDER + VALUE ETF

Statement of Assets and Liabilities

February 28, 2025 (Unaudited)

Tweedy, Browne Insider + Value ETF
ASSETS
Investments, at value (cost $16,022,160)	$16,139,237
Cash and cash equivalents	351,582
Receivables for:
Investments sold	127,178
Dividends and interest	22,093
Total assets	16,640,090

LIABILITIES
Payables for:
Investments purchased	163,251
Advisory fees	7,626
Total liabilities	170,877
Net assets	$16,469,213

NET ASSETS CONSIST OF:
Paid-in capital	16,327,435
Total distributable earnings/(loss)	141,778
Net assets	$16,469,213

CAPITAL SHARES:
Net Assets	$16,469,213
Shares outstanding (unlimited number of shares authorized without par value)	1,590,000
Net asset value, offering and redemption price per share	$10.36

The accompanying notes are an integral part of these financial statements.

9

TWEEDY, BROWNE INSIDER + VALUE ETF

Statement of Operations

FOR THE Period ENDED February 28, 2025* (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $4,300)	$38,835
Interest	101
Total investment income	38,936

EXPENSES
Advisory fees	10,550
Total expenses	10,550
Net investment income/(loss)	28,386

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(3,685)
Net change in unrealized appreciation/(depreciation) on investments	117,077
Net realized and unrealized gain/(loss) on investments	113,392
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$141,778

*	Inception date of the Fund was December 26, 2024.

The accompanying notes are an integral part of these financial statements.

10

TWEEDY, BROWNE INSIDER + VALUE ETF

Statements of Changes in Net Assets

For the Period Ended February 28, 2025* (Unaudited)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income/(loss)	$28,386
Net realized gain/(loss) on investments	(3,685)
Net change in unrealized appreciation/(depreciation) on investments	117,077
Net increase/(decrease) in net assets resulting from operations	141,778

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,327,435
Reinvestment of distributions	—
Shares redeemed	—
Net increase/(decrease) in net assets from capital share transactions	16,327,435
Total increase/(decrease) in net assets	16,469,213

NET ASSETS:
Beginning of Period	$—
End of Period	$16,469,213

SHARES TRANSACTIONS:
Shares sold	1,590,000
Shares reinvested	—
Shares redeemed	—
Net increase/(decrease) in shares	1,590,000

*	Inception date of the Fund was December 26, 2024.

The accompanying notes are an integral part of these financial statements.

11

TWEEDY, BROWNE INSIDER + VALUE ETF

Financial Highlights

Contained below is per share operating performance data for institutional class shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	For the Period ENDED February 28, 2025* (unaudited)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00
Net investment income/(loss)(1)	—
Net realized and unrealized gain/(loss) from investments	0.36
Net increase/(decrease) in net assets resulting from operations	0.36
Net asset value, end of period	$10.36
Market price, end of period	$10.39
Total investment return/(loss) on net asset value(2)	3.58	%(3)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$16,469
Ratio of expenses to average net assets	0.80	%(4)
Ratio of net investment income/(loss) to average net assets	2.15	%(4)
Portfolio turnover rate	6	%(3)

*	Inception date of the Fund was December 26, 2024.

(1)	Calculated based on average shares outstanding for the period.

(2)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	Not annualized

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

12

TWEEDY, BROWNE INSIDER + VALUE ETF

Notes to Financial Statements

February 28, 2025 (Unaudited)

1. Organization And Significant Accounting Policies

The RBB Fund Trust, (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has eight separate investment portfolios, including the Tweedy, Browne Insider + Value ETF (the “Fund”), which commenced investment operations on December 26, 2024.

The investment objective of the Fund is to seek long-term capital growth.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is February 28, 2025, and the period covered by these Notes to Financial Statements is the since inception period December 26, 2024 through February 28, 2025 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Tweedy, Browne Company LLC, the Fund’s investment adviser (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

13

TWEEDY, BROWNE INSIDER + VALUE ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Common Stocks	$15,701,979	$—	$—	$15,701,979
Closed-End Funds	294,881	—	—	294,881
Preferred Stocks	142,337	—	—	142,337
Total Investments*	$16,139,237	$—	$—	$16,139,237

*	Refer to the Portfolio of Investments for industry classifications.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the current fiscal period. Transfers in and out between levels are based on values at the end of the current fiscal period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each

14

TWEEDY, BROWNE INSIDER + VALUE ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

class at the beginning of the day. Certain expenses are shared with The RBB Fund, Inc. (“RBB”) a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories

15

TWEEDY, BROWNE INSIDER + VALUE ETF

Notes to Financial Statements (continued)

February 28, 2025 (Unaudited)

by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

The Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of the Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Trust. The Fund compensates the Adviser with a unitary management fee for its services at an annual rate of 0.80% based on the Fund’s average daily net assets, payable on a monthly basis in arrears. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Fund was as follows:

Purchases	Sales
$16,561,189	$501,225

16

TWEEDY, BROWNE INSIDER + VALUE ETF

Notes to Financial Statements (conCLUDED)

February 28, 2025 (Unaudited)

4. Federal Income Tax Information

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

5. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

17

TWEEDY, BROWNE INSIDER + VALUE ETF

Notice to shareholders

(Unaudited)

INFORMATION ON PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 432-4789; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.tweedyetfs.com.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the approval of (i) a new Investment Advisory Agreement (the “Investment Advisory Agreement”) by and between Tweedy, Browne Company LLC (“Tweedy Browne”) and the Trust, on behalf of the new Tweedy, Browne Insider + Value ETF (the “Fund”), and (ii) a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Tweedy Browne and Exchange Traded Concepts, LLC (“ETC”), on behalf of the Fund at a meeting held on September 11-12, 2024 (the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an initial period ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by Tweedy Browne and ETC, with the assistance and advice of counsel to the Independent Trustees and the Trust.

In considering the approval of the Investment Advisory Agreement between the Trust and Tweedy Browne with respect to the Fund, and the Sub-Advisory Agreement among the Trust, Tweedy Browne and ETC with respect to the Fund, the Trustees took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Trustees reviewed these materials with management of Tweedy Browne and discussed the Investment Advisory Agreement and Sub-Advisory Agreement with counsel in executive sessions, at which no representatives of Tweedy Browne or ETC were present. The Trustees considered whether approval of the Investment Advisory Agreement and Sub-Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Investment Advisory Agreement and Sub-Advisory Agreement. Among other things, the Trustees considered (i) the nature, extent, and quality of services to be provided to the Fund by Tweedy Browne and ETC; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Tweedy Browne’s and ETC’s investment philosophies and processes; (iv) Tweedy Browne’s and ETC’s assets under management and client descriptions; (v) Tweedy Browne’s and ETC’s soft dollar commission and trade allocation policies, as applicable; (vi) Tweedy Browne’s and ETC’s advisory fee arrangements with the Trust and other similarly managed clients, as applicable; (vii) Tweedy Browne’s and ETC’s compliance procedures; (viii) Tweedy Browne’s and ETC’s financial information and insurance coverage; (ix) Tweedy Browne’s profitability analysis relating to its proposed provision of services to the

18

TWEEDY, BROWNE INSIDER + VALUE ETF

Notice to shareholders (conCLUDED)

(Unaudited)

Fund; and (x) the extent to which economies of scale are relevant to the Fund. The Trustees noted that the Fund had not yet commenced operations and, consequently, there was no performance information to review with respect to the Fund.

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided by Tweedy Browne and ETC. The Directors concluded that Tweedy Browne and ETC had sufficient resources to provide services to the Fund.

The Board also took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses. The Board noted that Tweedy Browne would be responsible for compensating the Fund’s other service providers and paying other expenses of the Fund out of Tweedy Browne’s own fees and resources.

After reviewing the information regarding Tweedy Browne’s and ETC’s estimated costs, profitability and economies of scale, and after considering the services to be provided by Tweedy Browne and ETC, the Trustees concluded that the investment advisory fees to be paid by the Fund to Tweedy Browne and the sub-advisory fees to be paid by Tweedy Browne to ETC were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved for an initial period ending August 16, 2026.

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INVESTMENT ADVISER

Tweedy, Browne Company LLC
One Station Place
Stamford, CT 06902

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53202-0701

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, Pennsylvania 19103

UNDERWRITER

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in Item 7(a) of this Form, as part of the financial statements.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7(a) of this Form, as part of the financial statements.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in Item 7(a) of this Form, as part of the financial statements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

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Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act is attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund Trust

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(Principal Executive Officer)

Date	5/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(Principal Executive Officer)

Date	5/6/2025

By (Signature and Title)*	/s/ James Shaw
James Shaw, Chief Financial Officer
(Principal Financial Officer)

Date	5/6/2025

*	Print the name and title of each signing officer under his or her signature.

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